Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Asset-Backed - Automobile - 0.1%
$ 1,473,455	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,415,009
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	539,125
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	246,333
260,000	1.91%, 10/17/2033(1)	233,331
		2,433,798
	Commercial Mortgage-Backed Securities - 0.5%
255,000	BFLD Trust 6.99%, 11/15/2028, 1 mo. USD SOFR + 2.164%(1)(2)	252,628
	BX Trust
3,315,000	5.19%, 10/15/2036, 1 mo. USD LIBOR + 0.506%(1)(2)	3,158,542
1,460,000	5.98%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(2)	1,372,139
	BXHPP Trust
780,000	5.33%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(2)	731,339
690,000	5.58%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	631,349
289,976	Life Mortgage Trust 5.64%, 03/15/2038, 1 mo. USD SOFR + 0.814%(1)(2)	280,740
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	262,248
1,735,000	SREIT Trust 5.76%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	1,643,989
		8,332,974
	Other Asset-Backed Securities - 0.4%
132,337	Aaset Trust 3.84%, 05/15/2039(1)	94,579
	Affirm Asset Securitization Trust
870,000	1.03%, 08/17/2026(1)	831,798
201,936	1.07%, 08/15/2025(1)	197,081
	Castlelake Aircraft Structured Trust
175,990	3.47%, 01/15/2046(1)	162,036
367,135	3.97%, 04/15/2039(1)	326,265
	CF Hippolyta Issuer LLC
326,248	1.53%, 03/15/2061(1)	287,368
160,760	1.98%, 03/15/2061(1)	138,102
1,331,340	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,190,875
191,223	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	164,767
271,388	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	219,822
169,058	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	141,909
124,295	MAPS Ltd. 4.46%, 03/15/2044(1)	111,244
480,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	415,144
1,748,269	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	1,682,069
108,264	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	105,942
144,832	Start II Ltd. 4.09%, 03/15/2044(1)	128,059
		6,197,060
	Whole Loan Collateral CMO - 0.1%
67,430	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	64,897
280,000	Connecticut Avenue Securities Trust 6.11%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(2)	271,964
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
	Federal National Mortgage Association Connecticut Avenue Securities
$ 165,980	9.75%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	$ 172,917
156,240	10.75%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	165,204
	Flagstar Mortgage Trust
644,129	2.00%, 09/25/2041(1)(3)	547,856
305,839	4.00%, 05/25/2048(1)(3)	281,578
236,509	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	222,121
143,324	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	138,555
457,686	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	437,456
	Towd Point Mortgage Trust
20,323	2.75%, 04/25/2057(1)(3)	20,094
208,197	2.75%, 06/25/2057(1)(3)	197,336
87,701	3.00%, 01/25/2058(1)(3)	84,986
		2,604,964
	Total Asset & Commercial Mortgage-Backed Securities (cost $21,058,248)	$ 19,568,796
CORPORATE BONDS - 13.3%
	Aerospace/Defense - 0.2%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$ 823,884
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	542,470
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	676,634
1,500,000	4.13%, 11/16/2028	1,476,887
		3,519,875
	Agriculture - 0.5%
	Philip Morris International, Inc.
830,000	5.13%, 11/17/2027	848,697
1,375,000	5.13%, 02/15/2030	1,389,430
3,602,000	5.38%, 02/15/2033	3,678,133
550,000	5.63%, 11/17/2029	573,575
1,370,000	5.75%, 11/17/2032	1,436,742
		7,926,577
	Airlines - 0.0%
99,465	United Airlines Pass-Through Trust 4.60%, 09/01/2027	93,923
	Auto Manufacturers - 0.2%
	Daimler Truck Finance North America LLC
180,000	5.13%, 01/19/2028(1)	180,467
575,000	5.15%, 01/16/2026(1)	576,941
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(1)	1,625,000
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	888,459
		3,270,867
	Beverages - 0.1%
2,100,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	1,991,530
	Biotechnology - 0.3%
	Amgen, Inc.
1,697,000	4.40%, 05/01/2045	1,495,630
675,000	5.25%, 03/02/2030	689,364

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Biotechnology - 0.3% - (continued)
$ 1,787,000	5.60%, 03/02/2043	$ 1,835,511
1,215,000	CSL Finance PLC 4.25%, 04/27/2032(1)	1,176,556
		5,197,061
	Commercial Banks - 3.5%
600,000	Banco Santander SA 3.85%, 04/12/2023	599,739
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.960% thereafter)(4)	1,400,850
1,215,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.220% thereafter)(4)	978,773
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(4)	1,672,309
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(4)	1,511,660
1,000,000	Barclays PLC 3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(4)	972,530
830,000	BNP Paribas SA 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(4)	788,428
	BPCE SA
2,225,000	5.15%, 07/21/2024(1)	2,181,440
3,625,000	5.70%, 10/22/2023(1)	3,597,015
	Credit Agricole SA
1,025,000	3.25%, 10/04/2024(1)	988,592
535,000	3.75%, 04/24/2023(1)	534,353
790,000	4.38%, 03/17/2025(1)	758,996
2,737,000	Credit Suisse AG 7.50%, 02/15/2028(5)	2,894,377
878,000	Credit Suisse Group AG 3.75%, 03/26/2025	807,734
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	1,665,448
775,000	3.88%, 09/12/2023(1)	768,426
575,000	5.38%, 01/12/2024(1)	569,661
825,000	Deutsche Bank AG 6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.180% thereafter)(4)	818,547
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.798% thereafter)(4)	1,161,038
630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.281% thereafter)(4)	525,037
560,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.264% thereafter)(4)	462,379
510,000	3.80%, 03/15/2030	474,529
2,913,000	5.70%, 11/01/2024	2,931,262
1,150,000	6.25%, 02/01/2041	1,263,060
	HSBC Holdings PLC
752,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.285% thereafter)(4)	629,995
1,178,000	3.60%, 05/25/2023	1,171,790
570,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.350% thereafter)(4)	606,181
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Commercial Banks - 3.5% - (continued)
	JPMorgan Chase & Co.
$ 620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.040% thereafter)(4)	$ 529,690
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.250% thereafter)(4)	458,395
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 6 mo. USD SOFR + 2.460% thereafter)(4)	296,916
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(4)	654,711
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(4)	782,292
1,540,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.080% thereafter)(4)	1,529,610
250,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 12 mo. USD CMT + 2.100% thereafter)(1)(4)	251,305
1,040,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	973,287
	Morgan Stanley
1,755,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.020% thereafter)(4)	1,379,892
4,870,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.200% thereafter)(4)	3,986,391
1,450,000	3.13%, 07/27/2026	1,372,029
1,000,000	3.70%, 10/23/2024	978,779
696,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.430% thereafter)(4)	691,636
365,000	Santander Holdings USA, Inc. 6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 6 mo. USD SOFR + 2.356% thereafter)(4)	364,348
	Standard Chartered PLC
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(4)	1,085,651
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(4)	3,050,584
1,133,000	U.S. Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.950% thereafter)(4)	873,833
1,695,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(4)	1,458,022
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,306,959
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.130% thereafter)(4)	1,549,718
		59,308,197
	Commercial Services - 0.2%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,799,124

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Commercial Services - 0.2% - (continued)
$ 600,000	5.50%, 08/11/2032(1)	$ 589,050
380,000	5.55%, 05/30/2033(1)	376,096
		2,764,270
	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	849,610
685,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	707,524
		1,557,134
	Diversified Financial Services - 0.8%
1,995,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028	1,741,839
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,483,056
799,000	Avolon Holdings Funding Ltd. 2.13%, 02/21/2026(1)	709,684
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,066,951
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,819,140
	Intercontinental Exchange, Inc.
3,261,000	4.00%, 09/15/2027	3,215,492
3,159,000	4.35%, 06/15/2029	3,111,963
		14,148,125
	Electric - 1.9%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,010,481
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,838,700
908,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(4)	784,494
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	405,522
	Dominion Energy, Inc.
55,000	3.38%, 04/01/2030	49,777
944,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 year USD CMT + 3.195% thereafter)(4)(6)	780,926
607,000	5.38%, 11/15/2032	621,656
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,301,499
	Duke Energy Corp.
1,930,000	4.50%, 08/15/2032	1,865,243
355,000	5.00%, 08/15/2052	329,154
	Florida Power & Light Co.
230,000	5.05%, 04/01/2028	237,440
875,000	5.10%, 04/01/2033	905,831
415,000	5.30%, 04/01/2053	438,863
	Georgia Power Co.
4,723,000	4.70%, 05/15/2032	4,674,568
245,000	4.75%, 09/01/2040	225,414
1,800,000	5.13%, 05/15/2052	1,754,241
1,275,000	Indianapolis Power & Light Co. 6.60%, 06/01/2037(1)	1,419,028
540,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	542,708
75,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	75,699
205,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	208,442
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(1)	251,410
645,000	4.28%, 12/15/2028(1)	607,075
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Electric - 1.9% - (continued)
	Pacific Gas & Electric Co.
$ 1,267,825	4.50%, 07/01/2040	$ 1,038,772
1,250,000	5.90%, 06/15/2032	1,247,903
2,126,000	6.15%, 01/15/2033	2,181,039
430,000	6.70%, 04/01/2053	441,005
165,000	PacifiCorp 4.13%, 01/15/2049	140,454
	Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	224,314
60,000	5.15%, 03/30/2026(1)	60,217
875,000	PPL Electric Utilities Corp. 5.25%, 05/15/2053	901,632
	San Diego Gas & Electric Co.
860,000	3.70%, 03/15/2052	691,722
90,000	3.75%, 06/01/2047	72,817
25,000	4.15%, 05/15/2048	21,578
	SCE Recovery Funding LLC
450,489	0.86%, 11/15/2033	383,048
220,000	1.94%, 05/15/2040	161,899
125,000	2.51%, 11/15/2043	85,789
1,156,000	Sempra Energy 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(4)	927,000
1,050,000	Southern Co. 2.95%, 07/01/2023	1,043,606
1,584,897	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,533,327
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	282,943
		31,767,236
	Entertainment - 0.2%
4,700,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029(1)	4,365,143
	Food - 0.0%
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	243,089
480,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	457,978
		701,067
	Gas - 0.5%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	300,561
	CenterPoint Energy Resources Corp.
2,017,000	5.25%, 03/01/2028	2,066,154
2,864,000	5.40%, 03/01/2033	2,959,113
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,709,845
462,000	NiSource, Inc. 5.25%, 03/30/2028	469,567
325,000	Southern California Gas Co. 2.95%, 04/15/2027	304,161
		7,809,401
	Healthcare - Products - 0.3%
	Alcon Finance Corp.
4,706,000	3.00%, 09/23/2029(1)	4,252,773
200,000	5.75%, 12/06/2052(1)	212,146
		4,464,919
	Healthcare - Services - 0.3%
	Bon Secours Mercy Health, Inc.
1,400,000	3.56%, 08/01/2027	1,318,423
455,000	4.30%, 07/01/2028	440,556
285,000	Children's Hospital 2.93%, 07/15/2050	188,186
	CommonSpirit Health
23,000	4.19%, 10/01/2049	18,800
590,000	4.20%, 08/01/2023	587,156
714,000	Dignity Health 3.81%, 11/01/2024	701,723
	HCA, Inc.
770,000	4.63%, 03/15/2052(1)	638,974
425,000	5.25%, 06/15/2049	381,994

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 335,000	Sutter Health 2.29%, 08/15/2030	$ 280,750
320,000	Toledo Hospital 5.75%, 11/15/2038	311,923
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	302,282
645,000	4.20%, 05/15/2032	631,193
95,000	4.75%, 05/15/2052	92,072
		5,894,032
	Insurance - 0.4%
490,000	Allstate Corp. 5.25%, 03/30/2033	495,059
	American International Group, Inc.
437,000	3.40%, 06/30/2030	391,636
375,000	4.38%, 06/30/2050	318,789
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,367,983
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,030,411
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	198,734
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(1)	121,322
641,000	5.50%, 06/15/2052(1)	607,779
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	698,188
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(1)	96,626
		6,326,527
	Investment Company Security - 0.0%
1,120,000	JAB Holdings BV 3.75%, 05/28/2051(1)	767,402
	Lodging - 0.1%
2,003,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	1,783,003
	Media - 0.2%
905,000	Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	753,975
1,500,000	Comcast Corp. 4.40%, 08/15/2035	1,450,388
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	389,009
250,000	7.30%, 07/01/2038	259,182
		2,852,554
	Oil & Gas - 0.7%
3,665,000	BP Capital Markets America, Inc. 4.81%, 02/13/2033	3,718,966
757,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.398% thereafter)(4)(6)	687,924
	Equinor ASA
85,000	2.88%, 04/06/2025	82,350
2,470,000	3.00%, 04/06/2027	2,342,751
1,775,000	Hess Corp. 7.30%, 08/15/2031	1,977,129
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	793,581
780,000	3.13%, 07/12/2041(1)	608,400
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	574,016
1,750,000	Var Energi ASA 8.00%, 11/15/2032(1)	1,862,508
		12,647,625
	Pharmaceuticals - 0.3%
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	928,010
	CVS Health Corp.
113,000	4.30%, 03/25/2028	110,827
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 685,000	4.88%, 07/20/2035	$ 668,182
2,854,000	5.25%, 02/21/2033	2,903,851
		4,610,870
	Pipelines - 0.8%
1,845,000	EIG Pearl Holdings Sarl 3.55%, 08/31/2036(1)	1,576,110
	Energy Transfer LP
180,000	4.95%, 06/15/2028	178,501
750,000	5.00%, 05/15/2050	635,004
945,000	5.35%, 05/15/2045	834,144
872,000	7.60%, 02/01/2024	880,362
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	76,951
145,000	3.95%, 01/31/2060	112,061
3,790,000	5.35%, 01/31/2033	3,924,046
1,840,733	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,582,869
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	561,247
100,000	3.45%, 10/15/2027(1)	90,572
	Greensaif Pipelines Bidco Sarl
1,215,000	6.13%, 02/23/2038(1)	1,251,186
915,000	6.51%, 02/23/2042(1)	962,769
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	398,363
		13,064,185
	Real Estate Investment Trusts - 0.3%
2,410,000	American Tower Trust #1 5.49%, 03/15/2028(1)	2,430,393
1,110,000	CubeSmart LP 2.25%, 12/15/2028	950,602
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	476,867
300,000	1.88%, 07/15/2050(1)	270,830
470,000	2.84%, 01/15/2050(1)	445,044
530,000	VICI Properties LP /VICI Note Co., Inc. 4.13%, 08/15/2030(1)	468,142
		5,041,878
	Semiconductors - 0.3%
	Intel Corp.
1,332,000	5.20%, 02/10/2033	1,354,639
963,000	5.63%, 02/10/2043	985,444
915,000	5.70%, 02/10/2053	930,704
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024	2,184,067
		5,454,854
	Software - 0.0%
730,000	Oracle Corp. 3.65%, 03/25/2041	562,324
	Telecommunications - 0.7%
	AT&T, Inc.
835,000	3.50%, 09/15/2053	602,859
84,000	3.65%, 06/01/2051	63,412
146,000	3.85%, 06/01/2060	108,922
200,000	4.30%, 12/15/2042	173,838
576,000	Orange SA 9.00%, 03/01/2031	722,720
1,120,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	1,111,134
6,350,000	T-Mobile USA, Inc. 3.38%, 04/15/2029	5,797,525
	Verizon Communications, Inc.
2,350,000	2.36%, 03/15/2032	1,926,932
715,000	4.75%, 11/01/2041	686,299
		11,193,641
	Trucking & Leasing - 0.4%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	2,054,325

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Trucking & Leasing - 0.4% - (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 155,000	2.70%, 11/01/2024(1)	$ 148,250
2,850,000	3.95%, 03/10/2025(1)	2,767,600
885,000	5.55%, 05/01/2028(1)	882,688
1,195,000	5.70%, 02/01/2028(1)	1,204,856
		7,057,719
	Total Corporate Bonds (cost $235,320,576)	$ 226,141,939
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
	Qatar - 0.1%
1,680,000	Qatar Government International Bonds 3.88%, 04/23/2023(1)	$ 1,677,312
	Saudi Arabia - 0.0%
750,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	697,008
	Total Foreign Government Obligations (cost $2,365,939)	$ 2,374,320
MUNICIPAL BONDS - 0.9%
	Airport - 0.1%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$ 51,799
375,000	4.51%, 11/01/2051	346,523
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(5)	504,987
		903,309
	General - 0.2%
180,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	207,876
365,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	366,479
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	389,235
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,336,691
		2,300,281
	General Obligation - 0.3%
5,320,000	State of Illinois, IL, GO 5.10%, 06/01/2033	5,307,049
	Power - 0.0%
205,000	Utility Debt Securitization Auth, NY, Rev 3.44%, 12/15/2025	203,881
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev
35,000	2.75%, 06/01/2034	29,196
165,000	3.00%, 06/01/2046	152,635
75,000	3.29%, 06/01/2042	59,579
		241,410
	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth, IL, Rev 6.18%, 01/01/2034	975,915
	Metropolitan Transportation Auth, NY, Rev
30,000	6.20%, 11/15/2026	30,647
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.9% - (continued)
	Transportation - 0.1% - (continued)
$ 375,000	6.67%, 11/15/2039	$ 403,858
785,000	6.81%, 11/15/2040	854,532
		2,264,952
	Utilities - 0.1%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
925,000	5.10%, 04/01/2035	950,209
700,000	5.17%, 04/01/2041	740,519
		1,690,728
	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	870,900
834,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	914,063
		1,784,963
	Total Municipal Bonds (cost $15,916,061)	$ 14,696,573
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.0%
2,550	3.70%, 04/01/2029, 12 mo. USD CMT + 2.237%(2)	$ 2,508
8,404	4.00%, 03/01/2041	8,223
19,074	5.36%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	19,051
396,137	7.36%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(2)	400,683
		430,465
	Federal National Mortgage Association - 0.1%
1,930	4.50%, 11/01/2023	1,927
51,008	4.50%, 03/01/2038	50,928
20,748	4.50%, 11/01/2039	20,844
13,792	4.50%, 04/01/2040	13,856
41,646	4.50%, 08/01/2040	41,839
11,975	4.50%, 02/01/2041	12,031
244,381	4.50%, 04/01/2041	244,883
136,159	4.50%, 06/01/2041	136,438
172,464	4.50%, 07/01/2041	173,265
25,359	4.50%, 09/01/2041	25,346
33,900	4.50%, 07/01/2044	33,744
87,975	4.99%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	87,018
		842,119
	Government National Mortgage Association - 0.1%
34,139	5.00%, 07/15/2037	35,186
653	6.00%, 06/15/2024	663
1,840	6.00%, 07/15/2026	1,871
717	6.00%, 03/15/2028	731
3,807	6.00%, 04/15/2028	3,894
25,874	6.00%, 05/15/2028	26,322
12,069	6.00%, 07/15/2028	12,279
4,293	6.00%, 08/15/2028	4,368
25,800	6.00%, 09/15/2028	26,246
36,393	6.00%, 10/15/2028	37,025
34,129	6.00%, 11/15/2028	34,718
25,091	6.00%, 12/15/2028	25,526
599	6.00%, 12/15/2031	612
10,723	6.00%, 09/15/2032	11,130
4,151	6.00%, 11/15/2032	4,267
1,548	6.00%, 04/15/2033	1,575

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.2% - (continued)
	Mortgage-Backed Agencies - 0.2% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 45,949	6.00%, 06/15/2033	$ 47,108
14,810	6.00%, 10/15/2033	15,577
1,295	6.00%, 11/15/2033	1,360
19,972	6.00%, 10/15/2034	20,342
47,512	6.00%, 01/15/2035	48,443
5,644	6.00%, 05/15/2035	5,743
6,372	6.00%, 06/15/2035	6,491
112	6.50%, 03/15/2026	115
335	6.50%, 01/15/2028	344
19,261	6.50%, 03/15/2028	19,825
37,362	6.50%, 04/15/2028	38,454
9,675	6.50%, 05/15/2028	9,957
57,751	6.50%, 06/15/2028	59,441
4,296	6.50%, 10/15/2028	4,422
1,032	6.50%, 02/15/2035	1,062
3,033	7.00%, 11/15/2031	3,113
1,708	7.00%, 03/15/2032	1,751
487,947	7.00%, 11/15/2032	518,573
53,982	7.00%, 01/15/2033	56,639
63,320	7.00%, 05/15/2033	66,150
8,820	7.00%, 07/15/2033	9,184
70,736	7.00%, 11/15/2033	74,027
25,789	7.50%, 09/16/2035	26,606
50	8.00%, 09/15/2026	51
2,122	8.00%, 12/15/2026	2,162
24	8.00%, 09/15/2027	24
1,672	8.00%, 07/15/2029	1,739
1,290	8.00%, 12/15/2029	1,311
2,924	8.00%, 01/15/2030	2,931
1,233	8.00%, 02/15/2030	1,230
595	8.00%, 03/15/2030	593
6,043	8.00%, 04/15/2030	6,028
3,169	8.00%, 05/15/2030	3,186
16,072	8.00%, 06/15/2030	16,260
948	8.00%, 07/15/2030	951
23,595	8.00%, 08/15/2030	23,793
11,276	8.00%, 09/15/2030	11,306
49,198	8.00%, 12/15/2030	49,651
		1,382,356
	Total U.S. Government Agencies (cost $2,668,951)	$ 2,654,940
U.S. GOVERNMENT SECURITIES - 18.4%
	U.S. Treasury Securities - 18.4%
	U.S. Treasury Bonds - 6.3%
17,710,000	2.50%, 02/15/2045(7)	$ 14,098,129
2,624,000	2.75%, 11/15/2047	2,175,357
23,015,500	2.88%, 05/15/2052	19,601,834
400,000	3.25%, 05/15/2042	368,484
30,273,900	3.38%, 08/15/2042	28,386,511
4,531,900	3.63%, 02/15/2053	4,480,208
2,851,000	3.88%, 02/15/2043	2,871,492
5,585,000	4.00%, 11/15/2042	5,728,116
14,989,600	4.00%, 11/15/2052	15,842,133
12,050,000	4.38%, 02/15/2038	13,181,100
		106,733,364
	U.S. Treasury Notes - 12.1%
290,000	0.25%, 05/31/2025	267,446
4,050,000	0.38%, 10/31/2023	3,949,225
3,825,000	0.38%, 11/30/2025	3,486,428
3,365,000	0.38%, 12/31/2025	3,064,779
2,735,000	0.38%, 01/31/2026	2,480,944
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 18.4% - (continued)
	U.S. Treasury Securities - 18.4% - (continued)
	U.S. Treasury Notes - 12.1% - (continued)
$ 1,560,000	0.63%, 07/31/2026	$ 1,406,011
1,520,000	0.75%, 03/31/2026	1,389,494
2,305,000	0.75%, 08/31/2026	2,081,343
3,350,000	0.88%, 01/31/2024	3,244,135
2,985,000	0.88%, 06/30/2026	2,719,498
7,530,000	0.88%, 09/30/2026	6,814,062
3,745,000	1.13%, 10/31/2026	3,412,778
11,380,000	1.25%, 11/30/2026	10,400,698
7,725,000	1.25%, 12/31/2026	7,050,269
150,000	1.25%, 05/31/2028	133,236
603,000	1.25%, 09/30/2028	531,582
1,020,000	1.38%, 10/31/2028	904,174
1,085,000	1.50%, 02/29/2024	1,054,442
6,404,600	1.50%, 01/31/2027	5,890,731
530,000	1.50%, 11/30/2028	472,362
2,905,000	1.63%, 10/31/2026	2,696,657
2,005,000	1.88%, 02/28/2027	1,869,114
7,680,000	2.00%, 11/15/2026	7,217,100
3,080,000	2.50%, 04/30/2024	3,011,542
3,200,000	2.50%, 05/31/2024	3,127,125
1,138,000	2.50%, 03/31/2027	1,085,901
285,000	2.63%, 04/15/2025	276,840
2,980,000	2.63%, 05/31/2027	2,854,398
590,000	2.63%, 07/31/2029	557,458
935,000	2.75%, 05/15/2025	909,945
7,910,000	2.75%, 04/30/2027	7,616,156
890,000	2.75%, 05/31/2029	847,447
2,320,000	2.88%, 06/15/2025	2,264,084
1,605,000	3.13%, 08/15/2025	1,573,840
897,000	3.13%, 08/31/2027	876,572
16,980,000	3.25%, 08/31/2024	16,716,014
6,555,000	3.25%, 06/30/2027	6,435,679
326,000	3.25%, 06/30/2029	319,327
414,000	3.50%, 09/15/2025	409,763
1,263,200	3.50%, 01/31/2028	1,255,502
8,823,200	3.50%, 02/15/2033	8,830,093
700,000	3.63%, 03/31/2028	699,152
6,592,000	3.88%, 11/30/2027	6,654,315
7,157,100	3.88%, 12/31/2027	7,225,596
685,000	3.88%, 11/30/2029	696,212
1,258,800	3.88%, 12/31/2029	1,280,534
1,100,000	4.00%, 12/15/2025	1,103,523
3,326,000	4.00%, 02/15/2026	3,337,433
16,252,000	4.00%, 02/29/2028	16,530,062
150,000	4.00%, 10/31/2029	153,492
14,186,900	4.13%, 09/30/2027	14,439,604
3,381,200	4.13%, 10/31/2027	3,442,880
449,000	4.25%, 09/30/2024	448,316
3,604,000	4.25%, 12/31/2024	3,605,549
5,800,000	4.38%, 10/31/2024	5,804,531
10,000,000	4.50%, 11/30/2024	10,035,547
		206,960,940
	Total U.S. Government Securities (cost $323,812,531)	$ 313,694,304
COMMON STOCKS - 65.0%
	Automobiles & Components - 0.8%
495,383	Gentex Corp.	$ 13,885,586
	Banks - 3.5%
210,474	JPMorgan Chase & Co.	27,426,867

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.0% - (continued)
	Banks - 3.5% - (continued)
155,683	M&T Bank Corp.	$ 18,615,016
109,492	PNC Financial Services Group, Inc.	13,916,433
		59,958,316
	Capital Goods - 5.4%
158,396	Emerson Electric Co.	13,802,627
209,712	Fortune Brands Innovations, Inc.	12,316,386
52,815	General Dynamics Corp.	12,052,911
256,957	Johnson Controls International PLC	15,473,951
53,746	L3Harris Technologies, Inc.	10,547,115
84,649	Middleby Corp.*	12,410,390
159,066	Raytheon Technologies Corp.	15,577,333
		92,180,713
	Consumer Discretionary Distribution & Retail - 2.4%
67,965	Home Depot, Inc.	20,057,831
229,303	LKQ Corp.	13,015,238
229,669	Victoria's Secret & Co.*	7,843,196
		40,916,265
	Consumer Durables & Apparel - 0.7%
107,658	Lennar Corp. Class A	11,315,932
	Consumer Services - 2.6%
115,145	Airbnb, Inc. Class A*	14,324,038
397,328	H&R Block, Inc.	14,005,812
147,060	Starbucks Corp.	15,313,358
		43,643,208
	Consumer Staples Distribution & Retail - 0.6%
144,011	Sysco Corp.	11,121,970
	Energy - 1.1%
190,302	ConocoPhillips	18,879,861
	Equity Real Estate Investment Trusts (REITs) - 1.5%
211,620	Gaming & Leisure Properties, Inc. REIT	11,016,937
201,964	Welltower, Inc. REIT	14,478,799
		25,495,736
	Financial Services - 6.4%
203,088	Ares Management Corp. Class A	16,945,663
119,229	Blackstone, Inc.	10,473,075
43,567	LPL Financial Holdings, Inc.	8,817,961
190,515	Morgan Stanley	16,727,217
128,726	Raymond James Financial, Inc.	12,006,274
58,831	S&P Global, Inc.	20,283,164
105,251	Visa, Inc. Class A	23,729,890
		108,983,244
	Food, Beverage & Tobacco - 1.5%
332,961	Keurig Dr Pepper, Inc.	11,746,864
202,102	Mondelez International, Inc. Class A	14,090,552
		25,837,416
	Health Care Equipment & Services - 6.2%
35,189	Align Technology, Inc.*	11,758,053
58,419	Becton Dickinson & Co.	14,461,039
260,311	Boston Scientific Corp.*	13,023,359
244,808	Centene Corp.*	15,474,314
44,826	Elevance Health, Inc.	20,611,443
65,161	UnitedHealth Group, Inc.	30,794,437
		106,122,645
	Household & Personal Products - 0.8%
271,876	Unilever PLC ADR	14,118,521
Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.0% - (continued)
	Insurance - 2.0%
77,342	Chubb Ltd.	$ 15,018,270
318,814	MetLife, Inc.	18,472,083
		33,490,353
	Materials - 1.4%
398,143	Axalta Coating Systems Ltd.*	12,059,752
246,219	Sealed Air Corp.	11,303,914
		23,363,666
	Media & Entertainment - 4.9%
541,491	Alphabet, Inc. Class C*	56,315,064
124,599	Electronic Arts, Inc.	15,007,950
137,115	Omnicom Group, Inc.	12,935,429
		84,258,443
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
212,288	AstraZeneca PLC ADR	14,734,910
79,524	Eli Lilly & Co.	27,310,132
605,090	Pfizer, Inc.	24,687,672
38,099	Roche Holding AG	10,886,502
42,549	Vertex Pharmaceuticals, Inc.*	13,405,914
		91,025,130
	Real Estate Management & Development - 0.7%
156,535	CBRE Group, Inc. Class A*	11,397,313
	Semiconductors & Semiconductor Equipment - 3.3%
93,251	Analog Devices, Inc.	18,390,962
80,271	NXP Semiconductors NV	14,968,535
174,118	QUALCOMM, Inc.	22,213,974
		55,573,471
	Software & Services - 9.0%
92,190	Accenture PLC Class A	26,348,824
129,057	Amdocs Ltd.	12,393,344
311,742	Microsoft Corp.	89,875,218
124,559	Salesforce, Inc.*	24,884,397
		153,501,783
	Technology Hardware & Equipment - 3.5%
515,333	Cisco Systems, Inc.	26,939,033
527,405	Corning, Inc.	18,606,848
98,150	F5, Inc.*	14,299,474
		59,845,355
	Transportation - 0.6%
188,735	Knight-Swift Transportation Holdings, Inc.	10,678,626
	Utilities - 0.8%
322,642	Exelon Corp.	13,515,473
	Total Common Stocks (cost $762,285,197)	$ 1,109,109,026
	Total Long-Term Investments (cost $1,363,427,503)	$ 1,688,239,898
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 2,707,892	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $2,708,977; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $2,762,093	$ 2,707,892

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0%
149,749	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(8)		$ 149,749
499,165	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(8)		499,165
149,750	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(8)		149,750
149,750	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(8)		149,750
			948,414
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills – 0.1%
$ 2,000,000	4.20%, 05/04/2023(9)		1,992,213
	Total Short-Term Investments (cost $5,648,294)		$ 5,648,519
	Total Investments (cost $1,369,075,797)	99.3%	$ 1,693,888,417
	Other Assets and Liabilities	0.7%	12,353,199
	Total Net Assets	100.0%	$ 1,706,241,616
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $100,566,373, representing 5.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2023, the market value of securities pledged was $700,528.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	180	06/30/2023	$ 37,161,563	$ 378,276
U.S. Treasury 5-Year Note Future	136	06/30/2023	14,893,063	330,549
U.S. Treasury 10-Year Note Future	46	06/21/2023	5,286,406	(37,058)
Total				$ 671,767
Short position contracts:
U.S. Treasury 10-Year Ultra Future	67	06/21/2023	$ (8,116,422)	$ (260,448)
Total futures contracts				$ 411,319
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 19,568,796	$ —	$ 19,568,796	$ —
Corporate Bonds	226,141,939	—	226,141,939	—
Foreign Government Obligations	2,374,320	—	2,374,320	—
Municipal Bonds	14,696,573	—	14,696,573	—
U.S. Government Agencies	2,654,940	—	2,654,940	—
U.S. Government Securities	313,694,304	—	313,694,304	—
Common Stocks
Automobiles & Components	13,885,586	13,885,586	—	—
Banks	59,958,316	59,958,316	—	—
Capital Goods	92,180,713	92,180,713	—	—
Consumer Discretionary Distribution & Retail	40,916,265	40,916,265	—	—
Consumer Durables & Apparel	11,315,932	11,315,932	—	—
Consumer Services	43,643,208	43,643,208	—	—
Consumer Staples Distribution & Retail	11,121,970	11,121,970	—	—
Energy	18,879,861	18,879,861	—	—
Equity Real Estate Investment Trusts (REITs)	25,495,736	25,495,736	—	—
Financial Services	108,983,244	108,983,244	—	—
Food, Beverage & Tobacco	25,837,416	25,837,416	—	—
Health Care Equipment & Services	106,122,645	106,122,645	—	—
Household & Personal Products	14,118,521	14,118,521	—	—
Insurance	33,490,353	33,490,353	—	—
Materials	23,363,666	23,363,666	—	—
Media & Entertainment	84,258,443	84,258,443	—	—
Pharmaceuticals, Biotechnology & Life Sciences	91,025,130	80,138,628	10,886,502	—
Real Estate Management & Development	11,397,313	11,397,313	—	—
Semiconductors & Semiconductor Equipment	55,573,471	55,573,471	—	—
Software & Services	153,501,783	153,501,783	—	—
Technology Hardware & Equipment	59,845,355	59,845,355	—	—
Transportation	10,678,626	10,678,626	—	—
Utilities	13,515,473	13,515,473	—	—
Short-Term Investments	5,648,519	948,414	4,700,105	—
Futures Contracts(2)	708,825	708,825	—	—
Total	$ 1,694,597,242	$ 1,099,879,763	$ 594,717,479	$ —
Liabilities
Futures Contracts(2)	$ (297,506)	$ (297,506)	$ —	$ —
Total	$ (297,506)	$ (297,506)	$ —	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
9

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 0.2%
42,582	Tesla, Inc.*	$ 8,834,062
	Banks - 0.5%
154,686	M&T Bank Corp.	18,495,805
	Capital Goods - 7.2%
225,052	AerCap Holdings NV*	12,654,674
154,966	Airbus SE	20,698,415
90,039	AMETEK, Inc. Class H	13,085,368
42,799	Axon Enterprise, Inc.*	9,623,355
106,069	Ferguson PLC	14,186,729
70,457	HEICO Corp.	12,050,965
350,600	HF Global, Inc.*(1)(2)	8,589,700
207,372	Honeywell International, Inc.	39,632,936
53,865	IDEX Corp.	12,444,431
173,206	Johnson Controls International PLC	10,430,465
19,705	Lockheed Martin Corp.	9,315,145
19,945	Nordson Corp.	4,432,976
62,531	Northrop Grumman Corp.	28,871,813
54,181	Snap-on, Inc.	13,376,747
1,155,000	Techtronic Industries Co. Ltd.	12,514,546
292,578	Westinghouse Air Brake Technologies Corp.	29,567,933
		251,476,198
	Commercial & Professional Services - 1.9%
135,101	Copart, Inc.*	10,160,946
88,967	CoStar Group, Inc.*	6,125,378
439,107	Genpact Ltd.	20,295,526
160,062	Leidos Holdings, Inc.	14,735,308
71,447	Verisk Analytics, Inc. Class A	13,707,821
		65,024,979
	Consumer Discretionary Distribution & Retail - 4.9%
435,102	Amazon.com, Inc.*	44,941,686
6,634	AutoZone, Inc.*	16,307,367
128,867	CarMax, Inc.*	8,283,571
255,573	Chewy, Inc. Class A*(3)	9,553,319
128,365	Etsy, Inc.*	14,290,875
151,027	Ross Stores, Inc.	16,028,495
607,835	TJX Cos., Inc.	47,629,951
115,140	Tory Burch LLC*(1)(2)	5,254,974
14,754	Ulta Beauty, Inc.*	8,050,815
		170,341,053
	Consumer Durables & Apparel - 2.9%
17,821	Deckers Outdoor Corp.*	8,011,430
106,606	Lennar Corp. Class A	11,205,357
37,991	Lululemon Athletica, Inc.*	13,835,942
406,798	NIKE, Inc. Class B	49,889,707
1,909	NVR, Inc.*	10,637,311
177,351	Steven Madden Ltd.	6,384,636
		99,964,383
	Consumer Services - 2.9%
164,196	Airbnb, Inc. Class A*	20,425,983
206,529	Aramark	7,393,738
4,008	Booking Holdings, Inc.*	10,630,859
383,205	DraftKings, Inc. Class A*	7,418,849
354,014	Las Vegas Sands Corp.*	20,338,104
123,105	McDonald's Corp.	34,421,389
		100,628,922
	Consumer Staples Distribution & Retail - 0.9%
113,961	Dollar Tree, Inc.*	16,359,101
188,630	Sysco Corp.	14,567,895
		30,926,996
	Energy - 2.9%
362,904	Canadian Natural Resources Ltd.	20,086,736
479,572	Cenovus Energy, Inc.	8,373,327
33,661	Cheniere Energy, Inc.	5,304,974
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Energy - 2.9% - (continued)
88,140	ConocoPhillips	$ 8,744,369
90,716	Diamondback Energy, Inc.	12,262,082
50,141	EOG Resources, Inc.	5,747,663
538,161	Halliburton Co.	17,027,414
483,606	Schlumberger NV	23,745,055
		101,291,620
	Equity Real Estate Investment Trusts (REITs) - 2.4%
193,013	American Tower Corp. REIT	39,440,276
325,914	Americold Realty Trust, Inc. REIT	9,272,253
18,405	Equinix, Inc. REIT	13,270,741
61,572	Extra Space Storage, Inc. REIT	10,031,926
51,554	Innovative Industrial Properties, Inc. REIT	3,917,589
102,674	Welltower, Inc. REIT	7,360,699
		83,293,484
	Financial Services - 9.4%
198,266	American Express Co.	32,703,977
129,631	Apollo Global Management, Inc.	8,187,494
282,413	Bank of New York Mellon Corp.	12,832,847
18,829	BlackRock, Inc.	12,598,860
257,615	Block, Inc.*	17,685,270
342,086	Charles Schwab Corp.	17,918,465
417,173	Equitable Holdings, Inc.	10,592,022
60,450	FleetCor Technologies, Inc.*	12,745,883
15,888	MarketAxess Holdings, Inc.	6,216,816
71,229	Mastercard, Inc. Class A	25,885,331
44,776	Moody's Corp.	13,702,352
171,229	Raymond James Financial, Inc.	15,970,529
43,507	S&P Global, Inc.	14,999,908
111,048	T Rowe Price Group, Inc.	12,537,319
241,665	Tradeweb Markets, Inc. Class A	19,096,368
267,500	Visa, Inc. Class A	60,310,550
216,075	Voya Financial, Inc.	15,440,719
653,749	Western Union Co.	7,289,301
60,882	WEX, Inc.*	11,195,591
		327,909,602
	Food, Beverage & Tobacco - 4.4%
556,455	Coca-Cola Co.	34,516,904
222,828	General Mills, Inc.	19,042,881
432,955	Keurig Dr Pepper, Inc.	15,274,652
56,103	Lamb Weston Holdings, Inc.	5,863,886
146,382	Monster Beverage Corp.*	7,906,092
218,555	PepsiCo., Inc.	39,842,576
176,390	Philip Morris International, Inc.	17,153,927
241,606	Tyson Foods, Inc. Class A	14,332,068
		153,932,986
	Health Care Equipment & Services - 8.0%
263,358	Centene Corp.*	16,646,859
316,767	Dentsply Sirona, Inc.	12,442,608
95,900	Dexcom, Inc.*	11,141,662
8,744	Elevance Health, Inc.	4,020,579
109,021	Encompass Health Corp.	5,898,036
82,662	Hologic, Inc.*	6,670,823
40,734	Humana, Inc.	19,774,728
84,657	Insulet Corp.*	27,002,197
103,201	Intuitive Surgical, Inc.*	26,364,759
272,786	Medtronic PLC	21,992,007
108,860	Quest Diagnostics, Inc.	15,401,513
146,441	Stryker Corp.	41,804,512
41,359	Teleflex, Inc.	10,476,648
82,047	UnitedHealth Group, Inc.	38,774,592
109,695	Veeva Systems, Inc. Class A*	20,160,844
		278,572,367
	Household & Personal Products - 2.5%
475,001	Colgate-Palmolive Co.	35,696,325

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Household & Personal Products - 2.5% - (continued)
234,143	Procter & Gamble Co.	$ 34,814,723
359,769	Unilever PLC	18,642,868
		89,153,916
	Insurance - 4.9%
186,655	Allstate Corp.	20,683,240
250,947	American International Group, Inc.	12,637,691
218,231	Brown & Brown, Inc.	12,530,824
295,704	Chubb Ltd.	57,419,803
122,299	Globe Life, Inc.	13,455,336
227,389	Marsh & McLennan Cos., Inc.	37,871,638
292,305	MetLife, Inc.	16,936,152
		171,534,684
	Materials - 4.8%
50,779	Albemarle Corp.	11,224,190
332,920	CRH PLC	16,817,187
220,952	Ecolab, Inc.	36,574,184
172,340	FMC Corp.	21,047,884
115,922	Linde PLC	41,203,316
101,762	PPG Industries, Inc.	13,593,368
50,659	Reliance Steel & Aluminum Co.	13,006,192
216,528	Rio Tinto PLC ADR	14,853,821
		168,320,142
	Media & Entertainment - 6.4%
763,165	Alphabet, Inc. Class A*	79,163,106
10,187	Cable One, Inc.	7,151,274
23,695	Charter Communications, Inc. Class A*	8,473,569
85,095	Electronic Arts, Inc.	10,249,693
217,288	Match Group, Inc.*	8,341,686
278,138	Meta Platforms, Inc. Class A*	58,948,568
28,040	Netflix, Inc.*	9,687,259
201,148	Omnicom Group, Inc.	18,976,302
126,498	Roku, Inc.*	8,326,098
110,421	Walt Disney Co.*	11,056,455
195,944	ZoomInfo Technologies, Inc. Class A*	4,841,776
		225,215,786
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
90,340	Agilent Technologies, Inc.	12,497,636
33,379	Alnylam Pharmaceuticals, Inc.*	6,686,481
87,358	Apellis Pharmaceuticals, Inc.*	5,762,134
274,792	AstraZeneca PLC ADR	19,073,313
502,392	Avantor, Inc.*	10,620,567
199,408	Danaher Corp.	50,258,792
57,882	Eli Lilly & Co.	19,877,836
272,735	Exact Sciences Corp.*	18,494,160
65,498	Jazz Pharmaceuticals PLC*	9,584,322
162,114	Johnson & Johnson	25,127,670
136,170	Novartis AG	12,502,928
1,121,449	Pfizer, Inc.	45,755,119
174,811	PTC Therapeutics, Inc.*	8,467,845
65,523	Seagen, Inc.*	13,266,442
60,680	United Therapeutics Corp.*	13,589,893
20,359	Vertex Pharmaceuticals, Inc.*	6,414,510
		277,979,648
	Semiconductors & Semiconductor Equipment - 4.0%
82,474	First Solar, Inc.*	17,938,095
267,922	Micron Technology, Inc.	16,166,413
122,741	NVIDIA Corp.	34,093,768
96,467	NXP Semiconductors NV	17,988,684
164,094	QUALCOMM, Inc.	20,935,112
26,782	SolarEdge Technologies, Inc.*	8,140,389
69,258	Synaptics, Inc.*	7,698,027
100,319	Texas Instruments, Inc.	18,660,337
		141,620,825
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Software & Services - 8.9%
120,667	Accenture PLC Class A	$ 34,487,835
106,743	Datadog, Inc. Class A*	7,755,946
187,115	DocuSign, Inc.*	10,908,805
250,005	Dynatrace, Inc.*	10,575,212
159,622	GoDaddy, Inc. Class A*	12,405,822
27,542	Intuit, Inc.	12,279,050
382,323	Microsoft Corp.	110,223,721
38,160	MongoDB, Inc.*	8,895,859
89,575	Okta, Inc.*	7,724,948
39,441	Paycom Software, Inc.*	11,990,458
184,667	Salesforce, Inc.*	36,892,773
5,611	Sharecare, Inc. Earnout*(1)(2)	797
187,928	Shopify, Inc. Class A*	9,009,268
38,856	Synopsys, Inc.*	15,008,130
117,301	Workday, Inc. Class A*	24,227,349
		312,385,973
	Technology Hardware & Equipment - 4.3%
241,992	Apple, Inc.	39,904,481
139,479	Arista Networks, Inc.*	23,412,945
121,193	CDW Corp.	23,619,304
173,113	Coherent Corp.*	6,592,143
94,255	F5, Inc.*	13,732,011
619,340	Flex Ltd.*	14,251,013
86,805	Lumentum Holdings, Inc.*	4,688,338
131,480	Samsung Electronics Co. Ltd.	6,501,812
193,420	Seagate Technology Holdings PLC	12,788,930
19,832	Zebra Technologies Corp. Class A*	6,306,576
		151,797,553
	Telecommunication Services - 0.3%
85,349	T-Mobile U.S., Inc.*	12,361,949
	Transportation - 1.5%
58,432	JB Hunt Transport Services, Inc.	10,252,479
318,161	Knight-Swift Transportation Holdings, Inc.	18,001,549
248,231	Uber Technologies, Inc.*	7,868,923
80,099	Union Pacific Corp.	16,120,725
		52,243,676
	Utilities - 2.6%
536,916	AES Corp.	12,928,937
96,080	Avangrid, Inc.	3,831,670
180,006	Duke Energy Corp.	17,365,179
221,039	Edison International	15,603,143
576,747	Exelon Corp.	24,159,932
1,327,133	Iberdrola SA	16,533,155
		90,422,016
	Total Common Stocks (cost $2,829,367,113)	$ 3,383,728,625
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)	$ 223
50,200	Zeenk, Inc. Series D*(1)(2)	—
	Total Convertible Preferred Stocks (cost $1,227,675)	$ 223
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
129,090	iShares Russell 1000 Growth ETF	$ 31,540,559
82,598	Vanguard Mega Cap Growth ETF	16,892,117
	Total Exchange-Traded Funds (cost $45,269,807)	$ 48,432,676

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Software & Services - 0.0%
118,391	Zeenk, Inc. Expires 6/18/28*(1)(2)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $2,875,864,595)		$ 3,432,161,524
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 14,027,063	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $14,032,686; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/2029, with a market value of $14,307,634		$ 14,027,063
	Securities Lending Collateral - 0.2%
1,366,632	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(4)		1,366,632
4,555,440	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(4)		4,555,440
1,366,632	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(4)		1,366,632
1,366,632	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(4)		1,366,632
			8,655,336
	Total Short-Term Investments (cost $22,682,399)		$ 22,682,399
	Total Investments (cost $2,898,546,994)	98.6%	$ 3,454,843,923
	Other Assets and Liabilities	1.4%	47,886,319
	Total Net Assets	100.0%	$ 3,502,730,242
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,845,694 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 8,589,700
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	223
07/2021	Sharecare, Inc. Earnout	5,611	—	797
11/2013	Tory Burch LLC	115,140	9,024,247	5,254,974
12/2021	Zeenk, Inc. Expires 6/18/28 Warrants	118,391	—	—
03/2015	Zeenk, Inc. Series D Convertible Preferred	50,200	548,109	—
			$ 14,965,529	$ 13,845,694

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	217	06/16/2023	$ 57,729,595	$ 5,805,710
Total futures contracts				$ 5,805,710
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 8,834,062	$ 8,834,062	$ —	$ —
Banks	18,495,805	18,495,805	—	—
Capital Goods	251,476,198	209,673,537	33,212,961	8,589,700
Commercial & Professional Services	65,024,979	65,024,979	—	—
Consumer Discretionary Distribution & Retail	170,341,053	165,086,079	—	5,254,974
Consumer Durables & Apparel	99,964,383	99,964,383	—	—
Consumer Services	100,628,922	100,628,922	—	—
Consumer Staples Distribution & Retail	30,926,996	30,926,996	—	—
Energy	101,291,620	101,291,620	—	—
Equity Real Estate Investment Trusts (REITs)	83,293,484	83,293,484	—	—
Financial Services	327,909,602	327,909,602	—	—
Food, Beverage & Tobacco	153,932,986	153,932,986	—	—
Health Care Equipment & Services	278,572,367	278,572,367	—	—
Household & Personal Products	89,153,916	70,511,048	18,642,868	—
Insurance	171,534,684	171,534,684	—	—
Materials	168,320,142	151,502,955	16,817,187	—
Media & Entertainment	225,215,786	225,215,786	—	—
Pharmaceuticals, Biotechnology & Life Sciences	277,979,648	265,476,720	12,502,928	—
Semiconductors & Semiconductor Equipment	141,620,825	141,620,825	—	—
Software & Services	312,385,973	312,385,176	—	797
Technology Hardware & Equipment	151,797,553	145,295,741	6,501,812	—
Telecommunication Services	12,361,949	12,361,949	—	—
Transportation	52,243,676	52,243,676	—	—
Utilities	90,422,016	73,888,861	16,533,155	—
Convertible Preferred Stocks	223	—	—	223
Exchange-Traded Funds	48,432,676	48,432,676	—	—
Warrants	—	—	—	—
Short-Term Investments	22,682,399	8,655,336	14,027,063	—
Futures Contracts(2)	5,805,710	5,805,710	—	—
Total	$ 3,460,649,633	$ 3,328,565,965	$ 118,237,974	$ 13,845,694

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.
13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.0%
1,284,298	Ford Motor Co.	$ 16,182,155
51,258	Tesla, Inc.*	10,633,984
		26,816,139
	Banks - 4.5%
1,298,575	Bank of America Corp.	37,139,245
464,898	JPMorgan Chase & Co.	60,580,858
146,867	PNC Financial Services Group, Inc.	18,666,796
		116,386,899
	Capital Goods - 8.2%
226,634	AMETEK, Inc. Class H	32,936,719
92,076	Deere & Co.	38,016,339
224,217	Fortune Brands Innovations, Inc.	13,168,265
113,275	IDEX Corp.	26,169,923
129,928	Illinois Tool Works, Inc.	31,630,972
477,742	Johnson Controls International PLC	28,769,623
423,067	Raytheon Technologies Corp.	41,430,951
		212,122,792
	Commercial & Professional Services - 1.5%
211,929	Leidos Holdings, Inc.	19,510,184
133,944	Republic Services, Inc.	18,111,907
		37,622,091
	Consumer Discretionary Distribution & Retail - 5.3%
906,522	Amazon.com, Inc.*	93,634,657
535,828	TJX Cos., Inc.	41,987,482
38,805	Tory Burch LLC*(1)(2)	1,771,062
		137,393,201
	Consumer Durables & Apparel - 1.5%
326,254	NIKE, Inc. Class B	40,011,791
	Consumer Services - 2.1%
102,417	Airbnb, Inc. Class A*	12,740,675
153,803	McDonald's Corp.	43,004,857
		55,745,532
	Consumer Staples Distribution & Retail - 1.1%
382,615	Sysco Corp.	29,549,356
	Energy - 3.4%
294,468	ConocoPhillips	29,214,171
365,221	EOG Resources, Inc.	41,865,283
337,912	Schlumberger NV	16,591,479
		87,670,933
	Equity Real Estate Investment Trusts (REITs) - 1.7%
109,625	AvalonBay Communities, Inc. REIT	18,423,578
215,351	Prologis, Inc. REIT	26,869,344
		45,292,922
	Financial Services - 5.4%
170,120	American Express Co.	28,061,294
173,024	Global Payments, Inc.	18,209,046
130,777	Mastercard, Inc. Class A	47,525,669
524,896	Morgan Stanley	46,085,869
		139,881,878
	Food, Beverage & Tobacco - 2.7%
162,997	Constellation Brands, Inc. Class A	36,819,393
630,832	Monster Beverage Corp.*	34,071,236
		70,890,629
	Health Care Equipment & Services - 7.5%
315,784	Abbott Laboratories	31,976,288
138,570	Becton Dickinson & Co.	34,301,618
385,737	Hologic, Inc.*	31,128,976
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 7.5% - (continued)
96,547	Laboratory Corp. of America Holdings	$ 22,149,812
160,783	UnitedHealth Group, Inc.	75,984,438
		195,541,132
	Household & Personal Products - 3.4%
356,536	Colgate-Palmolive Co.	26,793,680
405,937	Procter & Gamble Co.	60,358,773
		87,152,453
	Insurance - 2.4%
160,690	Chubb Ltd.	31,202,784
214,795	Progressive Corp.	30,728,573
		61,931,357
	Materials - 1.2%
227,155	PPG Industries, Inc.	30,343,365
	Media & Entertainment - 6.7%
1,161,407	Alphabet, Inc. Class A*	120,472,748
99,997	Meta Platforms, Inc. Class A*	21,193,364
338,120	Walt Disney Co.*	33,855,956
		175,522,068
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
131,207	Danaher Corp.	33,069,412
137,631	Eli Lilly & Co.	47,265,238
1,063,755	Pfizer, Inc.	43,401,204
41,284	Regeneron Pharmaceuticals, Inc.*	33,921,824
81,307	Thermo Fisher Scientific, Inc.	46,862,916
114,590	Vertex Pharmaceuticals, Inc.*	36,103,871
		240,624,465
	Semiconductors & Semiconductor Equipment - 5.7%
260,494	Advanced Micro Devices, Inc.*	25,531,017
80,708	KLA Corp.	32,216,212
64,747	NVIDIA Corp.	17,984,774
214,568	QUALCOMM, Inc.	27,374,586
244,473	Texas Instruments, Inc.	45,474,423
		148,581,012
	Software & Services - 9.7%
265,659	GoDaddy, Inc. Class A*	20,647,018
535,483	Microsoft Corp.	154,379,749
130,224	Palo Alto Networks, Inc.*	26,010,942
162,198	Salesforce, Inc.*	32,403,916
97,080	Workday, Inc. Class A*	20,050,903
		253,492,528
	Technology Hardware & Equipment - 11.4%
930,887	Apple, Inc.	153,503,266
162,710	CDW Corp.	31,710,552
700,480	Corning, Inc.	24,712,934
122,072	F5, Inc.*	17,784,670
164,975	Motorola Solutions, Inc.	47,204,297
331,439	NetApp, Inc.	21,162,380
		296,078,099
	Utilities - 3.3%
408,407	American Electric Power Co., Inc.	37,160,953
317,179	Duke Energy Corp.	30,598,258
246,292	Eversource Energy	19,274,812
		87,034,023
	Total Common Stocks (cost $1,840,604,276)	$ 2,575,684,665

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp.*(1)(2)		$ 2,882,692
287,204	Lookout, Inc. Series F*(1)(2)		2,383,793
	Total Convertible Preferred Stocks (cost $6,240,761)		$ 5,266,485
	Total Long-Term Investments (cost $1,846,845,037)		$ 2,580,951,150
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 3,578,490	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $3,579,924; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $3,650,098		$ 3,578,490
	Total Short-Term Investments (cost $3,578,490)		$ 3,578,490
	Total Investments (cost $1,850,423,527)	99.3%	$ 2,584,529,640
	Other Assets and Liabilities	0.7%	18,508,802
	Total Net Assets	100.0%	$ 2,603,038,442
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,037,547 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	1,871,878	$ 2,960,001	$ 2,882,692
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,383,793
11/2013	Tory Burch LLC	38,805	3,041,403	1,771,062
			$ 9,282,164	$ 7,037,547

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

15

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 26,816,139	$ 26,816,139	$ —	$ —
Banks	116,386,899	116,386,899	—	—
Capital Goods	212,122,792	212,122,792	—	—
Commercial & Professional Services	37,622,091	37,622,091	—	—
Consumer Discretionary Distribution & Retail	137,393,201	135,622,139	—	1,771,062
Consumer Durables & Apparel	40,011,791	40,011,791	—	—
Consumer Services	55,745,532	55,745,532	—	—
Consumer Staples Distribution & Retail	29,549,356	29,549,356	—	—
Energy	87,670,933	87,670,933	—	—
Equity Real Estate Investment Trusts (REITs)	45,292,922	45,292,922	—	—
Financial Services	139,881,878	139,881,878	—	—
Food, Beverage & Tobacco	70,890,629	70,890,629	—	—
Health Care Equipment & Services	195,541,132	195,541,132	—	—
Household & Personal Products	87,152,453	87,152,453	—	—
Insurance	61,931,357	61,931,357	—	—
Materials	30,343,365	30,343,365	—	—
Media & Entertainment	175,522,068	175,522,068	—	—
Pharmaceuticals, Biotechnology & Life Sciences	240,624,465	240,624,465	—	—
Semiconductors & Semiconductor Equipment	148,581,012	148,581,012	—	—
Software & Services	253,492,528	253,492,528	—	—
Technology Hardware & Equipment	296,078,099	296,078,099	—	—
Utilities	87,034,023	87,034,023	—	—
Convertible Preferred Stocks	5,266,485	—	—	5,266,485
Short-Term Investments	3,578,490	—	3,578,490	—
Total	$ 2,584,529,640	$ 2,573,913,603	$ 3,578,490	$ 7,037,547

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.
16

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 4.3%
787,638	Bank of America Corp.	$ 22,526,447
701,901	JPMorgan Chase & Co.	91,464,719
213,309	PNC Financial Services Group, Inc.	27,111,574
		141,102,740
	Capital Goods - 6.6%
321,503	Airbus SE	42,942,339
98,359	General Dynamics Corp.	22,446,507
687,851	Johnson Controls International PLC	41,422,387
82,088	Lockheed Martin Corp.	38,805,460
583,711	Otis Worldwide Corp.	49,265,209
240,996	Westinghouse Air Brake Technologies Corp.	24,355,056
		219,236,958
	Consumer Discretionary Distribution & Retail - 3.2%
111,699	Home Depot, Inc.	32,964,609
134,722	Lowe's Cos., Inc.	26,940,358
589,377	TJX Cos., Inc.	46,183,582
		106,088,549
	Consumer Services - 2.5%
255,797	Hilton Worldwide Holdings, Inc.	36,034,123
105,909	Marriott International, Inc. Class A	17,585,130
104,419	McDonald's Corp.	29,196,597
		82,815,850
	Consumer Staples Distribution & Retail - 2.5%
287,884	Sysco Corp.	22,233,282
405,505	Walmart, Inc.	59,791,712
		82,024,994
	Energy - 6.1%
325,411	Chevron Corp.	53,094,059
491,030	ConocoPhillips	48,715,086
233,099	Diamondback Energy, Inc.	31,507,992
1,156,059	TotalEnergies SE ADR	68,265,284
		201,582,421
	Equity Real Estate Investment Trusts (REITs) - 3.9%
267,506	American Tower Corp. REIT	54,662,176
1,696,438	Host Hotels & Resorts, Inc. REIT	27,974,263
158,847	Public Storage REIT	47,994,032
		130,630,471
	Financial Services - 7.5%
258,367	American Express Co.	42,617,637
42,230	BlackRock, Inc.	28,256,938
355,419	Charles Schwab Corp.	18,616,847
538,017	Morgan Stanley	47,237,892
139,879	S&P Global, Inc.	48,226,083
281,184	Visa, Inc. Class A	63,395,745
		248,351,142
	Food, Beverage & Tobacco - 2.0%
802,514	Keurig Dr Pepper, Inc.	28,312,694
542,263	Mondelez International, Inc. Class A	37,806,576
		66,119,270
	Health Care Equipment & Services - 7.7%
173,599	Becton Dickinson & Co.	42,972,696
105,331	Elevance Health, Inc.	48,432,247
134,641	HCA Healthcare, Inc.	35,502,139
626,244	Medtronic PLC	50,487,791
161,147	UnitedHealth Group, Inc.	76,156,461
		253,551,334
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Household & Personal Products - 2.0%
268,810	Colgate-Palmolive Co.	$ 20,201,072
920,628	Unilever PLC ADR	47,808,212
		68,009,284
	Insurance - 5.0%
586,178	American International Group, Inc.	29,519,924
176,656	Chubb Ltd.	34,303,062
800,067	MetLife, Inc.	46,355,882
342,857	Principal Financial Group, Inc.	25,481,132
376,139	Prudential Financial, Inc.	31,121,741
		166,781,741
	Materials - 3.3%
362,595	Celanese Corp. Class A	39,482,970
317,979	FMC Corp.	38,834,775
226,771	PPG Industries, Inc.	30,292,070
		108,609,815
	Media & Entertainment - 7.6%
1,775,211	Alphabet, Inc. Class A*	184,142,637
1,787,017	Comcast Corp. Class A	67,745,814
		251,888,451
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
269,722	Agilent Technologies, Inc.	37,313,341
728,838	AstraZeneca PLC ADR	50,588,646
718,379	Bristol-Myers Squibb Co.	49,790,849
513,532	Merck & Co., Inc.	54,634,669
450,316	Novartis AG ADR	41,429,072
1,661,807	Pfizer, Inc.	67,801,726
		301,558,303
	Semiconductors & Semiconductor Equipment - 3.4%
74,546	Broadcom, Inc.	47,824,241
323,996	Micron Technology, Inc.	19,549,919
241,756	Texas Instruments, Inc.	44,969,033
		112,343,193
	Software & Services - 9.2%
139,239	Accenture PLC Class A	39,795,899
1,092,797	Cognizant Technology Solutions Corp. Class A	66,584,121
693,258	Microsoft Corp.	199,866,281
		306,246,301
	Technology Hardware & Equipment - 4.7%
521,717	Apple, Inc.	86,031,133
1,335,486	Cisco Systems, Inc.	69,812,531
		155,843,664
	Telecommunication Services - 1.1%
902,533	Verizon Communications, Inc.	35,099,508
	Transportation - 1.7%
602,527	Ryanair Holdings PLC ADR*	56,812,271
	Utilities - 4.5%
194,107	American Electric Power Co., Inc.	17,661,796
278,066	Constellation Energy Corp.	21,828,181
381,976	Duke Energy Corp.	36,849,225
834,202	Exelon Corp.	34,944,722
254,013	Sempra Energy	38,396,605
		149,680,529
	Total Common Stocks (cost $2,097,682,173)	$ 3,244,376,789

17

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 11,776,783	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $11,781,504; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $12,012,349		$ 11,776,783
	Total Short-Term Investments (cost $11,776,783)		$ 11,776,783
	Total Investments (cost $2,109,458,956)	98.3%	$ 3,256,153,572
	Other Assets and Liabilities	1.7%	56,627,438
	Total Net Assets	100.0%	$ 3,312,781,010
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 141,102,740	$ 141,102,740	$ —	$ —
Capital Goods	219,236,958	176,294,619	42,942,339	—
Consumer Discretionary Distribution & Retail	106,088,549	106,088,549	—	—
Consumer Services	82,815,850	82,815,850	—	—
Consumer Staples Distribution & Retail	82,024,994	82,024,994	—	—
Energy	201,582,421	201,582,421	—	—
Equity Real Estate Investment Trusts (REITs)	130,630,471	130,630,471	—	—
Financial Services	248,351,142	248,351,142	—	—
Food, Beverage & Tobacco	66,119,270	66,119,270	—	—
Health Care Equipment & Services	253,551,334	253,551,334	—	—
Household & Personal Products	68,009,284	68,009,284	—	—
Insurance	166,781,741	166,781,741	—	—
Materials	108,609,815	108,609,815	—	—
Media & Entertainment	251,888,451	251,888,451	—	—
Pharmaceuticals, Biotechnology & Life Sciences	301,558,303	301,558,303	—	—
Semiconductors & Semiconductor Equipment	112,343,193	112,343,193	—	—
Software & Services	306,246,301	306,246,301	—	—
Technology Hardware & Equipment	155,843,664	155,843,664	—	—
Telecommunication Services	35,099,508	35,099,508	—	—
Transportation	56,812,271	56,812,271	—	—
Utilities	149,680,529	149,680,529	—	—
Short-Term Investments	11,776,783	—	11,776,783	—
Total	$ 3,256,153,572	$ 3,201,434,450	$ 54,719,122	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
18

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Biotechnology - 15.2%
49,330	Abcam PLC ADR*	$ 663,982
14,061	Alkermes PLC*	396,380
3,317	Alnylam Pharmaceuticals, Inc.*	664,461
6,733	Apellis Pharmaceuticals, Inc.*	444,109
1,821	Argenx SE ADR*	678,468
5,648	Ascendis Pharma AS ADR*	605,579
5,418	Biogen, Inc.*	1,506,366
4,659	Blueprint Medicines Corp.*	209,608
11,571	Celldex Therapeutics, Inc.*	416,325
19,557	Cytokinetics, Inc.*	688,211
16,017	Exact Sciences Corp.*	1,086,113
1,711	Genmab AS*	646,767
17,157	Genus PLC	609,790
9,014	Immunocore Holdings PLC ADR*	445,652
39,000	InnoCare Pharma Ltd.*(1)	41,584
5,091	Karuna Therapeutics, Inc.*	924,729
20,135	Merus NV*	370,484
5,593	Moderna, Inc.*	858,973
6,697	Prothena Corp. PLC*	324,604
11,556	PTC Therapeutics, Inc.*	559,773
1,956	Regeneron Pharmaceuticals, Inc.*	1,607,186
10,570	Revolution Medicines, Inc.*	228,946
13,921	Sage Therapeutics, Inc.*	584,125
3,061	Sarepta Therapeutics, Inc.*	421,898
3,961	Seagen, Inc.*	801,984
14,981	Syndax Pharmaceuticals, Inc.*	316,399
5,985	Ultragenyx Pharmaceutical, Inc.*	239,998
5,102	United Therapeutics Corp.*	1,142,644
7,616	Vaxcyte, Inc.*	285,448
22,050	Veracyte, Inc.*	491,715
9,733	Vertex Pharmaceuticals, Inc.*	3,066,576
174,500	Zai Lab Ltd.*	581,535
		21,910,412
	Health Care Distributors - 2.0%
53,559	AdaptHealth Corp.*	665,739
11,783	AmerisourceBergen Corp.	1,886,576
21,040	Owens & Minor, Inc.*	306,132
		2,858,447
	Health Care Equipment - 18.0%
19,758	Abbott Laboratories	2,000,695
16,376	AtriCure, Inc.*	678,785
11,100	Becton Dickinson & Co.	2,747,694
73,769	Boston Scientific Corp.*	3,690,663
20,028	Dexcom, Inc.*	2,326,853
6,388	DiaSorin SpA	673,180
33,520	Edwards Lifesciences Corp.*	2,773,110
15,984	Glaukos Corp.*	800,798
17,168	Hologic, Inc.*	1,385,458
10,880	Inari Medical, Inc.*	671,731
5,022	Insulet Corp.*	1,601,817
5,066	QuidelOrtho Corp.*	451,330
58,765	Smith & Nephew PLC	816,865
14,390	Stryker Corp.	4,107,913
5,061	Teleflex, Inc.	1,282,002
		26,008,894
	Health Care Facilities - 4.4%
13,866	Acadia Healthcare Co., Inc.*	1,001,818
20,198	Encompass Health Corp.	1,092,712
12,389	HCA Healthcare, Inc.	3,266,732
27,039	Surgery Partners, Inc.*	932,034
		6,293,296
	Health Care Services - 2.2%
7,108	Addus HomeCare Corp.*	758,850
29,936	agilon health, Inc.*	710,980
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Services - 2.2% - (continued)
5,103	Amedisys, Inc.*	$ 375,325
5,785	Laboratory Corp. of America Holdings	1,327,195
		3,172,350
	Life Sciences Tools & Services - 12.2%
20,421	Agilent Technologies, Inc.	2,825,041
27,947	Avantor, Inc.*	590,800
7,629	Bio-Techne Corp.	565,996
24,887	Danaher Corp.	6,272,519
3,232	ICON PLC*	690,323
8,704	Illumina, Inc.*	2,024,115
55,289	NanoString Technologies, Inc.*	547,361
5,546	Repligen Corp.*	933,725
37,604	Syneos Health, Inc.*	1,339,454
1,529	Tecan Group AG	669,763
3,550	Waters Corp.*	1,099,186
		17,558,283
	Managed Health Care - 14.5%
51,163	Centene Corp.*	3,234,013
331,497	Hapvida Participacoes e Investimentos SA*(1)	171,359
8,807	Humana, Inc.	4,275,446
8,382	Molina Healthcare, Inc.*	2,242,101
23,219	UnitedHealth Group, Inc.	10,973,067
		20,895,986
	Pharmaceuticals - 30.1%
32,060	Aclaris Therapeutics, Inc.*	259,365
43,300	Astellas Pharma, Inc.	615,177
33,651	AstraZeneca PLC ADR	2,335,716
21,451	Bristol-Myers Squibb Co.	1,486,769
34,100	Chugai Pharmaceutical Co. Ltd.	842,018
55,635	Daiichi Sankyo Co. Ltd.	2,029,433
22,809	Eisai Co. Ltd.	1,295,542
48,763	Elanco Animal Health, Inc.*	458,372
24,254	Eli Lilly & Co.	8,329,309
45,909	GSK PLC	811,180
30,541	Hikma Pharmaceuticals PLC	633,033
16,590	Intra-Cellular Therapies, Inc.*	898,349
79,424	Merck & Co., Inc.	8,449,919
8,332	Novartis AG	765,032
26,276	Ono Pharmaceutical Co. Ltd.	547,544
189,204	Pfizer, Inc.	7,719,523
16,759	UCB SA	1,497,855
39,099	Verona Pharma PLC ADR*	785,108
22,435	Zoetis, Inc.	3,734,081
		43,493,325
	Total Common Stocks (cost $117,094,914)	$ 142,190,993
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)	$ 903
	Total Rights (cost $903)	$ 903
	Total Long-Term Investments (cost $117,095,817)	$ 142,191,896

19

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 320,276	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $320,404; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/2029, with a market value of $326,696		$ 320,276
	Total Short-Term Investments (cost $320,276)		$ 320,276
	Total Investments (cost $117,416,093)	98.8%	$ 142,512,172
	Other Assets and Liabilities	1.2%	1,790,339
	Total Net Assets	100.0%	$ 144,302,511
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $212,943, representing 0.1% of net assets.
(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 21,910,412	$ 20,030,736	$ 1,879,676	$ —
Health Care Distributors	2,858,447	2,858,447	—	—
Health Care Equipment	26,008,894	24,518,849	1,490,045	—
Health Care Facilities	6,293,296	6,293,296	—	—
Health Care Services	3,172,350	3,172,350	—	—
Life Sciences Tools & Services	17,558,283	16,888,520	669,763	—
Managed Health Care	20,895,986	20,895,986	—	—
Pharmaceuticals	43,493,325	34,456,511	9,036,814	—
Rights	903	—	—	903
Short-Term Investments	320,276	—	320,276	—
Total	$ 142,512,172	$ 129,114,695	$ 13,396,574	$ 903

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.
20

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Australia - 0.7%
587,727	Allkem Ltd.*	$ 4,708,340
448,085	South32 Ltd.	1,313,216
		6,021,556
	Brazil - 1.1%
914,048	Localiza Rent a Car SA	9,630,195
	Canada - 5.5%
54,070	Brookfield Asset Management Ltd. Class A	1,771,119
191,093	Cameco Corp.	5,003,908
161,812	Canadian Pacific Railway Ltd.	12,460,063
508,878	Cenovus Energy, Inc.	8,878,537
5,095	Constellation Software, Inc.	9,578,939
311,555	Pembina Pipeline Corp.	10,092,400
12,990	Ritchie Bros Auctioneers, Inc.(1)	730,862
		48,515,828
	China - 10.6%
395,600	Alibaba Group Holding Ltd.*	5,010,467
78,500	BYD Co. Ltd. Class H	2,309,168
295,900	China Tourism Group Duty Free Corp. Ltd. Class A	7,901,729
257,426	ENN Energy Holdings Ltd.	3,524,926
1,413,000	Geely Automobile Holdings Ltd.	1,820,823
388,420	KE Holdings, Inc. ADR*	7,317,833
1,261,500	Li Ning Co. Ltd.	9,920,319
607,899	Meituan Class B*(2)	11,028,634
2,115,000	Ping An Insurance Group Co. of China Ltd. Class H	13,682,384
293,660	Proya Cosmetics Co. Ltd. Class A	7,776,162
804,000	Shanghai International Airport Co. Ltd. Class A*	6,523,090
351,191	Tencent Holdings Ltd.	17,162,456
		93,977,991
	Denmark - 0.8%
40,670	Ascendis Pharma AS ADR*	4,360,637
8,111	Genmab AS*	3,066,001
		7,426,638
	Finland - 1.1%
1,904,463	Nokia Oyj	9,348,789
	France - 9.3%
140,514	Airbus SE	18,768,098
461,939	AXA SA	14,097,256
264,772	Bureau Veritas SA	7,607,551
2,553	Hermes International	5,170,478
21,114	L'Oreal SA	9,434,636
9,618	LVMH Moet Hennessy Louis Vuitton SE	8,828,442
312,994	Renault SA*	12,756,432
8,347	Schneider Electric SE	1,394,982
363,920	Vallourec SA*	4,596,425
		82,654,300
	Germany - 8.0%
1,100,206	Commerzbank AG*	11,583,228
745,134	Deutsche Telekom AG	18,056,307
230,275	Infineon Technologies AG	9,456,282
285,215	RWE AG	12,272,331
117,329	Siemens AG	19,007,755
		70,375,903
	Hong Kong - 3.1%
83,500	Hong Kong Exchanges & Clearing Ltd.	3,701,112
1,011,252	Prudential PLC	13,845,684
872,145	Techtronic Industries Co. Ltd.	9,449,783
		26,996,579
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	India - 2.5%
326,637	Axis Bank Ltd.	$ 3,422,099
347,627	Larsen & Toubro Ltd.	9,176,067
330,356	Reliance Industries Ltd.	9,393,531
		21,991,697
	Indonesia - 0.8%
12,677,600	Bank Central Asia Tbk PT	7,416,955
	Ireland - 0.6%
107,754	CRH PLC	5,443,107
	Italy - 1.7%
46,736	Ferrari NV	12,664,690
178,951	FinecoBank Banca Fineco SpA	2,741,727
		15,406,417
	Japan - 14.1%
371,300	Dai-ichi Life Holdings, Inc.	6,825,784
28,325	Daikin Industries Ltd.	5,081,690
55,800	Fast Retailing Co. Ltd.	12,215,316
65,600	Hoya Corp.	7,249,603
171,900	Kao Corp.	6,691,253
34,122	Keyence Corp.	16,723,476
1,628,900	Mitsubishi UFJ Financial Group, Inc.	10,439,079
157,500	Oriental Land Co. Ltd.	5,392,677
217,100	Sony Group Corp.	19,774,202
215,200	Subaru Corp.	3,435,369
118,487	Sysmex Corp.	7,776,484
610,499	T&D Holdings, Inc.	7,566,447
126,900	Tokyo Electron Ltd.	15,502,869
		124,674,249
	Netherlands - 1.8%
392,312	Shell PLC	11,240,156
34,932	Wolters Kluwer NV	4,409,692
		15,649,848
	South Korea - 1.0%
180,924	Samsung Electronics Co. Ltd.	8,946,865
	Spain - 2.4%
1,674,084	Iberdrola SA	20,855,400
	Switzerland - 8.1%
205,716	Alcon, Inc.	14,603,262
28,751	Lonza Group AG	17,308,085
47,748	Nestle SA	5,821,938
299,058	Novartis AG	27,459,062
1,708	Partners Group Holding AG	1,608,462
17,060	Roche Holding AG	4,874,766
		71,675,575
	Taiwan - 2.8%
1,397,806	Taiwan Semiconductor Manufacturing Co. Ltd.	24,495,999
	Thailand - 1.1%
2,554,273	Kasikornbank PCL	9,910,749
	United Kingdom - 15.6%
735,957	Allfunds Group PLC	4,877,190
408,499	Anglo American PLC	13,587,285
146,601	AstraZeneca PLC	20,312,194
1,568,891	BAE Systems PLC	18,977,497
81,601	CNH Industrial NV	1,248,591
187,569	Diageo PLC	8,371,134
2,515,501	HSBC Holdings PLC	17,096,588
116,137	London Stock Exchange Group PLC	11,280,348
229,810	Rio Tinto PLC	15,599,019

21

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	United Kingdom - 15.6% - (continued)
111,542	Subsea 7 SA	$ 1,324,074
486,166	Unilever PLC	25,192,633
		137,866,553
	United States - 2.6%
16,986	CyberArk Software Ltd.*	2,513,588
47,461	Linde PLC(1)	16,681,897
260,658	Tenaris SA	3,693,312
		22,888,797
	Total Common Stocks (cost $736,403,853)	$ 842,169,990
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
135,915	iShares MSCI ACWI ex U.S. ETF	$ 6,628,574
	Total Exchange-Traded Funds (cost $6,443,336)	$ 6,628,574
PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
3,425,900	Banco Bradesco SA (Preference Shares)	$ 8,901,953
	Total Preferred Stocks (cost $9,808,598)	$ 8,901,953
RIGHTS - 0.0%
	Brazil - 0.0%
4,089	Localiza Rent a Car SA Expires 05/11/2023*	$ 10,593
	Total Rights (cost $—)	$ 10,593
	Total Long-Term Investments (cost $752,655,787)	$ 857,711,110
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 3,335,521	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $3,336,858; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $3,402,299	$ 3,335,521
	Securities Lending Collateral - 0.1%
111,180	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(3)	111,180
370,600	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(3)	370,600
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
111,180	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(3)		$ 111,180
111,180	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(3)		111,180
			704,140
	Total Short-Term Investments (cost $4,039,661)		$ 4,039,661
	Total Investments (cost $756,695,448)	97.5%	$ 861,750,771
	Other Assets and Liabilities	2.5%	21,754,800
	Total Net Assets	100.0%	$ 883,505,571
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of this security was $11,028,634, representing 1.2% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 6,021,556	$ —	$ 6,021,556	$ —
Brazil	9,630,195	9,630,195	—	—
Canada	48,515,828	48,515,828	—	—
China	93,977,991	7,317,833	86,660,158	—
Denmark	7,426,638	4,360,637	3,066,001	—
Finland	9,348,789	—	9,348,789	—
France	82,654,300	—	82,654,300	—
Germany	70,375,903	—	70,375,903	—
Hong Kong	26,996,579	—	26,996,579	—
India	21,991,697	—	21,991,697	—
Indonesia	7,416,955	—	7,416,955	—
Ireland	5,443,107	—	5,443,107	—
Italy	15,406,417	—	15,406,417	—
Japan	124,674,249	—	124,674,249	—
Netherlands	15,649,848	—	15,649,848	—
South Korea	8,946,865	—	8,946,865	—
Spain	20,855,400	—	20,855,400	—
Switzerland	71,675,575	—	71,675,575	—
Taiwan	24,495,999	—	24,495,999	—
Thailand	9,910,749	—	9,910,749	—
United Kingdom	137,866,553	—	137,866,553	—
United States	22,888,797	19,195,485	3,693,312	—
Exchange-Traded Funds	6,628,574	6,628,574	—	—
Preferred Stocks	8,901,953	8,901,953	—	—
Rights	10,593	10,593	—	—
Short-Term Investments	4,039,661	704,140	3,335,521	—
Total	$ 861,750,771	$ 105,265,238	$ 756,485,533	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
23

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 1.1%
83,901	Visteon Corp.*	$ 13,158,194
	Banks - 0.5%
45,600	M&T Bank Corp.	5,452,392
	Capital Goods - 13.4%
117,884	Axon Enterprise, Inc.*	26,506,217
129,782	Builders FirstSource, Inc.*	11,522,046
160,559	Graco, Inc.	11,722,413
79,987	IDEX Corp.	18,479,397
295,491	Ingersoll Rand, Inc.	17,191,666
63,857	Lennox International, Inc.	16,045,987
66,998	Lincoln Electric Holdings, Inc.	11,329,362
48,620	Middleby Corp.*	7,128,178
38,383	Nordson Corp.	8,531,006
37,252	Watsco, Inc.	11,852,096
174,896	Westinghouse Air Brake Technologies Corp.	17,674,990
		157,983,358
	Commercial & Professional Services - 3.7%
202,061	Dun & Bradstreet Holdings, Inc.	2,372,196
480,940	Genpact Ltd.	22,229,047
188,323	GFL Environmental, Inc.	6,485,844
78,169	Robert Half International, Inc.	6,298,076
94,483	TransUnion	5,871,174
		43,256,337
	Consumer Discretionary Distribution & Retail - 4.1%
195,184	CarMax, Inc.*	12,546,427
483,631	Chewy, Inc. Class A*(1)	18,078,127
160,942	Etsy, Inc.*	17,917,673
		48,542,227
	Consumer Durables & Apparel - 4.0%
4,559	NVR, Inc.*	25,403,614
826,355	Vizio Holding Corp. Class A*	7,585,939
369,300	YETI Holdings, Inc.*	14,772,000
		47,761,553
	Consumer Services - 3.4%
135,757	Choice Hotels International, Inc.	15,909,363
91,515	Hyatt Hotels Corp. Class A*	10,230,462
77,845	Wingstop, Inc.	14,290,785
		40,430,610
	Consumer Staples Distribution & Retail - 0.5%
83,465	BJ's Wholesale Club Holdings, Inc.*	6,349,182
	Energy - 5.6%
473,988	Coterra Energy, Inc.	11,631,666
575,488	Marathon Oil Corp.	13,788,693
277,043	Ovintiv, Inc.	9,995,711
193,135	PDC Energy, Inc.	12,395,404
251,103	Targa Resources Corp.	18,317,964
		66,129,438
	Equity Real Estate Investment Trusts (REITs) - 1.0%
362,137	Host Hotels & Resorts, Inc. REIT	5,971,639
97,785	Rexford Industrial Realty, Inc. REIT	5,832,875
		11,804,514
	Financial Services - 9.1%
41,142	Credit Acceptance Corp.*(1)	17,939,558
85,100	Hamilton Lane, Inc. Class A	6,295,698
462,708	Nuvei Corp.*	20,139,366
358,658	Shift4 Payments, Inc. Class A*	27,186,276
147,559	Tradeweb Markets, Inc. Class A	11,660,112
134,937	WEX, Inc.*	24,813,565
		108,034,575
	Food, Beverage & Tobacco - 0.8%
97,798	Post Holdings, Inc.*	8,789,106
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Health Care Equipment & Services - 5.9%
289,587	Inari Medical, Inc.*	$ 17,879,101
83,059	Insulet Corp.*	26,492,498
162,604	Integra LifeSciences Holdings Corp.*	9,335,096
36,664	Teleflex, Inc.	9,287,358
34,862	Veeva Systems, Inc. Class A*	6,407,287
		69,401,340
	Insurance - 2.5%
15,192	Markel Corp.*	19,406,413
95,427	W R Berkley Corp.	5,941,285
3,061	White Mountains Insurance Group Ltd.	4,216,497
		29,564,195
	Materials - 5.8%
96,999	Ball Corp.	5,345,615
55,388	Celanese Corp. Class A	6,031,199
863,014	Element Solutions, Inc.	16,664,800
111,585	FMC Corp.	13,627,876
237,730	Graphic Packaging Holding Co.	6,059,738
311,270	Silgan Holdings, Inc.	16,705,861
40,779	Steel Dynamics, Inc.	4,610,474
		69,045,563
	Media & Entertainment - 2.2%
14,862	Cable One, Inc.	10,433,124
407,298	Cargurus, Inc.*	7,608,327
118,175	Roku, Inc.*	7,778,278
		25,819,729
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
46,911	Alnylam Pharmaceuticals, Inc.*	9,397,212
140,528	Apellis Pharmaceuticals, Inc.*	9,269,227
221,247	Bio-Techne Corp.	16,414,315
278,610	Exact Sciences Corp.*	18,892,544
53,855	ICON PLC*	11,502,889
128,472	Jazz Pharmaceuticals PLC*	18,799,308
88,675	Neurocrine Biosciences, Inc.*	8,975,683
230,606	PTC Therapeutics, Inc.*	11,170,555
89,618	Repligen Corp.*	15,088,086
148,026	Sage Therapeutics, Inc.*	6,211,171
43,248	Sarepta Therapeutics, Inc.*	5,960,872
221,947	Ultragenyx Pharmaceutical, Inc.*	8,900,075
85,271	United Therapeutics Corp.*	19,097,293
		159,679,230
	Semiconductors & Semiconductor Equipment - 4.2%
77,522	First Solar, Inc.*	16,861,035
24,102	MKS Instruments, Inc.	2,135,919
17,308	Monolithic Power Systems, Inc.	8,663,346
64,942	Silicon Laboratories, Inc.*	11,370,695
92,649	Synaptics, Inc.*	10,297,937
		49,328,932
	Software & Services - 8.7%
45,162	Ceridian HCM Holding, Inc.*	3,306,762
168,060	Datadog, Inc. Class A*	12,211,240
386,921	Dynatrace, Inc.*	16,366,758
19,326	Fair Isaac Corp.*	13,580,187
83,029	Guidewire Software, Inc.*	6,812,529
655,855	Informatica, Inc. Class A*	10,756,022
8,179	LiveRamp Holdings, Inc.*	179,365
66,068	MongoDB, Inc.*	15,401,772
558,976	Olo, Inc. Class A*	4,561,244
275,811	Q2 Holdings, Inc.*	6,790,467
60,065	VeriSign, Inc.*	12,693,537
		102,659,883
	Technology Hardware & Equipment - 3.8%
58,175	CDW Corp.	11,337,726
242,085	Coherent Corp.*	9,218,597

24

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Technology Hardware & Equipment - 3.8% - (continued)
63,225	F5, Inc.*		$ 9,211,250
245,438	Flex Ltd.*		5,647,528
165,258	Lumentum Holdings, Inc.*		8,925,585
			44,340,686
	Transportation - 5.4%
116,596	CH Robinson Worldwide, Inc.		11,586,145
109,821	Expeditors International of Washington, Inc.		12,093,489
79,658	JB Hunt Transport Services, Inc.		13,976,793
239,973	Knight-Swift Transportation Holdings, Inc.		13,577,672
249,890	U-Haul Holding Co.		12,956,796
			64,190,895
	Utilities - 0.8%
41,582	Atmos Energy Corp.		4,672,153
182,654	NiSource, Inc.		5,107,006
			9,779,159
	Total Common Stocks (cost $954,843,930)		$ 1,181,501,098
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.0%
$ 5,923	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $5,925; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $6,082		$ 5,923
	Securities Lending Collateral - 1.4%
2,599,781	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(2)		2,599,781
8,665,934	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(2)		8,665,934
2,599,780	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(2)		2,599,780
2,599,780	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(2)		2,599,780
			16,465,275
	Total Short-Term Investments (cost $16,471,198)		$ 16,471,198
	Total Investments (cost $971,315,128)	101.4%	$ 1,197,972,296
	Other Assets and Liabilities	(1.4)%	(16,205,352)
	Total Net Assets	100.0%	$ 1,181,766,944
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

25

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 13,158,194	$ 13,158,194	$ —	$ —
Banks	5,452,392	5,452,392	—	—
Capital Goods	157,983,358	157,983,358	—	—
Commercial & Professional Services	43,256,337	43,256,337	—	—
Consumer Discretionary Distribution & Retail	48,542,227	48,542,227	—	—
Consumer Durables & Apparel	47,761,553	47,761,553	—	—
Consumer Services	40,430,610	40,430,610	—	—
Consumer Staples Distribution & Retail	6,349,182	6,349,182	—	—
Energy	66,129,438	66,129,438	—	—
Equity Real Estate Investment Trusts (REITs)	11,804,514	11,804,514	—	—
Financial Services	108,034,575	108,034,575	—	—
Food, Beverage & Tobacco	8,789,106	8,789,106	—	—
Health Care Equipment & Services	69,401,340	69,401,340	—	—
Insurance	29,564,195	29,564,195	—	—
Materials	69,045,563	69,045,563	—	—
Media & Entertainment	25,819,729	25,819,729	—	—
Pharmaceuticals, Biotechnology & Life Sciences	159,679,230	159,679,230	—	—
Semiconductors & Semiconductor Equipment	49,328,932	49,328,932	—	—
Software & Services	102,659,883	102,659,883	—	—
Technology Hardware & Equipment	44,340,686	44,340,686	—	—
Transportation	64,190,895	64,190,895	—	—
Utilities	9,779,159	9,779,159	—	—
Short-Term Investments	16,471,198	16,465,275	5,923	—
Total	$ 1,197,972,296	$ 1,197,966,373	$ 5,923	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
26

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.2%
31,235	Visteon Corp.*	$ 4,898,585
	Banks - 0.8%
159,119	Cadence Bank	3,303,310
	Capital Goods - 19.0%
37,848	Acuity Brands, Inc.	6,915,965
84,323	Ameresco, Inc. Class A*	4,150,378
73,832	Applied Industrial Technologies, Inc.	10,493,742
237,701	AZEK Co., Inc.*	5,595,482
49,410	Comfort Systems USA, Inc.	7,211,884
33,697	Curtiss-Wright Corp.	5,939,433
284,926	Fluor Corp.*	8,807,063
28,111	Middleby Corp.*	4,121,354
72,509	Rush Enterprises, Inc. Class A	3,958,991
203,285	Shoals Technologies Group, Inc. Class A*	4,632,865
48,817	WESCO International, Inc.	7,544,179
121,539	WillScot Mobile Mini Holdings Corp.*	5,697,748
235,283	Zurn Elkay Water Solutions Corp.	5,025,645
		80,094,729
	Commercial & Professional Services - 6.5%
147,633	Aris Water Solutions, Inc. Class A	1,150,061
57,448	Casella Waste Systems, Inc. Class A*	4,748,652
43,635	ExlService Holdings, Inc.*	7,061,452
57,009	TriNet Group, Inc.*	4,595,495
584,425	Verra Mobility Corp.*	9,888,471
		27,444,131
	Consumer Discretionary Distribution & Retail - 0.5%
43,094	Tory Burch LLC*(1)(2)	1,966,812
	Consumer Durables & Apparel - 4.8%
73,641	Crocs, Inc.*	9,311,168
95,242	Skyline Champion Corp.*	7,165,056
89,193	YETI Holdings, Inc.*	3,567,720
		20,043,944
	Consumer Services - 6.9%
88,355	Boyd Gaming Corp.	5,665,323
158,214	European Wax Center, Inc. Class A	3,006,066
114,176	H&R Block, Inc.	4,024,704
58,655	Texas Roadhouse, Inc.	6,338,259
53,656	Wingstop, Inc.	9,850,168
		28,884,520
	Energy - 5.6%
131,458	Cactus, Inc. Class A	5,420,013
53,016	Chord Energy Corp.	7,135,954
196,437	Sitio Royalties Corp. Class A	4,439,476
228,712	Viper Energy Partners LP	6,403,936
		23,399,379
	Equity Real Estate Investment Trusts (REITs) - 2.8%
163,502	Phillips Edison & Co., Inc. REIT	5,333,435
71,144	Ryman Hospitality Properties, Inc. REIT	6,383,751
		11,717,186
	Financial Services - 1.9%
144,913	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(3)	4,144,512
55,602	PJT Partners, Inc. Class A	4,013,908
		8,158,420
	Food, Beverage & Tobacco - 2.2%
61,369	Celsius Holdings, Inc.*	5,703,635
90,162	Simply Good Foods Co.*	3,585,743
		9,289,378
	Health Care Equipment & Services - 9.9%
73,018	Acadia Healthcare Co., Inc.*	5,275,550
192,133	Cross Country Healthcare, Inc.*	4,288,409
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Health Care Equipment & Services - 9.9% - (continued)
112,109	Glaukos Corp.*	$ 5,616,661
77,969	Haemonetics Corp.*	6,451,935
59,540	HealthEquity, Inc.*	3,495,593
74,879	Inari Medical, Inc.*	4,623,029
33,157	Inspire Medical Systems, Inc.*	7,761,059
20,096	Shockwave Medical, Inc.*	4,357,416
		41,869,652
	Household & Personal Products - 1.4%
73,466	elf Beauty, Inc.*	6,049,925
	Materials - 3.4%
118,138	Cabot Corp.	9,054,097
244,421	Livent Corp.*	5,308,824
		14,362,921
	Media & Entertainment - 3.4%
140,807	Cargurus, Inc.*	2,630,275
130,792	Criteo SA ADR*	4,120,602
309,531	Eventbrite, Inc. Class A*	2,655,776
64,935	Ziff Davis, Inc.*	5,068,177
		14,474,830
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
121,883	Aclaris Therapeutics, Inc.*	986,033
71,820	Adicet Bio, Inc.*	413,683
39,953	Akero Therapeutics, Inc.*	1,528,602
176,523	Amicus Therapeutics, Inc.*	1,957,640
34,178	Apellis Pharmaceuticals, Inc.*	2,254,381
9,899	Ascendis Pharma AS ADR*	1,061,371
43,560	Bioxcel Therapeutics, Inc.*(3)	812,830
48,191	Blueprint Medicines Corp.*	2,168,113
45,427	Celldex Therapeutics, Inc.*	1,634,463
91,710	Crinetics Pharmaceuticals, Inc.*	1,472,863
88,670	Cytokinetics, Inc.*	3,120,297
169,493	Immatics NV*(3)	1,169,502
38,115	Immunocore Holdings PLC ADR*	1,884,406
56,912	Intellia Therapeutics, Inc.*	2,121,110
65,967	Intra-Cellular Therapies, Inc.*	3,572,113
22,335	Karuna Therapeutics, Inc.*	4,056,929
43,221	Kymera Therapeutics, Inc.*	1,280,638
81,854	Merus NV*	1,506,114
38,586	Prothena Corp. PLC*	1,870,263
75,965	PTC Therapeutics, Inc.*	3,679,745
66,520	Revance Therapeutics, Inc.*	2,142,609
83,587	Revolution Medicines, Inc.*	1,810,494
89,073	Rocket Pharmaceuticals, Inc.*	1,525,821
74,216	Syndax Pharmaceuticals, Inc.*	1,567,442
53,622	Vaxcyte, Inc.*	2,009,753
115,205	Verona Pharma PLC ADR*	2,313,316
		49,920,531
	Semiconductors & Semiconductor Equipment - 4.5%
36,321	Lattice Semiconductor Corp.*	3,468,655
17,356	MKS Instruments, Inc.	1,538,089
45,348	SiTime Corp.*	6,449,846
66,733	Synaptics, Inc.*	7,417,373
		18,873,963
	Software & Services - 8.8%
143,613	Clearwater Analytics Holdings, Inc.*	2,292,063
29,235	CyberArk Software Ltd.*	4,326,195
202,453	DoubleVerify Holdings, Inc.*	6,103,958
45,404	Five9, Inc.*	3,282,255
260,933	Jamf Holding Corp.*	5,067,319
41,290	Manhattan Associates, Inc.*	6,393,757
30,562	Perficient, Inc.*	2,206,271

27

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 8.8% - (continued)
264,850	PowerSchool Holdings, Inc. Class A*		$ 5,249,327
65,424	RingCentral, Inc. Class A*		2,006,554
			36,927,699
	Technology Hardware & Equipment - 2.7%
103,775	Calix, Inc.*		5,561,302
36,348	Novanta, Inc.*		5,782,604
			11,343,906
	Total Common Stocks (cost $392,197,177)		$ 413,023,821
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
17,038	iShares Russell 2000 Growth ETF (3)		$ 3,864,559
	Total Exchange-Traded Funds (cost $3,637,222)		$ 3,864,559
	Total Long-Term Investments (cost $395,834,399)		$ 416,888,380
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.2%
$ 685,216	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $685,491; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $698,994		$ 685,216
	Securities Lending Collateral - 1.0%
697,678	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(4)		697,678
2,325,594	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(4)		2,325,594
697,678	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(4)		697,678
697,678	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(4)		697,678
			4,418,628
	Total Short-Term Investments (cost $5,103,844)		$ 5,103,844
	Total Investments (cost $400,938,243)	100.3%	$ 421,992,224
	Other Assets and Liabilities	(0.3)%	(1,129,742)
	Total Net Assets	100.0%	$ 420,862,482
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,966,812 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 1,966,812

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

28

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,898,585	$ 4,898,585	$ —	$ —
Banks	3,303,310	3,303,310	—	—
Capital Goods	80,094,729	80,094,729	—	—
Commercial & Professional Services	27,444,131	27,444,131	—	—
Consumer Discretionary Distribution & Retail	1,966,812	—	—	1,966,812
Consumer Durables & Apparel	20,043,944	20,043,944	—	—
Consumer Services	28,884,520	28,884,520	—	—
Energy	23,399,379	23,399,379	—	—
Equity Real Estate Investment Trusts (REITs)	11,717,186	11,717,186	—	—
Financial Services	8,158,420	8,158,420	—	—
Food, Beverage & Tobacco	9,289,378	9,289,378	—	—
Health Care Equipment & Services	41,869,652	41,869,652	—	—
Household & Personal Products	6,049,925	6,049,925	—	—
Materials	14,362,921	14,362,921	—	—
Media & Entertainment	14,474,830	14,474,830	—	—
Pharmaceuticals, Biotechnology & Life Sciences	49,920,531	49,920,531	—	—
Semiconductors & Semiconductor Equipment	18,873,963	18,873,963	—	—
Software & Services	36,927,699	36,927,699	—	—
Technology Hardware & Equipment	11,343,906	11,343,906	—	—
Exchange-Traded Funds	3,864,559	3,864,559	—	—
Short-Term Investments	5,103,844	4,418,628	685,216	—
Total	$ 421,992,224	$ 419,340,196	$ 685,216	$ 1,966,812

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.
29

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Banks - 1.0%
104,036	PNC Financial Services Group, Inc.	$ 13,222,976
	Capital Goods - 13.9%
36,863	Deere & Co.	15,219,995
144,832	General Dynamics Corp.	33,052,111
226,130	Honeywell International, Inc.	43,217,966
47,419	Lockheed Martin Corp.	22,416,384
89,186	Northrop Grumman Corp.	41,178,960
356,982	Raytheon Technologies Corp.	34,959,247
		190,044,663
	Commercial & Professional Services - 1.7%
107,731	Automatic Data Processing, Inc.	23,984,152
	Consumer Discretionary Distribution & Retail - 5.5%
81,989	Home Depot, Inc.	24,196,594
655,162	TJX Cos., Inc.	51,338,494
		75,535,088
	Consumer Durables & Apparel - 3.4%
376,465	NIKE, Inc. Class B	46,169,668
	Consumer Services - 3.2%
155,911	McDonald's Corp.	43,594,275
	Consumer Staples Distribution & Retail - 2.1%
56,973	Costco Wholesale Corp.	28,308,174
	Equity Real Estate Investment Trusts (REITs) - 2.8%
92,940	American Tower Corp. REIT	18,991,360
62,143	Public Storage REIT	18,775,886
		37,767,246
	Financial Services - 7.8%
192,440	American Express Co.	31,742,978
97,037	Mastercard, Inc. Class A	35,264,216
179,096	Visa, Inc. Class A	40,378,984
		107,386,178
	Food, Beverage & Tobacco - 7.2%
536,895	Coca-Cola Co.	33,303,597
571,268	Diageo PLC	25,495,476
222,008	PepsiCo., Inc.	40,472,058
		99,271,131
	Health Care Equipment & Services - 9.7%
66,100	Abbott Laboratories	6,693,286
329,776	Medtronic PLC	26,586,541
179,523	Stryker Corp.	51,248,431
103,142	UnitedHealth Group, Inc.	48,743,878
		133,272,136
	Household & Personal Products - 5.9%
552,267	Colgate-Palmolive Co.	41,502,865
263,598	Procter & Gamble Co.	39,194,387
		80,697,252
	Insurance - 5.0%
158,452	Chubb Ltd.	30,768,209
228,974	Marsh & McLennan Cos., Inc.	38,135,620
		68,903,829
	Materials - 5.5%
205,519	Ecolab, Inc.	34,019,560
118,163	Linde PLC	41,999,857
		76,019,417
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
123,918	Danaher Corp.		$ 31,232,293
214,949	Johnson & Johnson		33,317,095
204,033	Merck & Co., Inc.		21,707,071
287,283	Pfizer, Inc.		11,721,146
			97,977,605
	Semiconductors & Semiconductor Equipment - 2.7%
195,357	Texas Instruments, Inc.		36,338,355
	Software & Services - 6.1%
122,516	Accenture PLC Class A		35,016,298
166,882	Microsoft Corp.		48,112,080
			83,128,378
	Transportation - 6.4%
237,677	Canadian National Railway Co.		28,044,655
148,759	Union Pacific Corp.		29,939,236
153,961	United Parcel Service, Inc. Class B		29,866,895
			87,850,786
	Utilities - 1.1%
191,784	NextEra Energy, Inc.		14,782,711
	Total Common Stocks (cost $753,385,748)		$ 1,344,254,020
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 5,536,715	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $5,538,934; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $5,647,459		$ 5,536,715
	Total Short-Term Investments (cost $5,536,715)		$ 5,536,715
	Total Investments (cost $758,922,463)	98.6%	$ 1,349,790,735
	Other Assets and Liabilities	1.4%	19,190,660
	Total Net Assets	100.0%	$ 1,368,981,395
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
30

Hartford Stock HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 13,222,976	$ 13,222,976	$ —	$ —
Capital Goods	190,044,663	190,044,663	—	—
Commercial & Professional Services	23,984,152	23,984,152	—	—
Consumer Discretionary Distribution & Retail	75,535,088	75,535,088	—	—
Consumer Durables & Apparel	46,169,668	46,169,668	—	—
Consumer Services	43,594,275	43,594,275	—	—
Consumer Staples Distribution & Retail	28,308,174	28,308,174	—	—
Equity Real Estate Investment Trusts (REITs)	37,767,246	37,767,246	—	—
Financial Services	107,386,178	107,386,178	—	—
Food, Beverage & Tobacco	99,271,131	73,775,655	25,495,476	—
Health Care Equipment & Services	133,272,136	133,272,136	—	—
Household & Personal Products	80,697,252	80,697,252	—	—
Insurance	68,903,829	68,903,829	—	—
Materials	76,019,417	76,019,417	—	—
Pharmaceuticals, Biotechnology & Life Sciences	97,977,605	97,977,605	—	—
Semiconductors & Semiconductor Equipment	36,338,355	36,338,355	—	—
Software & Services	83,128,378	83,128,378	—	—
Transportation	87,850,786	87,850,786	—	—
Utilities	14,782,711	14,782,711	—	—
Short-Term Investments	5,536,715	—	5,536,715	—
Total	$ 1,349,790,735	$ 1,318,758,544	$ 31,032,191	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
31

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0%
	Asset-Backed - Automobile - 2.5%
$ 225,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 222,243
2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,298,671
3,220,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	3,219,623
3,960,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,872,961
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,536,833
1,444,041	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,425,150
1,030,000	DT Auto Owner Trust 5.19%, 10/16/2028(1)	1,021,885
1,580,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	1,581,004
	Exeter Automobile Receivables Trust
1,650,000	2.18%, 06/15/2026	1,619,495
2,985,258	2.58%, 09/15/2025(1)	2,929,027
1,135,482	2.73%, 12/15/2025(1)	1,112,751
1,500,000	4.57%, 01/15/2027	1,477,410
649,000	6.03%, 08/16/2027	652,446
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	1,998,451
570,000	5.05%, 01/18/2028(1)	563,793
365,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	360,569
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,936,701
	Santander Drive Auto Receivables Trust
665,000	1.48%, 01/15/2027	640,157
2,995,000	4.42%, 11/15/2027	2,947,273
955,000	4.43%, 03/15/2027	940,023
660,000	4.72%, 06/15/2027	648,905
1,210,000	4.98%, 02/15/2028	1,201,130
2,615,000	5.95%, 01/17/2028	2,655,755
1,217,508	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,216,920
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,836,225
1,191,414	2.72%, 11/15/2024(1)	1,186,210
2,285,000	4.31%, 09/15/2027(1)	2,236,914
655,000	5.41%, 01/18/2028(1)	653,337
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,093,964
		45,085,826
	Asset-Backed - Finance & Insurance - 4.2%
5,645,000	Bain Capital Credit CLO Ltd. 6.00%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	5,495,848
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD SOFR + 2.350%(1)(2)(3)	2,579,826
3,660,000	BlueMountain CLO XXIV Ltd. 5.91%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	3,549,000
1,910,000	Carlyle U.S. CLO Ltd. 5.85%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,859,708
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,033,392
	Ellington Financial Mortgage Trust
813,402	0.93%, 06/25/2066(1)(4)	653,189
2,397,298	2.21%, 01/25/2067(1)(4)	2,014,749
818,695	Fieldstone Mortgage Investment Trust 5.39%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(2)	546,544
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Asset-Backed - Finance & Insurance - 4.2% - (continued)
$ 3,267,261	First Franklin Mortgage Loan Trust 5.33%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	$ 2,877,163
1,390,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD SOFR + 2.300%(1)(2)(3)	1,384,397
4,700,000	Madison Park Funding XXXVIII Ltd. 5.91%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,596,727
5,155,000	Regatta VI Funding Ltd. 5.97%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	5,013,805
5,870,000	RR 1 LLC 5.94%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	5,759,485
5,375,000	RR 16 Ltd. 5.90%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	5,257,325
2,130,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD SOFR + 2.250%(1)(2)(3)	2,110,004
351,732	Securitized Asset-Backed Receivables LLC Trust 5.03%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(2)	120,331
5,775,000	Sound Point CLO XXIX Ltd. 5.89%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	5,594,589
6,615,000	Symphony CLO XXV Ltd. 5.78%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	6,424,799
5,775,000	Venture 42 CLO Ltd. 5.92%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	5,605,469
2,255,000	Venture 43 CLO Ltd. 6.03%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	2,178,093
4,070,654	Voya CLO Ltd. 5.69%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	4,038,647
4,560,000	Wellfleet CLO X Ltd. 5.98%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	4,470,715
		76,163,805
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
4,344,566	5.01%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	1,296,417
1,927,901	5.21%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	473,795
498,196	5.98%, 06/25/2036(4)	131,484
57,803	Morgan Stanley ABS Capital I, Inc. Trust 5.15%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	48,761
1,206,987	Morgan Stanley Mortgage Loan Trust 5.19%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	357,878
	Soundview Home Loan Trust
1,714,042	5.03%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,436,845
350,486	5.35%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	322,759
		4,067,939
	Commercial Mortgage-Backed Securities - 4.2%
	BBCMS Mortgage Trust
24,261,753	1.46%, 02/15/2050(4)(5)	1,090,944
1,000,000	4.60%, 06/15/2055(4)	961,288
1,300,000	5.44%, 12/15/2055(4)	1,331,053
8,553,000	5.66%, 08/15/2036, 1 mo. USD LIBOR + 0.975%(1)(2)	8,466,553
425,000	5.71%, 12/15/2055(4)	443,793
	Benchmark Mortgage Trust
19,215,173	0.51%, 07/15/2051(4)(5)	315,805
8,592,766	0.55%, 01/15/2051(4)(5)	167,588

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
$ 8,604,663	1.03%, 08/15/2052(4)(5)	$ 347,632
25,670,844	1.22%, 03/15/2062(4)(5)	1,291,631
10,376,850	1.52%, 01/15/2054(4)(5)	916,630
2,751,794	1.79%, 07/15/2053(4)(5)	210,509
2,335,000	BPR Trust 8.06%, 08/15/2024, 1 mo. USD SOFR + 3.232%(1)(2)	2,328,869
3,992,857	BX Commercial Mortgage Trust 5.86%, 10/15/2036, 1 mo. USD SOFR + 1.034%(1)(2)	3,947,553
2,377,494	BX Trust 7.28%, 08/15/2039, 1 mo. USD SOFR + 2.451%(1)(2)	2,365,623
2,920,000	CAMB Commercial Mortgage Trust 7.23%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,795,315
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,081,077
2,780,000	Century Plaza Towers 2.87%, 11/13/2039(1)	2,252,577
	Citigroup Commercial Mortgage Trust
16,861,804	0.90%, 07/10/2047(4)(5)	146,984
20,156,179	1.02%, 04/10/2048(4)(5)	325,931
2,357,000	4.08%, 11/15/2049(4)	1,893,555
1,212,278	Citigroup Mortgage Loan Trust, Inc. 6.23%, 11/25/2070(1)(6)	1,209,838
	Commercial Mortgage Trust
6,553,806	0.51%, 02/10/2047(4)(5)	16,361
2,379,545	0.59%, 08/10/2046(4)(5)	572
841,000	2.82%, 01/10/2039(1)	735,522
118,605	2.85%, 10/15/2045	114,500
273,737	3.61%, 06/10/2046(4)	273,163
860,000	3.90%, 01/10/2039(1)(4)	714,102
630,000	4.07%, 02/10/2047(4)	619,163
1,004,286	4.21%, 08/10/2046(4)	1,001,113
535,000	4.24%, 02/10/2047(4)	526,867
178,842	4.49%, 07/10/2045(4)	178,302
1,481,000	4.75%, 10/15/2045(1)(4)	703,623
17,958	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	17,667
	CSAIL Commercial Mortgage Trust
52,938,871	0.72%, 06/15/2057(4)(5)	581,179
2,265,982	0.90%, 11/15/2048(4)(5)	42,902
7,003,944	1.86%, 01/15/2049(4)(5)	303,364
4,264,829	DBJPM Mortgage Trust 1.71%, 09/15/2053(4)(5)	287,304
	GS Mortgage Securities Corp. Trust
4,340,000	2.95%, 11/05/2034(1)	3,171,468
365,000	5.56%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	360,609
	GS Mortgage Securities Trust
27,538,829	0.07%, 07/10/2046(4)(5)	275
869,033	0.09%, 08/10/2044(1)(4)(5)	9
785,121	4.07%, 01/10/2047	770,938
2,215,000	5.00%, 04/10/2047(1)(4)	1,646,787
	JP Morgan Chase Commercial Mortgage Securities Trust
1,557,638	2.73%, 10/15/2045(1)(4)	1,381,002
1,400,000	2.81%, 01/16/2037(1)	1,271,626
1,290,924	3.78%, 12/15/2047(1)(4)	981,220
	JPMBB Commercial Mortgage Securities Trust
3,693,072	0.56%, 05/15/2048(4)(5)	35,004
16,739,626	0.59%, 09/15/2047(4)(5)	98,247
	Morgan Stanley Bank of America Merrill Lynch Trust
9,493,362	0.95%, 12/15/2047(4)(5)	104,024
1,279,311	0.97%, 10/15/2048(4)(5)	18,272
795,172	4.26%, 10/15/2046(4)	788,449
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	Morgan Stanley Capital I Trust
$ 7,157,268	1.32%, 06/15/2050(4)(5)	$ 252,659
1,460,000	5.08%, 07/15/2049(1)(4)	741,958
82,680	5.27%, 10/12/2052(1)(4)	35,360
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	562,083
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,039,174
3,337,425	UBS Commercial Mortgage Trust 1.07%, 08/15/2050(4)(5)	122,128
33,062	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	32,995
	Wells Fargo Commercial Mortgage Trust
25,123,915	0.88%, 09/15/2057(4)(5)	443,369
14,665,338	1.07%, 05/15/2048(4)(5)	224,694
3,085,000	2.94%, 10/15/2049	2,840,988
430,000	4.15%, 05/15/2048(4)	355,598
	Wells Fargo NA
19,900,621	0.59%, 11/15/2062(4)(5)	628,127
9,680,130	0.64%, 11/15/2062(4)(5)	334,989
32,852,527	0.71%, 11/15/2050(4)(5)	871,091
3,743,081	0.77%, 11/15/2054(4)(5)	108,976
17,906,855	0.81%, 09/15/2062(4)(5)	732,011
33,873,866	0.88%, 01/15/2063(4)(5)	1,552,165
12,631,713	0.89%, 05/15/2062(4)(5)	536,164
5,577,250	0.99%, 02/15/2056(4)(5)	387,260
20,663,713	1.76%, 03/15/2063(4)(5)	2,027,767
2,545,000	2.04%, 02/15/2054	2,034,695
	WFRBS Commercial Mortgage Trust
450,000	3.35%, 05/15/2045	448,693
441,397	3.72%, 05/15/2047	431,893
230,000	4.05%, 03/15/2047	225,762
1,012,520	4.15%, 08/15/2046(4)	1,005,418
710,000	5.00%, 06/15/2044(1)(4)	368,218
		74,978,617
	Other Asset-Backed Securities - 4.1%
715,000	35 Degrees Dus 4.51%, 05/01/2033(7)	724,580
485,213	Aaset Trust 3.35%, 01/16/2040(1)	407,708
	Affirm Asset Securitization Trust
355,120	1.90%, 01/15/2025(1)	349,581
120,377	3.46%, 10/15/2024(1)	119,594
1,055,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	1,050,103
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 5.78%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	874,624
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,888,271
1,380,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	1,392,929
1,031,490	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(1)	870,644
4,485,000	Columbia Cent CLO 27 Ltd. 6.01%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	4,351,118
2,250,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	2,257,400
	Domino's Pizza Master Issuer LLC
2,279,400	2.66%, 04/25/2051(1)	1,953,649
1,406,500	3.67%, 10/25/2049(1)	1,249,478
3,135,812	4.12%, 07/25/2048(1)	3,004,670
2,155,000	Elmwood CLO 23 Ltd. 7.18%, 04/16/2036, 3 mo. USD SOFR + 2.250%(1)(2)	2,146,699
2,462,772	GSAMP Trust 4.94%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,452,137

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Other Asset-Backed Securities - 4.1% - (continued)
$ 1,575,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	$ 1,576,477
746,259	Marlette Funding Trust 1.06%, 09/15/2031(1)	730,867
424,940	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	396,479
3,005,000	Octagon 61 Ltd. 7.23%, 04/20/2036, 3 mo. USD SOFR + 2.350%(1)(2)	3,005,000
380,000	Prestige Vista Dus 4.75%, 04/01/2028(7)	383,800
	PRET LLC
1,831,379	1.87%, 07/25/2051(1)(6)	1,649,945
1,632,876	2.49%, 07/25/2051(1)(6)	1,523,073
	Pretium Mortgage Credit Partners LLC
3,539,297	1.99%, 02/25/2061(1)(6)	3,347,400
4,327,379	2.98%, 01/25/2052(1)(3)(6)	4,018,895
	Progress Residential Trust
3,307,503	1.51%, 10/17/2038(1)	2,892,944
1,132,100	3.20%, 04/17/2039(1)	1,043,412
1,800,000	4.30%, 03/17/2040(1)	1,716,183
880,431	4.45%, 06/17/2039(1)	846,454
1,402,789	4.75%, 10/27/2039(1)	1,375,114
426,622	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	357,177
3,538,485	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,296,391
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,279,378
2,580,000	Texas Debt Capital CLO Ltd. 7.10%, 04/20/2036, 3 mo. USD SOFR + 2.300%(1)(2)	2,569,806
3,153,757	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,108,027
571,000	Trio Apartments DUS 4.37%, 05/01/2028(7)	570,732
785,000	Twn Cty Twnhomes DUS 4.50%, 04/01/2033	796,100
296,039	Upstart Securitization Trust 0.83%, 07/20/2031(1)	291,241
2,367,257	VOLT XCIV LLC 2.24%, 02/27/2051(1)(6)	2,213,526
	Wendy's Funding LLC
4,956,712	2.37%, 06/15/2051(1)	4,151,797
5,854,717	2.78%, 06/15/2051(1)	4,715,308
1,970,800	3.88%, 03/15/2048(1)	1,817,087
765,312	Wingstop Funding LLC 2.84%, 12/05/2050(1)	670,056
		74,435,854
	Whole Loan Collateral CMO - 8.8%
3,192,155	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(6)	2,893,074
	Angel Oak Mortgage Trust
1,479,632	0.91%, 01/25/2066(1)(4)	1,224,029
1,165,917	0.99%, 04/25/2053(1)(4)	1,053,471
1,214,523	0.99%, 04/25/2066(1)(4)	1,005,087
2,104,793	1.82%, 11/25/2066(1)(4)	1,749,822
1,497,245	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(4)	1,399,959
	Banc of America Funding Trust
606,722	5.36%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	528,863
2,153,606	5.77%, 05/25/2037(4)	1,930,675
81,778	6.35%, 01/25/2037(6)	72,744
481,227	BCAP LLC Trust 5.21%, 03/25/2037, 1 mo. USD LIBOR + 0.360%(2)	411,573
499,471	Bear Stearns ALT-A Trust 5.35%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	626,874
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Whole Loan Collateral CMO - 8.8% - (continued)
$ 111,962	Bear Stearns ARM Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	$ 103,633
184,081	Bear Stearns Mortgage Funding Trust 5.03%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	148,928
	BRAVO Residential Funding Trust
850,926	0.94%, 02/25/2049(1)(4)	764,173
708,850	0.97%, 03/25/2060(1)(4)	658,374
	CHL Mortgage Pass-Through Trust
986,882	3.63%, 09/25/2047(4)	836,070
235,111	3.66%, 11/20/2035(4)	203,225
	COLT Mortgage Loan Trust
2,028,510	0.91%, 06/25/2066(1)(4)	1,631,999
4,656,908	1.11%, 10/25/2066(1)(4)	3,719,450
3,981,850	4.55%, 04/25/2067(1)(4)	3,842,863
	Connecticut Avenue Securities Trust
60,397	7.00%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	60,397
604,537	7.00%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)(3)	603,029
665,544	7.11%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)(3)	669,704
49,327	7.15%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)(3)	49,327
	Countrywide Alternative Loan Trust
122,059	5.39%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	105,241
645,667	5.49%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	504,767
588,441	5.75%, 05/25/2036	231,105
1,011,403	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	762,095
	CSMC Trust
1,880,806	0.94%, 05/25/2066(1)(4)	1,478,626
1,272,240	1.80%, 12/27/2060(1)(4)	1,174,119
2,257,036	1.84%, 10/25/2066(1)(4)	1,853,940
5,103,684	2.27%, 11/25/2066(1)(4)	4,386,514
1,437,729	3.25%, 04/25/2047(1)(4)	1,288,313
830,047	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	709,289
	Federal National Mortgage Association Connecticut Avenue Securities
868,535	8.40%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)(3)	890,215
1,489,937	9.20%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)(3)	1,549,445
346,914	9.75%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)(3)	361,414
4,842,613	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,633,068
	GCAT Trust
1,731,835	1.04%, 05/25/2066(1)(4)	1,403,244
1,616,973	1.92%, 08/25/2066(1)(4)	1,423,900
16,633	GMACM Mortgage Loan Trust 3.28%, 04/19/2036(4)	12,493
	GSR Mortgage Loan Trust
785,370	3.90%, 01/25/2036(4)	748,300
798,246	5.15%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	215,680
	HarborView Mortgage Loan Trust
571,420	5.14%, 01/19/2038, 1 mo. USD LIBOR + 0.380%(2)	492,699
2,016,870	5.24%, 12/19/2036, 1 mo. USD LIBOR + 0.480%(2)	1,809,093

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Whole Loan Collateral CMO - 8.8% - (continued)
$ 4,962,827	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(6)	$ 4,548,244
681,974	IndyMac INDX Mortgage Loan Trust 3.42%, 03/25/2036(4)	466,727
109,934	JP Morgan Mortgage Trust 4.15%, 04/25/2037(4)	79,637
632,295	LCM XX LP 5.85%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	630,876
	Legacy Mortgage Asset Trust
1,266,429	1.75%, 04/25/2061(1)(6)	1,167,529
1,659,103	1.75%, 07/25/2061(1)(6)	1,536,236
3,087,180	6.25%, 11/25/2059(1)(6)	3,082,644
594,590	Lehman XS Trust 5.27%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	530,704
2,134,979	LSTAR Securities Investment Ltd. 7.46%, 02/01/2026, 1 mo. USD LIBOR + 2.800%(1)(2)	2,092,025
163,952	MASTR Adjustable Rate Mortgages Trust 3.87%, 11/21/2034(4)	151,155
2,650,186	MFA LLC 2.36%, 03/25/2060(1)(6)	2,491,031
	MFA Trust
247,889	1.01%, 01/26/2065(1)(4)	227,420
1,310,883	1.03%, 11/25/2064(1)(4)	1,070,889
1,085,694	1.15%, 04/25/2065(1)(4)	999,486
	New Residential Mortgage Loan Trust
843,850	0.94%, 10/25/2058(1)(4)	764,857
373,987	2.49%, 09/25/2059(1)(4)	341,802
1,351,045	3.50%, 08/25/2059(1)(4)	1,260,553
1,527,667	3.75%, 11/26/2035(1)(4)	1,436,089
1,543,157	3.75%, 11/25/2056(1)(4)	1,419,334
2,715,668	4.00%, 02/25/2057(1)(4)	2,565,424
2,695,339	4.00%, 03/25/2057(1)(4)	2,542,150
2,122,910	4.00%, 04/25/2057(1)(4)	2,025,899
1,471,780	4.00%, 05/25/2057(1)(4)	1,365,067
2,440,144	4.00%, 08/27/2057(1)(4)	2,283,548
1,061,362	4.00%, 12/25/2057(1)(4)	1,004,073
1,722,157	5.60%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,663,330
1,382,172	6.35%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,346,979
3,680,644	NMLT Trust 1.19%, 05/25/2056(1)(4)	3,024,941
680,144	Oaktown Re II Ltd. 6.40%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	679,811
	OBX Trust
2,887,967	1.05%, 07/25/2061(1)(4)	2,194,380
2,675,491	1.10%, 05/25/2061(1)(4)	2,110,594
4,162,688	2.31%, 11/25/2061(1)(4)	3,554,800
	Preston Ridge Partners Mortgage LLC
2,313,768	1.79%, 06/25/2026(1)(6)	2,149,315
2,083,157	1.79%, 07/25/2026(1)(6)	1,932,791
3,988,394	1.87%, 04/25/2026(1)(6)	3,773,896
653,673	2.36%, 11/25/2025(1)(6)	635,420
1,811,950	2.49%, 10/25/2026(1)(6)	1,694,122
3,834,094	2.95%, 10/25/2025(1)(6)	3,738,531
570,514	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	518,297
410,453	Residential Accredit Loans, Inc. Trust 6.00%, 12/25/2035	350,281
	Seasoned Credit Risk Transfer Trust
2,107,767	2.50%, 08/25/2059	1,823,152
1,835,942	3.50%, 11/25/2057	1,716,845
4,910,316	3.50%, 07/25/2058	4,561,207
975,037	3.50%, 08/25/2058	902,755
3,813,137	3.50%, 10/25/2058	3,551,855
25,590	STACR Trust 6.50%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)(3)	25,590
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0% - (continued)
	Whole Loan Collateral CMO - 8.8% - (continued)
	Starwood Mortgage Residential Trust
$ 679,313	0.94%, 05/25/2065(1)(4)	$ 616,888
3,290,912	1.92%, 11/25/2066(1)(4)	2,708,946
2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(6)	2,674,931
	Towd Point Mortgage Trust
628,438	2.75%, 10/25/2056(1)(4)	616,341
156,109	2.75%, 04/25/2057(1)(4)	154,350
1,484,068	2.75%, 06/25/2057(1)(4)	1,406,647
550,236	2.75%, 07/25/2057(1)(4)	533,852
5,284,671	2.92%, 11/30/2060(1)(4)	4,279,833
956,005	4.21%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	951,765
	VCAT LLC
1,952,165	1.74%, 05/25/2051(1)(6)	1,779,336
609,452	2.12%, 03/27/2051(1)(6)	575,167
	Verus Securitization Trust
1,165,558	0.92%, 02/25/2064(1)(4)	995,683
1,508,826	0.94%, 07/25/2066(1)(4)	1,237,255
1,033,880	1.03%, 02/25/2066(1)(4)	876,131
2,288,889	1.82%, 11/25/2066(1)(4)	1,944,034
4,621,770	1.83%, 10/25/2066(1)(4)	3,911,477
	WaMu Mortgage Pass-Through Certificates Trust
624,757	3.24%, 06/25/2037(4)	530,555
1,456,679	3.61%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	1,205,894
265,621	5.69%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	235,930
		157,488,209
	Total Asset & Commercial Mortgage-Backed Securities (cost $469,985,724)	$ 432,220,250
CORPORATE BONDS - 26.2%
	Advertising - 0.1%
2,130,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 1,831,800
	Aerospace/Defense - 0.3%
	Boeing Co.
645,000	5.04%, 05/01/2027	649,442
1,445,000	5.15%, 05/01/2030	1,454,448
	L3Harris Technologies, Inc.
185,000	2.90%, 12/15/2029	163,396
1,112,000	3.85%, 06/15/2023	1,107,623
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	853,871
	Raytheon Technologies Corp.
610,000	5.15%, 02/27/2033	633,842
200,000	5.38%, 02/27/2053	209,755
		5,072,377
	Agriculture - 0.6%
1,555,000	BAT Capital Corp. 4.74%, 03/16/2032	1,443,757
1,190,000	BAT International Finance PLC 4.45%, 03/16/2028	1,130,090
	Philip Morris International, Inc.
2,700,000	4.88%, 02/15/2028	2,722,714
1,855,000	5.13%, 11/17/2027	1,896,787
1,820,000	5.13%, 02/15/2030	1,839,100
265,000	5.38%, 02/15/2033	270,601
830,000	5.63%, 11/17/2029	865,576
		10,168,625

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Apparel - 0.2%
$ 550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$ 521,125
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,452,665
		3,973,790
	Auto Manufacturers - 0.1%
860,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	752,769
	Auto Parts & Equipment - 0.1%
	AutoZone, Inc.
765,000	4.75%, 08/01/2032	754,599
235,000	4.75%, 02/01/2033	230,905
		985,504
	Beverages - 0.2%
1,699,000	Anheuser-Busch InBev Worldwide, Inc. 5.45%, 01/23/2039	1,781,305
517,000	Constellation Brands, Inc. 3.15%, 08/01/2029	472,210
1,790,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	1,713,332
		3,966,847
	Biotechnology - 0.5%
	Amgen, Inc.
845,000	5.15%, 03/02/2028	862,066
445,000	5.25%, 03/02/2030	454,470
1,895,000	5.25%, 03/02/2033	1,945,584
915,000	5.75%, 03/02/2063	944,002
	CSL Finance PLC
1,325,000	4.05%, 04/27/2029(1)	1,276,792
425,000	4.25%, 04/27/2032(1)	411,552
	Royalty Pharma PLC
3,565,000	2.15%, 09/02/2031	2,816,280
750,000	2.20%, 09/02/2030	610,138
		9,320,884
	Chemicals - 0.1%
1,600,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	1,614,761
490,000	Nutrien Ltd. 4.90%, 03/27/2028	489,231
		2,103,992
	Commercial Banks - 5.0%
	Bank of America Corp.
275,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.530% thereafter)(8)	219,457
185,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.370% thereafter)(8)	147,458
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.220% thereafter)(8)	1,731,985
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.210% thereafter)(8)	788,156
1,195,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.150% thereafter)(8)	1,010,886
5,090,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.320% thereafter)(8)	4,244,922
3,050,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,707,608
1,630,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.040% thereafter)(8)	1,618,514
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 5.0% - (continued)
$ 3,685,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(8)	$ 3,662,716
	Barclays PLC
490,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.000% thereafter)(8)	479,703
600,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(8)	635,454
	BNP Paribas SA
370,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.004% thereafter)(1)(8)	326,842
1,275,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.074% thereafter)(1)(8)	1,170,264
1,330,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.483% thereafter)(1)(8)	1,210,234
1,170,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.450% thereafter)(1)(8)	1,171,228
980,000	Credit Suisse AG 7.50%, 02/15/2028(9)	1,036,350
	Credit Suisse Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.730% thereafter)(1)(8)	695,434
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.700% thereafter)(1)(8)	753,768
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.920% thereafter)(1)(8)	2,861,588
1,970,000	Danske Bank AS 5.38%, 01/12/2024(1)	1,951,709
	Deutsche Bank AG
600,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.870% thereafter)(8)	516,573
1,345,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.219% thereafter)(8)(9)	1,138,732
200,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.257% thereafter)(8)	144,576
665,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.180% thereafter)(8)	659,798
875,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.650% thereafter)(8)	810,970
	Goldman Sachs Group, Inc.
2,260,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.248% thereafter)(8)	1,831,982
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.281% thereafter)(8)	2,916,875
840,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	788,322
2,555,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	2,437,472

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 5.0% - (continued)
	HSBC Holdings PLC
$ 440,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.285% thereafter)(8)	$ 368,614
2,100,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	1,991,092
1,800,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.530% thereafter)(8)	1,624,889
5,315,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.870% thereafter)(8)	5,205,983
1,120,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.970% thereafter)(8)	1,150,000
1,600,000	6.33%, 03/09/2044, 6 mo. USD SOFR + 2.650%	1,678,565
400,000	HSBC USA, Inc. 5.63%, 03/17/2025	401,084
	JPMorgan Chase & Co.
1,560,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.180% thereafter)(8)	1,292,477
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	959,195
595,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	552,557
1,145,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	1,111,130
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,130,321
2,845,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.560% thereafter)(8)	2,770,323
1,890,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.990% thereafter)(8)	1,885,108
4,530,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.850% thereafter)(8)	4,185,521
	Morgan Stanley
4,185,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.034% thereafter)(8)	3,273,615
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.020% thereafter)(8)	1,541,076
910,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.000% thereafter)(8)	829,377
860,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	810,990
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.120% thereafter)(8)	420,416
515,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	496,206
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Commercial Banks - 5.0% - (continued)
$ 80,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.730% thereafter)(8)	$ 80,474
	Societe Generale SA
5,020,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(8)	4,663,511
1,575,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(1)(8)	1,578,570
1,195,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(1)(8)	1,280,279
830,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(8)	791,779
	Wells Fargo & Co.
665,000	3.00%, 10/23/2026	621,496
1,055,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.500% thereafter)(8)	913,778
1,215,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.320% thereafter)(8)	1,178,661
1,530,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.980% thereafter)(8)	1,509,612
1,875,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.100% thereafter)(8)	1,828,958
295,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 6 mo. USD SOFR + 4.502% thereafter)(8)	276,522
		89,071,755
	Commercial Services - 0.9%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,104,697
4,990,000	4.38%, 08/15/2027(1)	4,775,498
700,000	5.50%, 08/11/2032(1)	687,225
210,000	5.55%, 05/30/2033(1)	207,843
	Howard University
1,000,000	2.70%, 10/01/2029	867,733
1,000,000	2.90%, 10/01/2031	844,917
720,000	3.48%, 10/01/2041	554,835
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,137,500
385,000	4.63%, 12/15/2027	367,194
4,561,000	5.13%, 06/01/2029	4,399,940
	United Rentals North America, Inc.
140,000	4.00%, 07/15/2030	125,794
445,000	4.88%, 01/15/2028	425,531
		16,498,707
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,092,852
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	430,171
3,370,000	4.38%, 07/15/2030(1)	2,931,900
		6,454,923

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Diversified Financial Services - 0.7%
	Capital One Financial Corp.
$ 2,255,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.600% thereafter)(8)	$ 2,124,748
240,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.080% thereafter)(8)	233,694
535,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.600% thereafter)(8)	518,531
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,073,589
	Intercontinental Exchange, Inc.
455,000	4.35%, 06/15/2029	448,225
225,000	4.60%, 03/15/2033	222,787
165,000	4.95%, 06/15/2052	160,129
	Synchrony Financial
725,000	2.88%, 10/28/2031	512,523
1,090,000	7.25%, 02/02/2033	953,433
		12,247,659
	Electric - 2.8%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	923,055
705,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	564,668
	Cleco Corporate Holdings LLC
1,225,000	3.38%, 09/15/2029	1,058,721
75,000	4.97%, 05/01/2046	66,383
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	751,915
	Dominion Energy, Inc.
173,000	3.38%, 04/01/2030	156,571
2,937,000	5.38%, 11/15/2032	3,007,912
65,000	6.30%, 03/15/2033	70,828
1,320,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,168,459
	Duke Energy Corp.
3,200,000	2.55%, 06/15/2031	2,673,701
1,160,000	4.50%, 08/15/2032	1,121,079
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	568,354
40,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	41,127
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	405,916
670,000	4.38%, 03/30/2044	595,300
470,000	Edison International 6.95%, 11/15/2029	507,860
2,255,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(8)	2,091,759
1,385,000	Enel Finance International NV 5.00%, 06/15/2032(1)	1,300,363
	Evergy, Inc.
730,000	2.45%, 09/15/2024	698,893
715,000	2.90%, 09/15/2029	640,196
380,000	Eversource Energy 5.45%, 03/01/2028	393,424
565,000	Florida Power & Light Co. 5.10%, 04/01/2033	584,908
	Georgia Power Co.
940,000	4.30%, 03/15/2042	828,164
450,000	4.70%, 05/15/2032	445,386
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,419,179
660,000	Kentucky Utilities Co. 5.45%, 04/15/2033	685,697
660,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	685,540
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Electric - 2.8% - (continued)
	National Rural Utilities Cooperative Finance Corp.
$ 1,675,000	4.80%, 03/15/2028	$ 1,688,890
870,000	5.80%, 01/15/2033	925,515
	NextEra Energy Capital Holdings, Inc.
2,560,000	4.63%, 07/15/2027	2,551,110
410,000	5.00%, 02/28/2030	413,929
1,035,000	5.00%, 07/15/2032	1,041,069
230,000	6.05%, 03/01/2025	233,862
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,455,923
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	596,540
	Pacific Gas & Electric Co.
3,780,000	2.50%, 02/01/2031	3,060,367
260,000	4.40%, 03/01/2032	233,782
350,000	4.55%, 07/01/2030	327,557
3,191,000	4.95%, 07/01/2050	2,618,568
529,000	5.25%, 03/01/2052	449,085
1,630,000	5.90%, 06/15/2032	1,627,266
360,000	6.15%, 01/15/2033	369,320
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	1,997,836
	Sempra Energy
1,405,000	3.40%, 02/01/2028	1,318,370
205,000	4.00%, 02/01/2048	166,348
	Southern California Edison Co.
1,550,000	2.85%, 08/01/2029	1,384,585
160,000	4.70%, 06/01/2027	160,216
565,000	5.30%, 03/01/2028	578,712
1,200,000	Southern Co. 3.70%, 04/30/2030	1,117,365
1,275,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	1,283,646
1,145,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	1,152,979
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	698,720
		50,906,918
	Energy-Alternate Sources - 0.3%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,540,688
1,085,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	1,078,396
1,320,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(10)	1,248,270
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	777,008
		5,644,362
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,293,615
3,161,090	International Airport Finance SA 12.00%, 03/15/2033(1)(9)	3,019,600
		4,313,215
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
455,000	4.28%, 03/15/2032(1)	405,554
2,825,000	5.14%, 03/15/2052(1)	2,280,911
400,000	5.39%, 03/15/2062(1)	320,470
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	636,188
4,525,000	3.88%, 07/15/2030(1)	3,973,086
		7,616,209
	Environmental Control - 0.3%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,314,562
	Food - 0.2%
	Conagra Brands, Inc.
411,000	4.85%, 11/01/2028	408,831
75,000	5.40%, 11/01/2048	73,114

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Food - 0.2% - (continued)
$ 345,000	General Mills, Inc. 4.95%, 03/29/2033	$ 349,824
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,047,020
		3,878,789
	Gas - 0.2%
1,120,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,156,059
	NiSource, Inc.
500,000	3.49%, 05/15/2027	473,294
990,000	3.60%, 05/01/2030	912,916
585,000	5.25%, 03/30/2028	594,581
		3,136,850
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,640,000	6.05%, 04/15/2028(1)	2,639,770
1,200,000	6.30%, 02/15/2030(1)	1,207,458
		3,847,228
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,089,498
915,000	3.00%, 09/23/2029(1)	826,878
455,000	5.38%, 12/06/2032(1)	468,121
340,000	5.75%, 12/06/2052(1)	360,648
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,056,070
1,410,000	Baxter International, Inc. 2.54%, 02/01/2032(9)	1,147,082
	Haleon U.S. Capital LLC
1,650,000	3.38%, 03/24/2029	1,519,167
265,000	3.63%, 03/24/2032	240,980
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,729,664
1,175,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	1,207,042
		12,645,150
	Healthcare - Services - 0.8%
	Centene Corp.
850,000	2.45%, 07/15/2028	735,104
95,000	3.38%, 02/15/2030	82,859
435,000	4.25%, 12/15/2027	414,961
5,230,000	4.63%, 12/15/2029	4,958,406
470,000	CommonSpirit Health 3.35%, 10/01/2029	422,150
1,890,000	Humana, Inc. 3.70%, 03/23/2029	1,774,935
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	259,367
900,000	3.00%, 06/01/2051	630,611
200,000	Sutter Health 3.36%, 08/15/2050	145,536
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	966,275
190,000	3.50%, 08/15/2039	161,452
1,180,000	4.00%, 05/15/2029	1,151,857
240,000	4.95%, 05/15/2062	233,129
845,000	5.25%, 02/15/2028	877,442
1,430,000	5.35%, 02/15/2033	1,517,439
190,000	5.88%, 02/15/2053	213,243
260,000	6.05%, 02/15/2063	294,817
		14,839,583
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	498,462
2,558,000	5.75%, 01/15/2028(1)	2,516,228
		3,014,690
	Insurance - 0.6%
270,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	279,479
	Athene Global Funding
1,780,000	2.65%, 10/04/2031(1)	1,412,550
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Insurance - 0.6% - (continued)
$ 3,010,000	2.72%, 01/07/2029(1)	$ 2,563,473
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029(1)	592,249
2,075,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(1)(8)	1,844,696
3,090,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,600,277
1,300,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,231,471
830,000	Willis North America, Inc. 3.60%, 05/15/2024	817,441
		11,341,636
	Internet - 0.5%
	Gen Digital, Inc.
4,490,000	5.00%, 04/15/2025(1)	4,409,553
625,000	6.75%, 09/30/2027(1)	628,250
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	663,571
3,995,000	5.25%, 12/01/2027(1)	3,887,594
		9,588,968
	Iron/Steel - 0.1%
1,785,000	ArcelorMittal SA 6.80%, 11/29/2032	1,872,120
	IT Services - 0.3%
5,541,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	5,056,384
	Machinery-Diversified - 0.1%
1,801,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,578,423
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,605,000	3.50%, 03/01/2042	1,082,539
685,000	4.80%, 03/01/2050	520,456
765,000	5.13%, 07/01/2049	603,622
3,165,000	6.48%, 10/23/2045	2,994,538
55,000	6.83%, 10/23/2055	53,267
1,484,000	Comcast Corp. 2.94%, 11/01/2056	982,709
1,105,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	912,128
	Discovery Communications LLC
1,970,000	4.00%, 09/15/2055	1,301,849
790,000	5.20%, 09/20/2047	652,352
2,196,000	5.30%, 05/15/2049	1,825,669
	Paramount Global
170,000	4.20%, 06/01/2029	155,914
1,125,000	4.20%, 05/19/2032	965,492
710,000	4.38%, 03/15/2043	503,739
2,645,000	4.95%, 01/15/2031(9)	2,436,465
1,000,000	5.25%, 04/01/2044	794,041
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,190,562
590,000	4.13%, 07/01/2030(1)	483,800
2,900,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	3,300,060
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	768,169
		23,527,371
	Mining - 0.1%
1,235,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	1,026,870

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
$ 485,000	2.67%, 12/01/2026	$ 436,014
5,898,000	3.25%, 02/15/2029	5,187,232
430,000	3.57%, 12/01/2031	369,856
		5,993,102
	Oil & Gas - 1.4%
	Aker BP ASA
775,000	2.00%, 07/15/2026(1)	696,567
465,000	3.10%, 07/15/2031(1)	393,243
	BP Capital Markets America, Inc.
780,000	2.94%, 06/04/2051	538,690
285,000	3.00%, 02/24/2050	200,927
330,000	3.63%, 04/06/2030	313,046
2,025,000	4.81%, 02/13/2033	2,054,818
365,000	ConocoPhillips Co. 4.03%, 03/15/2062	297,706
	Continental Resources, Inc.
420,000	2.88%, 04/01/2032(1)	325,585
570,000	5.75%, 01/15/2031(1)	547,430
	Diamondback Energy, Inc.
380,000	6.25%, 03/15/2033	401,839
895,000	6.25%, 03/15/2053	924,078
3,495,000	Ecopetrol SA 4.63%, 11/02/2031	2,688,147
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(10)	839,575
735,000	4.88%, 03/30/2026(1)(10)	679,875
695,000	5.88%, 03/30/2031(1)(10)	607,256
725,000	EQT Corp. 5.70%, 04/01/2028	724,213
	Equinor ASA
675,000	3.63%, 04/06/2040	579,391
455,000	3.70%, 04/06/2050	381,128
	Hess Corp.
782,000	7.13%, 03/15/2033	866,402
285,000	7.30%, 08/15/2031	317,455
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(10)	1,958,088
580,000	Marathon Oil Corp. 6.60%, 10/01/2037	591,322
	Ovintiv, Inc.
355,000	6.50%, 08/15/2034	358,664
785,000	6.63%, 08/15/2037	791,254
185,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	185,615
	Shell International Finance BV
485,000	2.88%, 11/26/2041	371,651
620,000	3.00%, 11/26/2051	444,822
575,000	3.25%, 04/06/2050	436,789
450,000	Southwestern Energy Co. 4.75%, 02/01/2032	397,345
2,320,000	Tullow Oil PLC 7.00%, 03/01/2025(1)	1,374,916
2,140,000	Var Energi ASA 7.50%, 01/15/2028(1)	2,215,522
2,200,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	2,115,786
		25,619,145
	Packaging & Containers - 0.3%
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,596,121
	Pharmaceuticals - 0.2%
965,000	Cigna Group 5.40%, 03/15/2033	1,001,168
	CVS Health Corp.
435,000	4.13%, 04/01/2040	372,649
1,110,000	5.13%, 02/21/2030	1,124,754
660,000	5.13%, 07/20/2045	625,112
		3,123,683
	Pipelines - 1.0%
	Energy Transfer LP
775,000	4.95%, 06/15/2028	768,546
875,000	5.25%, 04/15/2029	871,750
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Pipelines - 1.0% - (continued)
$ 175,000	5.30%, 04/01/2044	$ 154,622
315,000	5.55%, 02/15/2028	318,791
270,000	6.13%, 12/15/2045	260,702
	Enterprise Products Operating LLC
665,000	4.95%, 10/15/2054	599,458
205,000	5.35%, 01/31/2033	212,250
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	121,160
537,615	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	434,924
	Greensaif Pipelines Bidco Sarl
1,595,000	6.13%, 02/23/2038(1)	1,642,503
1,490,000	6.51%, 02/23/2042(1)	1,567,788
	MPLX LP
1,285,000	4.95%, 09/01/2032	1,256,018
340,000	4.95%, 03/14/2052	294,543
	ONEOK, Inc.
445,000	3.10%, 03/15/2030	388,495
980,000	3.40%, 09/01/2029	870,516
380,000	4.55%, 07/15/2028	366,706
380,000	5.20%, 07/15/2048	327,404
865,000	6.10%, 11/15/2032	895,050
237,000	6.35%, 01/15/2031	247,477
	Plains All American Pipeline LP/PAA Finance Corp.
1,479,000	3.80%, 09/15/2030	1,317,161
400,000	4.90%, 02/15/2045	320,024
	Targa Resources Corp.
975,000	4.20%, 02/01/2033	875,883
490,000	6.13%, 03/15/2033	507,483
930,000	6.25%, 07/01/2052	909,465
280,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	262,365
505,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	456,574
	Western Midstream Operating LP
10,000	4.50%, 03/01/2028	9,440
250,000	6.15%, 04/01/2033	252,800
	Williams Cos., Inc.
1,220,000	4.65%, 08/15/2032	1,175,109
725,000	5.65%, 03/15/2033	748,187
		18,433,194
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
320,000	2.70%, 04/15/2031	266,585
1,130,000	3.65%, 03/15/2027	1,070,057
3,735,000	American Tower Trust #1 5.49%, 03/15/2028(1)	3,766,605
	Crown Castle, Inc.
960,000	2.90%, 03/15/2027	890,315
1,365,000	5.00%, 01/11/2028	1,374,001
1,660,000	EPR Properties 4.95%, 04/15/2028	1,385,342
	GLP Capital LP/GLP Financing II, Inc.
435,000	4.00%, 01/15/2031	372,776
1,025,000	5.30%, 01/15/2029	975,739
1,535,000	5.75%, 06/01/2028	1,497,247
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,121,062
	VICI Properties LP
2,332,000	4.95%, 02/15/2030	2,186,119
515,000	5.13%, 05/15/2032	485,202
		16,391,050
	Retail - 0.5%
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	2,975,858
1,735,000	5.63%, 01/01/2030(1)	1,600,537

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Retail - 0.5% - (continued)
	Gap, Inc.
$ 2,041,000	3.63%, 10/01/2029(1)	$ 1,455,651
3,819,000	3.88%, 10/01/2031(1)	2,649,890
1,025,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,008,845
		9,690,781
	Semiconductors - 0.6%
	Broadcom, Inc.
830,000	3.42%, 04/15/2033(1)	693,109
2,540,000	4.00%, 04/15/2029(1)	2,372,273
	Intel Corp.
1,110,000	3.10%, 02/15/2060	728,324
1,170,000	4.90%, 08/05/2052	1,086,266
410,000	5.13%, 02/10/2030	417,439
725,000	5.20%, 02/10/2033	737,322
400,000	5.70%, 02/10/2053	406,865
745,000	5.90%, 02/10/2063	763,942
	Marvell Technology, Inc.
1,730,000	2.45%, 04/15/2028	1,514,462
465,000	2.95%, 04/15/2031	388,071
940,000	NVIDIA Corp. 3.50%, 04/01/2040	805,740
385,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	392,881
	Qorvo, Inc.
1,035,000	3.38%, 04/01/2031(1)	856,214
275,000	4.38%, 10/15/2029	253,399
		11,416,307
	Software - 1.4%
5,959,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	5,398,437
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,263,620
	MSCI, Inc.
668,000	3.63%, 11/01/2031(1)	570,706
392,000	3.88%, 02/15/2031(1)	348,919
1,870,000	4.00%, 11/15/2029(1)	1,706,197
	Open Text Corp.
3,075,000	3.88%, 12/01/2029(1)	2,590,711
2,140,000	6.90%, 12/01/2027(1)	2,207,624
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	495,318
	Oracle Corp.
405,000	2.95%, 04/01/2030	357,301
3,135,000	3.85%, 04/01/2060	2,178,516
55,000	4.00%, 11/15/2047	41,815
745,000	4.10%, 03/25/2061	544,535
70,000	4.13%, 05/15/2045	54,884
1,805,000	6.15%, 11/09/2029	1,920,493
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,138,690
		24,817,766
	Telecommunications - 0.7%
	AT&T, Inc.
3,294,000	3.55%, 09/15/2055	2,355,256
140,000	3.65%, 06/01/2051	105,686
1,266,000	3.80%, 12/01/2057	938,702
3,170,000	Nokia Oyj 4.38%, 06/12/2027	3,030,583
	Rogers Communications, Inc.
235,000	3.80%, 03/15/2032(1)	210,723
975,000	4.55%, 03/15/2052(1)	801,301
	T-Mobile USA, Inc.
1,390,000	3.88%, 04/15/2030	1,303,496
725,000	5.05%, 07/15/2033	728,190
	Verizon Communications, Inc.
1,330,000	2.36%, 03/15/2032	1,090,562
280,000	2.55%, 03/21/2031	238,378
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.2% - (continued)
	Telecommunications - 0.7% - (continued)
$ 555,000	3.85%, 11/01/2042	$ 462,703
1,143,000	4.27%, 01/15/2036	1,059,238
745,000	Vodafone Group PLC 5.75%, 02/10/2063	734,698
		13,059,516
	Trucking & Leasing - 0.4%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,549,234
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,675,000	2.70%, 11/01/2024(1)	1,602,059
1,575,000	4.00%, 07/15/2025(1)	1,524,707
1,170,000	4.40%, 07/01/2027(1)	1,121,816
		7,797,816
	Total Corporate Bonds (cost $509,570,335)	$ 471,537,441
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
	Angola - 0.1%
	Angolan Government International Bonds
1,600,000	8.00%, 11/26/2029(10)	$ 1,369,440
310,000	8.75%, 04/14/2032(1)	261,563
		1,631,003
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bonds 4.95%, 01/22/2035(1)	1,961,210
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 735,000	2.38%, 08/20/2030(1)	626,661
1,825,000	5.00%, 07/15/2032(1)	1,824,928
		2,451,589
	Brazil - 0.5%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	8,189,006
	Chile - 0.0%
EUR 1,605,000	Chile Government International Bonds 1.25%, 01/22/2051	933,670
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,685,000	5.00%, 06/15/2045	1,871,773
395,000	5.20%, 05/15/2049	275,139
1,180,000	5.63%, 02/26/2044	890,164
		3,037,076
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,145,700
	Ghana - 0.0%
418,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)	147,815
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 5,610,000	1.63%, 04/28/2032(10)	4,480,412
$ 975,000	6.75%, 09/25/2052(1)	1,007,662
		5,488,074
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,795,000	1.10%, 03/12/2033	3,025,023
240,000	2.15%, 07/18/2024(10)	254,684
470,000	2.63%, 06/14/2023(10)	508,695
		3,788,402

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.1% - (continued)
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(10)	$ 1,619,379
	Mexico - 0.3%
6,185,000	Mexico Government International Bonds 1.45%, 10/25/2033	4,835,653
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
1,825,000	2.75%, 01/18/2025(10)	1,858,365
2,165,000	3.68%, 06/03/2026(1)	2,153,486
		4,011,851
	Panama - 0.1%
	Panama Government International Bonds
$ 2,455,000	3.87%, 07/23/2060	1,606,307
215,000	6.85%, 03/28/2054	220,543
		1,826,850
	Philippines - 0.2%
	Philippine Government International Bonds
EUR 3,315,000	1.20%, 04/28/2033	2,660,387
710,000	1.75%, 04/28/2041	485,405
		3,145,792
	Romania - 0.4%
	Romanian Government International Bonds
2,970,000	2.63%, 12/02/2040(1)	1,861,679
3,725,000	2.75%, 04/14/2041(10)	2,366,654
1,315,000	3.38%, 02/08/2038(10)	989,440
3,241,000	4.63%, 04/03/2049(10)	2,604,669
		7,822,442
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
1,140,000	2.00%, 07/09/2039(10)	889,168
$ 990,000	5.00%, 01/18/2053(1)	920,051
		1,809,219
	United Arab Emirates - 0.1%
2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,986,566
	Total Foreign Government Obligations (cost $77,906,083)	$ 55,831,297
MUNICIPAL BONDS - 1.5%
	Development - 0.3%
5,280,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 5,173,390
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	629,845
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,822,627
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	3,840,133
		10,292,605
	General Obligation - 0.1%
1,045,364	State of Illinois, IL, GO 4.95%, 06/01/2023	1,043,844
	School District - 0.2%
	Chicago Board of Education, IL, GO
365,000	6.04%, 12/01/2029	358,143
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.5% - (continued)
	School District - 0.2% - (continued)
$ 1,115,000	6.14%, 12/01/2039	$ 1,021,220
2,315,000	6.32%, 11/01/2029	2,317,836
		3,697,199
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	3,037,126
	Utilities - 0.1%
2,395,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,460,270
	Utility - Electric - 0.0%
740,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	811,039
	Total Municipal Bonds (cost $28,660,165)	$ 26,515,473
SENIOR FLOATING RATE INTERESTS - 0.0%(11)
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
EUR 32,436	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%(2)	$ 4,995
$ 180,194	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%(2)	26,332
104,960	14.86%, 09/07/2023, 1 mo. USD SOFR + 10.000%(2)	106,188
		137,515
	Healthcare - Products - 0.0%
163	Avantor Funding, Inc. 7.09%, 11/08/2027, 1 mo. USD LIBOR + 2.250%(2)	162
	Oil & Gas Services - 0.0%
734,997	PES Holdings LLC 0.00%, 06/30/2023, 1 yr. USD LIBOR + 6.990%(2)(12)(13)	18,375
	Total Senior Floating Rate Interests (cost $1,054,857)	$ 156,052
U.S. GOVERNMENT AGENCIES - 47.4%
	Mortgage-Backed Agencies - 47.4%
	Federal Home Loan Mortgage Corp. - 5.5%
49,968	0.00%, 11/15/2036(14)(15)	$ 40,252
19,451,572	0.60%, 03/25/2027(4)(5)	391,611
4,841,051	0.64%, 10/25/2026(4)(5)	85,095
17,244,661	0.72%, 12/25/2030(4)(5)	757,194
10,235,836	0.75%, 06/25/2027(4)(5)	266,228
4,245,826	0.88%, 11/25/2030(4)(5)	218,652
2,379,312	1.00%, 02/25/2051	2,032,328
7,754,505	1.02%, 10/25/2030(4)(5)	454,773
12,839,253	1.12%, 06/25/2030(4)(5)	823,254
10,165,784	1.50%, 05/15/2037(5)	613,333
877,237	1.50%, 11/01/2051	688,801
6,248,869	1.57%, 05/25/2030(4)(5)	546,549
689,908	1.75%, 10/15/2042	602,717
330,294	2.00%, 12/01/2040	285,258
2,034,300	2.00%, 05/01/2041	1,756,746
2,272,923	2.00%, 12/01/2041	1,951,502
1,785,249	2.00%, 10/01/2050	1,479,431
1,761,628	2.00%, 02/01/2051	1,463,054
8,960,740	2.00%, 03/01/2051	7,426,132
3,021,407	2.00%, 04/01/2051	2,501,095
1,714,538	2.00%, 05/01/2051	1,433,516
731,440	2.00%, 08/01/2051	605,364
743,280	2.00%, 11/01/2051	615,558
3,279,950	2.00%, 04/01/2052	2,719,789
256,979	2.50%, 05/15/2028(5)	11,169

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Federal Home Loan Mortgage Corp. - 5.5% - (continued)
$ 1,040,992	2.50%, 05/01/2050	$ 909,896
1,221,397	2.50%, 06/01/2050	1,055,660
4,968,223	2.50%, 07/01/2050	4,309,563
2,088,244	2.50%, 11/01/2050	1,811,969
640,238	2.50%, 02/01/2051	560,621
2,150,428	2.50%, 03/01/2051	1,858,016
2,553,633	2.50%, 03/25/2051(5)	367,762
801,321	2.50%, 05/01/2051	694,307
988,626	2.50%, 07/01/2051	853,763
683,262	2.50%, 08/01/2051	591,305
1,239,741	2.50%, 10/01/2051	1,070,277
3,166,387	2.50%, 03/15/2052(5)	460,675
2,091,872	2.50%, 03/25/2052	1,858,860
903,923	2.50%, 04/01/2052	780,360
569,824	3.00%, 03/15/2028(5)	28,422
798,733	3.00%, 08/01/2029	767,259
254,842	3.00%, 05/15/2032(5)	7,167
2,337,517	3.00%, 10/01/2032	2,232,984
357,653	3.00%, 03/15/2033(5)	31,529
1,503,098	3.00%, 04/01/2033	1,433,233
2,131,769	3.00%, 11/01/2036	1,997,676
1,202,362	3.00%, 01/01/2037	1,126,736
2,025,000	3.00%, 03/25/2040	1,796,522
611,487	3.00%, 05/15/2046	573,019
3,871,117	3.00%, 11/01/2046	3,546,042
1,019,435	3.00%, 12/01/2046	933,790
848,891	3.00%, 07/01/2050	766,436
3,028,421	3.00%, 09/25/2051	512,187
2,282,212	3.00%, 10/01/2051	2,057,016
868,075	3.00%, 01/01/2052	786,570
1,076,016	3.00%, 05/01/2052	969,225
382,818	3.25%, 11/15/2041	360,461
111,966	3.50%, 09/15/2026(5)	4,274
127,513	3.50%, 03/15/2027(5)	4,243
1,056,479	3.50%, 05/15/2034(5)	84,347
1,540,075	3.50%, 08/01/2034	1,498,949
623,370	3.50%, 03/15/2041(5)	24,792
421,168	3.50%, 10/15/2045(3)	389,607
392,450	3.50%, 06/01/2046	370,264
1,202,136	3.50%, 12/15/2046(3)	1,132,941
1,329,815	3.50%, 10/01/2047	1,252,765
506,620	3.50%, 12/01/2047	477,061
7,127,246	3.50%, 03/01/2048	6,717,437
204,154	3.50%, 08/01/2048	192,670
686,327	4.00%, 08/01/2025	683,619
251,542	4.00%, 12/15/2026(5)	6,747
412,440	4.00%, 07/15/2027(5)	11,388
240,440	4.00%, 03/15/2028(5)	8,407
133,948	4.00%, 06/15/2028(5)	5,268
381,321	4.00%, 07/15/2030(5)	31,041
1,426,977	4.00%, 05/25/2040(5)	217,519
1,396,844	4.00%, 09/15/2041(3)	1,355,838
1,235,834	4.00%, 05/01/2042	1,209,256
482,860	4.00%, 08/01/2042	472,471
627,409	4.00%, 09/01/2042	613,910
32,932	4.00%, 07/01/2044	32,344
120,623	4.00%, 06/01/2045	117,578
442,979	4.00%, 02/01/2046	431,801
120,772	4.00%, 09/01/2048	117,375
2,832,274	4.00%, 04/01/2049	2,745,495
1,441,509	4.00%, 07/01/2049	1,400,378
222,968	4.50%, 09/01/2044	222,871
1,135,082	4.75%, 07/15/2039	1,129,050
461,526	5.00%, 09/15/2033(5)	70,901
8,064	5.00%, 03/01/2039	8,159
130,701	5.00%, 08/01/2039	133,555
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Federal Home Loan Mortgage Corp. - 5.5% - (continued)
$ 6,152	5.00%, 09/01/2039	$ 6,221
7,365	5.00%, 12/01/2039	7,491
6,368	5.00%, 04/01/2041	6,507
15,665	5.00%, 04/01/2044	16,006
10,284	5.00%, 05/01/2044	10,490
562,023	5.00%, 02/15/2048(5)	115,757
628,425	5.00%, 08/01/2052	627,227
13,199	5.50%, 03/01/2028	13,333
27,613	5.50%, 04/01/2033	28,443
395,675	5.50%, 05/01/2034	408,441
7,271	5.50%, 05/01/2037	7,551
19,349	5.50%, 11/01/2037	20,093
35,434	5.50%, 02/01/2038	36,797
14,753	5.50%, 04/01/2038	15,321
19,392	5.50%, 06/01/2038	20,138
2,007,996	5.50%, 08/01/2038	2,084,682
207,045	5.50%, 09/01/2038	215,015
3,949	5.50%, 12/01/2039	4,101
52,188	5.50%, 02/01/2040	54,197
175,858	5.50%, 05/01/2040	182,627
170,068	5.50%, 08/01/2040	176,614
902,235	5.50%, 06/01/2041	936,960
732,324	5.50%, 10/15/2046(5)	141,863
2,470,537	5.50%, 02/01/2053	2,509,537
896	6.00%, 07/01/2029	914
96,256	6.00%, 10/01/2032	100,082
23,064	6.00%, 11/01/2032	23,559
119,740	6.00%, 12/01/2032	124,497
9,176	6.00%, 11/01/2033	9,541
18,979	6.00%, 01/01/2034	19,735
9,350	6.00%, 02/01/2034	9,722
94,005	6.00%, 08/01/2034	97,747
99,847	6.00%, 09/01/2034	103,799
149,997	6.00%, 01/01/2035	153,220
590,105	6.00%, 11/01/2037	616,514
121	6.50%, 08/01/2032	125
309,996	6.50%, 07/15/2036	320,080
63,916	6.50%, 12/01/2037	67,987
34	7.50%, 09/01/2029	34
		99,345,998
	Federal National Mortgage Association - 13.1%
58,619	0.00%, 03/25/2036(14)(15)	50,074
505,837	0.00%, 06/25/2036(14)(15)	436,530
409,636	0.00%, 06/25/2041(14)(15)	312,352
945,732	0.10%, 08/25/2044(4)(5)	48,311
1,303,880	0.14%, 04/25/2055(4)(5)	50,652
1,242,353	0.25%, 05/25/2046(4)(5)	53,884
8,025,960	0.31%, 01/25/2030(4)(5)	89,794
899,127	0.33%, 06/25/2055(4)(5)	41,637
10,283,238	1.39%, 05/25/2029(4)(5)	554,451
5,947,078	1.50%, 09/01/2051	4,669,862
344,300	1.50%, 10/01/2051	270,341
648,504	1.50%, 04/01/2052	509,499
1,159,593	1.75%, 12/25/2042	1,026,320
2,617,127	2.00%, 06/01/2036	2,364,702
691,744	2.00%, 09/25/2039	627,295
1,372,796	2.00%, 09/01/2040	1,185,628
3,086,733	2.00%, 12/01/2040	2,665,855
1,238,830	2.00%, 04/01/2041	1,069,851
428,127	2.00%, 05/01/2041	369,720
1,627,403	2.00%, 10/01/2041	1,397,277
8,030,024	2.00%, 12/01/2050	6,653,729
10,044,670	2.00%, 02/01/2051	8,330,207
14,769,773	2.00%, 03/01/2051	12,229,256
15,130,957	2.00%, 04/01/2051	12,530,290
1,662,550	2.00%, 05/01/2051	1,373,697

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 565,429	2.00%, 07/01/2051	$ 467,775
731,368	2.00%, 10/01/2051	606,681
25,459	2.00%, 04/01/2052	21,048
800,230	2.25%, 04/01/2033	674,873
250,125	2.50%, 06/25/2028(5)	10,718
2,229,292	2.50%, 09/01/2040	1,988,616
99,054	2.50%, 01/01/2043	86,636
2,301,025	2.50%, 02/01/2043	2,018,216
780,114	2.50%, 03/01/2043	684,232
1,654,638	2.50%, 05/01/2043	1,434,873
1,356,581	2.50%, 06/01/2043	1,189,925
697,643	2.50%, 04/01/2045	611,886
1,196,703	2.50%, 06/01/2050	1,036,917
205,203	2.50%, 07/01/2050	177,343
1,844,311	2.50%, 09/01/2050	1,598,393
3,251,058	2.50%, 10/01/2050	2,840,191
1,362,590	2.50%, 01/01/2051	1,186,554
3,167,409	2.50%, 02/25/2051(5)	517,563
21,370,855	2.50%, 05/01/2051	18,488,556
2,652,160	2.50%, 06/01/2051	2,289,170
1,532,370	2.50%, 07/01/2051	1,322,988
4,093,704	2.50%, 08/01/2051	3,557,978
1,055,174	2.50%, 09/01/2051	913,684
1,003,472	2.50%, 10/01/2051	866,499
15,305,713	2.50%, 11/01/2051	13,343,710
1,834,509	2.50%, 12/01/2051	1,595,618
1,807,932	2.50%, 01/01/2052	1,571,649
8,604,885	2.50%, 02/01/2052	7,441,672
2,622,053	2.50%, 03/01/2052	2,262,489
1,789,191	2.50%, 04/01/2052	1,547,854
1,824,773	2.50%, 05/01/2052	1,583,471
2,302,237	2.50%, 01/01/2057	1,984,628
313,879	3.00%, 02/25/2027(5)	7,071
203,392	3.00%, 09/25/2027(5)	8,880
1,263,079	3.00%, 01/25/2028(5)	52,426
2,356,863	3.00%, 04/25/2033(5)	160,509
615,353	3.00%, 08/01/2033	587,840
1,423,651	3.00%, 03/01/2037	1,332,692
1,657,778	3.00%, 03/25/2043(3)	1,512,163
1,984,697	3.00%, 04/25/2043(3)	1,825,988
1,240,895	3.00%, 09/01/2048	1,134,609
1,348,725	3.00%, 08/25/2049	1,240,895
848,072	3.00%, 02/01/2050	770,090
724,247	3.00%, 08/01/2050	658,784
529,662	3.00%, 04/01/2051	476,123
1,614,248	3.00%, 05/01/2051	1,468,354
4,278,473	3.00%, 08/01/2051	3,850,894
3,114,339	3.00%, 09/01/2051	2,809,526
4,281,244	3.00%, 10/01/2051	3,855,849
5,010,183	3.00%, 11/01/2051	4,505,237
2,352,643	3.00%, 12/01/2051	2,114,488
1,053,833	3.00%, 01/01/2052	945,454
1,304,702	3.00%, 04/01/2052	1,179,055
1,553,824	3.00%, 05/01/2052	1,399,477
218,303	3.50%, 05/25/2027(5)	9,999
355,472	3.50%, 10/25/2027(5)	18,478
514,244	3.50%, 05/25/2030(5)	36,517
135,306	3.50%, 08/25/2030(5)	7,978
187,525	3.50%, 02/25/2031(5)	6,983
358,307	3.50%, 09/25/2035(5)	36,031
2,300,885	3.50%, 11/25/2039(5)	218,697
1,678,000	3.50%, 01/25/2042	1,567,000
2,122,746	3.50%, 11/25/2042(3)	1,995,411
740,490	3.50%, 10/01/2044	702,019
698,979	3.50%, 02/01/2045	660,281
634,958	3.50%, 01/01/2046	598,502
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 499,291	3.50%, 03/01/2046	$ 471,650
1,055,700	3.50%, 09/01/2046	996,406
513,942	3.50%, 10/01/2046	484,371
392,419	3.50%, 10/25/2046(5)	68,757
626,531	3.50%, 11/01/2046	590,666
805,382	3.50%, 05/01/2047	759,045
1,845,475	3.50%, 09/01/2047	1,738,274
338,106	3.50%, 12/01/2047	319,112
1,121,949	3.50%, 01/01/2048	1,055,002
264,851	3.50%, 02/01/2048	249,691
1,249,648	3.50%, 07/01/2048	1,177,745
2,709,876	3.50%, 04/01/2052	2,515,957
4,434,158	3.50%, 09/01/2057	4,155,198
2,560,964	3.50%, 05/01/2058	2,397,521
2,517,613	3.50%, 12/25/2058	2,359,133
1,620,000	3.52%, 11/01/2032	1,528,977
253,161	4.00%, 06/01/2025	251,603
116,660	4.00%, 10/01/2025	116,064
1,422,214	4.00%, 10/01/2040	1,390,150
586,521	4.00%, 11/01/2040	573,292
433,344	4.00%, 12/01/2040	423,570
215,775	4.00%, 02/01/2041	208,111
587,729	4.00%, 03/01/2041	574,474
1,477,992	4.00%, 06/01/2041	1,430,103
231,770	4.00%, 03/25/2042(5)	29,007
264,038	4.00%, 08/01/2042	258,079
594,003	4.00%, 09/01/2042	580,600
147,222	4.00%, 11/25/2042(5)	17,198
83,377	4.00%, 03/01/2045	81,186
494,085	4.00%, 07/01/2045	484,659
136,713	4.00%, 05/01/2046	133,021
544,338	4.00%, 06/01/2046	529,569
567,039	4.00%, 04/01/2047	554,134
1,370,626	4.00%, 10/01/2047	1,332,902
3,343,912	4.00%, 06/01/2048	3,251,327
678,642	4.00%, 09/01/2048	658,279
3,689,962	4.00%, 04/01/2049	3,606,038
2,591,812	4.00%, 04/01/2050	2,509,706
1,642,025	4.00%, 06/01/2052	1,574,744
58,113	4.50%, 04/01/2025	58,178
84,539	4.50%, 07/25/2027(5)	1,988
402,087	4.50%, 09/01/2035	402,090
1,329,089	4.50%, 08/01/2040	1,335,269
1,222,451	4.50%, 10/01/2040	1,228,128
580,534	4.50%, 10/01/2041	583,230
1,424,063	4.50%, 08/25/2043(5)	258,550
500,913	4.50%, 09/01/2043	503,239
639,441	4.50%, 04/01/2049	636,092
2,747,607	4.50%, 01/01/2051	2,736,628
31,053	5.00%, 06/01/2025	31,251
200,920	5.00%, 04/25/2038	198,135
2,129,365	5.00%, 07/01/2052	2,125,304
92,494	5.50%, 06/01/2033	95,373
68,309	5.50%, 08/01/2033	70,377
487,240	5.50%, 09/01/2033	502,412
440,125	5.50%, 12/01/2033	454,567
303,520	5.50%, 01/01/2034	312,974
1,728,643	5.50%, 11/01/2035	1,782,537
460,388	5.50%, 04/01/2036	476,007
361,816	5.50%, 09/01/2036	373,020
258,252	5.50%, 04/25/2037	267,692
1,446,725	5.50%, 11/25/2040(5)	204,678
972,678	5.50%, 06/25/2042(5)	205,289
1,307,274	5.50%, 08/25/2044(5)	240,502
861,983	5.50%, 11/01/2052	871,789
4,781,476	5.50%, 12/01/2052	4,837,753

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Federal National Mortgage Association - 13.1% - (continued)
$ 44,235	5.54%, 05/25/2042(4)(5)	$ 3,536
196,725	6.00%, 12/01/2032	201,608
158,778	6.00%, 01/01/2033	162,628
22,478	6.00%, 02/01/2033	22,936
164,967	6.00%, 03/01/2033	170,748
390,535	6.00%, 02/01/2037	407,569
916,605	6.00%, 01/25/2042(5)	92,707
147	6.50%, 05/01/2031	152
570	6.50%, 09/01/2031	592
601	6.50%, 07/01/2032	620
584	7.00%, 07/01/2029	605
68	7.00%, 12/01/2030	68
222	7.00%, 02/01/2032	223
73	7.00%, 03/01/2032	76
1,288	7.00%, 09/01/2032	1,300
644	7.50%, 06/01/2027	661
6,938	7.50%, 03/01/2030	7,135
6,013	7.50%, 04/01/2030	6,059
633	7.50%, 06/01/2030	656
1,092	7.50%, 07/01/2030	1,130
324	7.50%, 08/01/2030	335
4,426	7.50%, 05/01/2031	4,559
4,112	7.50%, 06/01/2031	4,106
513	7.50%, 08/01/2031	526
15,873	7.50%, 09/01/2031	15,824
53	7.50%, 05/01/2032	54
		235,922,706
	Government National Mortgage Association - 10.4%
2,686,554	2.00%, 10/20/2050	2,294,198
7,770,000	2.00%, 04/20/2053	6,588,572
497,162	2.50%, 12/16/2039	460,554
916,307	2.50%, 07/20/2041	828,613
2,402,226	2.50%, 09/20/2051	2,114,014
7,989,463	2.50%, 10/20/2051	7,032,493
7,450,000	2.50%, 04/20/2053(16)	6,555,564
233,822	3.00%, 09/20/2028(5)	10,312
2,837,494	3.00%, 05/20/2035(5)	178,245
297,401	3.00%, 02/16/2043(5)	37,583
1,448,278	3.00%, 03/15/2045	1,333,764
70,161	3.00%, 04/15/2045	64,615
1,253,609	3.00%, 07/15/2045	1,154,759
28,528	3.00%, 08/15/2045	26,273
8,206,306	3.00%, 04/20/2051	7,497,616
2,440,273	3.00%, 08/20/2051	2,228,008
3,130,029	3.00%, 09/20/2051	2,857,765
7,939,902	3.00%, 12/20/2051	7,236,841
1,660,969	3.00%, 02/20/2052	1,529,341
984,111	3.00%, 04/20/2052	896,040
3,939,777	3.00%, 07/20/2052	3,584,081
32,455,000	3.00%, 04/20/2053(16)	29,523,582
89,762	3.50%, 02/16/2027(5)	3,529
249,479	3.50%, 03/20/2027(5)	10,592
176,781	3.50%, 07/20/2040(5)	6,468
231,367	3.50%, 02/20/2041(5)	6,833
623,414	3.50%, 04/20/2042(5)	31,506
1,616,143	3.50%, 10/20/2042(5)	239,442
187,631	3.50%, 11/15/2042	182,065
4,770	3.50%, 12/15/2042	4,628
113,554	3.50%, 02/15/2043	110,171
6,257	3.50%, 03/15/2043	6,070
894,714	3.50%, 04/15/2043	868,055
2,187,637	3.50%, 05/15/2043	2,120,084
142,675	3.50%, 05/20/2043(5)	21,334
623,621	3.50%, 07/20/2043(5)	81,746
1,514,646	3.50%, 06/20/2046	1,439,582
384,010	3.50%, 07/20/2046	364,561
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Government National Mortgage Association - 10.4% - (continued)
$ 398,972	3.50%, 10/20/2046	$ 378,766
1,598,884	3.50%, 02/20/2047	1,517,896
469,499	3.50%, 08/20/2047	445,477
328,855	3.50%, 11/20/2047	311,667
404,611	3.50%, 03/20/2048	383,657
1,246,865	3.50%, 07/20/2049	1,177,989
1,946,710	3.50%, 08/20/2052	1,821,470
21,935,214	3.50%, 09/20/2052	20,524,002
602,464	3.50%, 11/20/2052	563,704
15,900,000	3.50%, 04/20/2053(16)	14,878,922
968,458	3.88%, 08/15/2042	939,735
54,288	4.00%, 12/16/2026(5)	1,734
837,687	4.00%, 05/20/2029(5)	28,470
1,719,358	4.00%, 07/20/2040	1,695,528
1,928,440	4.00%, 09/20/2040	1,901,712
3,035,163	4.00%, 10/20/2040	2,991,251
798,701	4.00%, 12/20/2040	787,631
189,932	4.00%, 05/16/2042(5)	20,964
2,427,484	4.00%, 09/16/2042(5)	491,962
300,961	4.00%, 03/20/2043(5)	54,391
138,845	4.00%, 01/20/2044(5)	24,782
973,363	4.00%, 01/16/2046(5)	157,111
898,489	4.00%, 03/20/2047(5)	134,472
450,042	4.00%, 11/20/2047	435,075
1,195,304	4.00%, 03/20/2048	1,156,513
3,087,499	4.00%, 07/20/2048	3,005,593
12,855,000	4.00%, 04/20/2053(16)	12,359,882
95,805	4.50%, 11/15/2039	95,613
514,965	4.50%, 05/15/2040	519,777
1,926,317	4.50%, 05/20/2040	1,949,294
93,921	4.50%, 07/15/2041	93,725
482,194	4.50%, 04/20/2045(5)	90,020
1,767,588	4.50%, 08/20/2045(5)	338,785
170,848	4.50%, 01/20/2046	172,571
1,264,926	4.50%, 01/20/2047(5)	148,735
1,287,102	4.50%, 05/20/2048(5)	206,971
366,420	4.50%, 05/20/2052	360,813
11,295,000	4.50%, 04/20/2053(16)	11,116,751
1,141,184	5.00%, 02/16/2040(5)	237,599
605,501	5.00%, 06/15/2041	627,322
703,327	5.00%, 10/16/2041(5)	112,586
849,265	5.00%, 03/15/2044	880,015
242,477	5.00%, 01/16/2047(5)	49,464
4,309,899	5.00%, 07/15/2052	4,367,223
3,180,000	5.00%, 04/20/2053(16)	3,181,988
231,849	5.50%, 03/15/2033	237,021
351,733	5.50%, 04/15/2033	359,938
358,734	5.50%, 05/15/2033	367,593
481,723	5.50%, 10/20/2034	503,416
823,882	5.50%, 03/20/2039(5)	119,700
838,899	5.50%, 02/16/2047(5)	136,265
526,660	5.50%, 02/20/2047(5)	87,380
204	6.00%, 12/15/2023	208
469	6.00%, 01/15/2029	477
446	6.00%, 04/15/2029	454
16,747	6.00%, 12/15/2031	17,064
436	6.00%, 10/15/2032	456
9,911	6.00%, 06/15/2033	10,268
331	6.00%, 03/15/2034	337
18,826	6.00%, 08/15/2034	19,697
27,967	6.00%, 09/15/2034	28,705
20,538	6.00%, 02/15/2035	21,593
33,843	6.00%, 03/15/2036	35,253
39,439	6.00%, 05/15/2036	40,846
92,381	6.00%, 06/15/2036	96,096

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.4% - (continued)
	Mortgage-Backed Agencies - 47.4% - (continued)
	Government National Mortgage Association - 10.4% - (continued)
$ 9,488	6.00%, 06/15/2037	$ 9,664
22,514	6.00%, 08/15/2037	23,208
32,003	6.00%, 08/15/2039	33,030
841,664	6.00%, 09/20/2040(5)	148,477
59,035	6.00%, 06/15/2041	61,870
805,652	6.00%, 02/20/2046(5)	136,610
13,798	6.50%, 06/15/2028	14,204
312	6.50%, 07/15/2028	321
705	6.50%, 08/15/2028	726
1,611	6.50%, 09/15/2028	1,658
14	6.50%, 10/15/2028	14
842	6.50%, 11/15/2028	867
3,238	6.50%, 12/15/2028	3,333
7,296	6.50%, 02/15/2029	7,508
63,169	6.50%, 03/15/2029	65,075
17,123	6.50%, 04/15/2029	17,623
5,539	6.50%, 05/15/2029	5,702
84,467	6.50%, 06/15/2029	86,937
2,592	6.50%, 07/15/2029	2,668
100	6.50%, 03/15/2031	103
80,160	6.50%, 04/15/2031	82,505
23,792	6.50%, 05/15/2031	24,547
4,872	6.50%, 06/15/2031	5,085
116,430	6.50%, 07/15/2031	119,868
16,663	6.50%, 08/15/2031	17,151
35,104	6.50%, 09/15/2031	36,134
80,673	6.50%, 10/15/2031	83,040
161,346	6.50%, 11/15/2031	166,112
32,761	6.50%, 12/15/2031	34,182
105,544	6.50%, 01/15/2032	108,773
20,571	6.50%, 02/15/2032	21,253
27,119	6.50%, 03/15/2032	27,915
99,416	6.50%, 04/15/2032	102,347
227	6.50%, 05/15/2032	234
13,519	6.50%, 06/15/2032	13,914
363	7.00%, 02/15/2031	368
87	7.00%, 06/15/2031	88
65	7.00%, 08/15/2031	66
153	8.50%, 11/15/2024	153
		185,815,207
	Uniform Mortgage-Backed Security - 18.4%
2,100,000	2.00%, 04/17/2038(16)	1,892,264
57,180,000	2.00%, 04/13/2053(16)	47,217,104
2,225,000	2.50%, 04/17/2038(16)	2,057,202
98,000	2.50%, 04/13/2053(16)	84,458
3,920,000	3.00%, 04/17/2038(16)	3,712,252
6,410,000	3.50%, 04/17/2038(16)	6,194,163
600,000	3.50%, 04/13/2053(16)	556,500
22,674,000	4.50%, 04/17/2038(16)	22,597,830
117,692,000	4.50%, 04/13/2053(16)	115,191,045
36,065,000	5.00%, 04/13/2053(16)	35,946,662
95,014,000	5.50%, 04/13/2053(16)	95,893,622
		331,343,102
	Total U.S. Government Agencies (cost $878,774,090)	$ 852,427,013
U.S. GOVERNMENT SECURITIES - 19.1%
	U.S. Treasury Securities - 19.1%
	U.S. Treasury Bonds - 12.7%
24,645,000	1.25%, 05/15/2050	$ 14,258,480
5,115,000	1.88%, 11/15/2051	3,466,811
7,090,000	2.25%, 08/15/2046	5,333,840
15,065,000	2.25%, 02/15/2052	11,182,232
7,860,000	2.38%, 11/15/2049	6,046,367
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.1% - (continued)
	U.S. Treasury Securities - 19.1% - (continued)
	U.S. Treasury Bonds - 12.7% - (continued)
$ 90,455,000	2.88%, 08/15/2045(17)	$ 76,883,217
6,175,000	3.00%, 02/15/2047	5,356,571
20,715,000	3.13%, 08/15/2044(18)	18,441,205
14,975,000	3.38%, 08/15/2042	14,041,402
26,860,000	3.38%, 05/15/2044(19)	24,928,388
16,315,000	3.38%, 11/15/2048	15,206,727
1,635,000	3.75%, 11/15/2043	1,611,689
19,685,000	3.88%, 02/15/2043	19,826,486
11,435,000	4.00%, 11/15/2052	12,085,366
		228,668,781
	U.S. Treasury Inflation-Indexed Bonds - 0.4%
6,166,154	0.13%, 02/15/2052	4,276,565
3,914,706	0.25%, 02/15/2050	2,836,786
		7,113,351
	U.S. Treasury Inflation-Indexed Notes - 3.6%
29,834,179	0.25%, 07/15/2029	28,258,270
6,862,021	0.75%, 07/15/2028	6,726,456
29,736,126	1.13%, 01/15/2033	29,642,039
		64,626,765
	U.S. Treasury Notes - 2.4%
29,260,000	2.75%, 08/15/2032(17)	27,508,972
15,865,000	2.88%, 06/15/2025	15,482,628
		42,991,600
	Total U.S. Government Securities (cost $404,572,842)	$ 343,400,497
COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources Marcellus Holdings LLC Class A*(7)	$ 133,355
6,767	Foresight Energy LLC*	74,440
30,559	PES Energy Liquidating Trust*(7)	—
	Total Common Stocks (cost $521,693)	$ 207,795
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 5.85%(20)	$ 1,681,500
	Total Preferred Stocks (cost $1,591,820)	$ 1,681,500
	Total Long-Term Investments (cost $2,372,637,609)	$ 2,183,977,318
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.7%
11,703,267	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $11,707,958; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/2029, with a market value of $11,937,366	$ 11,703,267
	Securities Lending Collateral - 0.1%
333,093	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(21)	333,093
1,110,310	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(21)	1,110,310

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
333,093	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(21)		$ 333,093
333,093	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(21)		333,093
			2,109,589
	Total Short-Term Investments (cost $13,812,856)		$ 13,812,856
	Total Investments (cost $2,386,450,465)	122.2%	$ 2,197,790,174
	Other Assets and Liabilities	(22.2)%	(399,131,897)
	Total Net Assets	100.0%	$ 1,798,658,277
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $531,431,949, representing 29.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Investment valued using significant unobservable inputs.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Represents entire or partial securities on loan.
(10)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $22,273,970, representing 1.2% of net assets.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2023.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2023, the market value of securities pledged was $1,073,670.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2023, the market value of securities pledged was $13,620,586.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $7,628,867.
(20)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(21)	Current yield as of period end.

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

OTC Swaptions Outstanding at March 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S40*	GSC	85.00%	Pay	04/19/2023	USD	(134,405,000)	$ (616,758)	$ (389,775)	$ (226,983)
Put
CDX.NA.IG.S40*	GSC	85.00%	Pay	04/19/2023	USD	(134,405,000)	$ (85,566)	$ (407,247)	$ 321,681
Total Written Option Contracts OTC swaption contracts							$ (702,324)	$ (797,022)	$ 94,698

*	Swaptions with forward premiums.

Futures Contracts Outstanding at March 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,028	06/30/2023	$ 212,233,813	$ 804,552
U.S. Treasury 5-Year Note Future	1,980	06/30/2023	216,825,470	611,008
U.S. Treasury 10-Year Note Future	226	06/21/2023	25,972,344	(112,198)
U.S. Treasury 10-Year Ultra Future	494	06/21/2023	59,843,469	1,214,211
U.S. Treasury Ultra Bond Future	156	06/21/2023	22,015,500	883,710
Total				$ 3,401,283
Short position contracts:
Canadian Government Bond	661	06/21/2023	$ 61,703,115	$ (2,322,207)
Euro BUXL 30-Year Bond Future	112	06/08/2023	17,109,418	(1,157,375)
Euro-BUND Future	213	06/08/2023	31,378,833	(1,199,636)
U.S. Treasury Long Bond Future	500	06/21/2023	65,578,125	(2,745,447)
Total				$ (7,424,665)
Total futures contracts				$ (4,023,382)

TBA Sale Commitments Outstanding at March 31, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 5.00%	$ 4,650,000	04/20/2053	$ (4,652,906)	$ (13,078)
Uniform Mortgage-Backed Security, 1.50%	200,000	04/13/2053	(156,871)	1,800
Uniform Mortgage-Backed Security, 2.50%	6,800,000	04/13/2053	(5,860,352)	58,492
Uniform Mortgage-Backed Security, 3.00%	33,855,000	04/13/2053	(30,336,914)	(607,216)
Uniform Mortgage-Backed Security, 3.50%	53,716,000	04/13/2053	(49,821,590)	(891,286)
Uniform Mortgage-Backed Security, 4.00%	15,491,000	04/13/2053	(14,796,326)	(239,879)
Uniform Mortgage-Backed Security, 4.00%	600,000	04/17/2038	(590,380)	(1,489)
Total TBA sale commitments (proceeds receivable $104,522,683)			$ (106,215,339)	$ (1,692,656)
At March 31, 2023, the aggregate market value of TBA Sale Commitments represents (5.9)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	28,270,000	(1.00%)	12/20/2027	Quarterly	$ 1,746,948	$ 1,398,148	$ (348,800)
Sell protection:
CDX.NA.HY.S40	USD	12,415,000	5.00%	06/20/2028	Quarterly	$ —	$ 192,279	$ 192,279
48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2023 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	6,073,000	(1.00%)	06/20/2027	Quarterly	$ 283,089	$ 183,463	$ (99,626)
Total						$ 283,089	$ 183,463	$ (99,626)
Total centrally cleared credit default swap contracts						$ 2,030,037	$ 1,773,890	$ (256,147)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	17,315,000	03/15/2053	Annual	$ 55,818	$ —	$ (8,243)	$ (64,061)
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	43,506	—	63,948	20,442
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(68,409)	(380,802)	(312,393)
Total centrally cleared interest rate swaps contracts						$ 99,324	$ (68,409)	$ (325,097)	$ (356,012)

Foreign Currency Contracts Outstanding at March 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,054,000	EUR	3,266,882	USD	SSG	06/21/2023	$ 60,647
1,083,000	EUR	1,172,627	USD	BNP	06/21/2023	7,371
7,767,398	USD	40,740,000	BRL	CBK	06/21/2023	(148,985)
214,350	USD	198,736	EUR	UBS	04/28/2023	(1,517)
38,477,889	USD	35,824,000	EUR	DEUT	06/21/2023	(554,657)
Total foreign currency contracts						$ (637,141)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 432,220,250	$ —	$ 430,541,138	$ 1,679,112
Corporate Bonds	471,537,441	—	471,537,441	—
Foreign Government Obligations	55,831,297	—	55,831,297	—
Municipal Bonds	26,515,473	—	26,515,473	—
Senior Floating Rate Interests	156,052	—	156,052	—
U.S. Government Agencies	852,427,013	—	852,427,013	—
U.S. Government Securities	343,400,497	—	343,400,497	—
Common Stocks
Energy	207,795	—	74,440	133,355
Preferred Stocks	1,681,500	1,681,500	—	—
Short-Term Investments	13,812,856	2,109,589	11,703,267	—
Foreign Currency Contracts(2)	68,018	—	68,018	—
Futures Contracts(2)	3,513,481	3,513,481	—	—
Swaps - Credit Default(2)	192,279	—	192,279	—
Swaps - Interest Rate(2)	20,442	—	20,442	—
Total	$ 2,201,584,394	$ 7,304,570	$ 2,192,467,357	$ 1,812,467
Liabilities
Foreign Currency Contracts(2)	$ (705,159)	$ —	$ (705,159)	$ —
Futures Contracts(2)	(7,536,863)	(7,536,863)	—	—
Swaps - Credit Default(2)	(448,426)	—	(448,426)	—
Swaps - Interest Rate(2)	(376,454)	—	(376,454)	—
TBA Sale Commitments	(106,215,339)	—	(106,215,339)	—
Written Options	(702,324)	—	(702,324)	—
Total	$ (115,984,565)	$ (7,536,863)	$ (108,447,702)	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.
50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6%
	Asset-Backed - Automobile - 19.2%
	Ally Auto Receivables Trust
$ 2,435,000	4.62%, 10/15/2025	$ 2,423,986
1,055,000	5.29%, 06/16/2025	1,054,687
	American Credit Acceptance Receivables Trust
199,505	0.99%, 12/15/2025(1)	199,001
582,271	2.66%, 02/13/2026(1)	579,773
226,424	4.12%, 02/13/2026(1)	225,309
1,801,125	5.45%, 09/14/2026(1)	1,798,319
	AmeriCredit Automobile Receivables Trust
1,310,999	0.37%, 08/18/2025	1,293,344
984,934	4.20%, 12/18/2025	977,266
3,125,000	5.84%, 10/19/2026	3,138,270
	ARI Fleet Lease Trust
1,471,306	0.37%, 03/15/2030(1)	1,453,692
1,471,955	1.80%, 08/15/2028(1)	1,461,453
1,515,000	5.41%, 02/17/2032(1)	1,514,822
570,000	BMW Vehicle Lease Trust 5.27%, 02/25/2025	569,715
471,560	BMW Vehicle Owner Trust 2.52%, 12/26/2024	467,324
	Capital One Prime Auto Receivables Trust
1,642,266	2.71%, 06/16/2025	1,619,825
855,000	5.20%, 05/15/2026	854,278
	CarMax Auto Owner Trust
55,101	2.18%, 08/15/2024	54,992
365,176	2.81%, 05/15/2025	361,877
865,000	4.75%, 10/15/2027	865,395
940,000	5.23%, 01/15/2026	938,911
	Carvana Auto Receivables Trust
53,430	0.32%, 03/10/2028	52,859
283,487	0.35%, 06/12/2028	276,716
190,853	0.38%, 01/10/2025	190,026
845,486	0.49%, 03/10/2026	817,574
454,174	0.70%, 01/10/2028	425,200
353,474	0.82%, 04/10/2025	351,131
561,509	0.83%, 09/11/2028	544,828
1,854,154	3.33%, 07/10/2025	1,842,117
689,675	4.42%, 12/10/2025	685,715
	Chesapeake Funding II LLC
414,996	0.87%, 08/15/2032(1)	410,063
636,688	4.91%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	631,549
241,239	CIG Auto Receivables Trust 0.69%, 04/14/2025(1)	239,459
	CPS Auto Receivables Trust
498,297	0.61%, 10/15/2025(1)	494,476
373,125	0.98%, 04/16/2029(1)	368,572
952,101	2.88%, 06/15/2026(1)	937,799
464,818	2.90%, 12/15/2025(1)	462,095
695,829	4.18%, 04/15/2030(1)	688,945
1,582,947	5.54%, 03/16/2026(1)	1,579,748
	Credit Acceptance Auto Loan Trust
985,000	1.00%, 05/15/2030(1)	952,063
650,232	1.37%, 07/16/2029(1)	647,315
	Drive Auto Receivables Trust
439,544	0.79%, 10/15/2025	437,644
1,534,839	1.02%, 06/15/2027	1,505,420
	DT Auto Owner Trust
390,315	0.33%, 04/15/2025(1)	388,825
476,863	0.56%, 09/15/2025(1)	471,503
117,578	2.29%, 11/17/2025(1)	117,300
966,083	2.88%, 06/15/2026(1)	953,053
3,265,565	5.48%, 04/15/2027(1)	3,259,746
	Enterprise Fleet Financing LLC
1,648,523	0.48%, 05/20/2027(1)	1,584,406
181,082	1.78%, 12/22/2025(1)	180,505
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Asset-Backed - Automobile - 19.2% - (continued)
$ 445,000	4.38%, 07/20/2029(1)	$ 438,028
945,000	5.51%, 01/22/2029(1)	946,520
1,605,000	5.76%, 10/22/2029(1)	1,615,441
276,125	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	268,958
	Exeter Automobile Receivables Trust
290,318	3.99%, 08/15/2024	290,001
1,825,132	5.29%, 01/15/2025	1,824,503
600,000	5.61%, 06/16/2025	599,755
582,525	5.73%, 11/17/2025	581,902
515,614	FHF Trust 0.83%, 12/15/2026(1)	490,945
	First Investors Auto Owner Trust
413,293	0.45%, 03/16/2026(1)	410,343
1,124,627	0.48%, 03/15/2027(1)	1,089,317
1,668,461	2.03%, 01/15/2027(1)	1,621,270
	Flagship Credit Auto Trust
21,531	0.31%, 06/16/2025(1)	21,489
710,713	0.36%, 07/15/2027(1)	691,294
490,021	0.37%, 12/15/2026(1)	484,128
1,299,631	0.81%, 07/17/2026(1)	1,261,999
2,136,149	3.28%, 08/15/2025(1)	2,122,763
651,438	4.06%, 10/15/2025(1)	649,505
	Ford Credit Auto Lease Trust
379,453	2.78%, 10/15/2024	376,809
1,300,000	5.19%, 06/15/2025	1,297,717
	Ford Credit Auto Owner Trust
1,025,321	3.44%, 02/15/2025	1,017,993
838,334	4.52%, 04/15/2025	835,289
1,085,000	5.14%, 03/15/2026	1,085,339
1,635,000	5.37%, 08/15/2025	1,634,357
	Foursight Capital Automobile Receivables Trust
213,501	1.15%, 09/15/2025(1)	210,715
2,695,301	4.49%, 03/16/2026(1)	2,674,141
535,000	5.43%, 10/15/2026(1)	532,522
	GLS Auto Receivables Issuer Trust
62,606	0.42%, 01/15/2025(1)	62,481
748,106	0.84%, 07/15/2025(1)	739,496
1,353,782	3.55%, 01/15/2026(1)	1,339,387
1,097,596	4.59%, 05/15/2026(1)	1,089,509
2,570,000	5.98%, 08/17/2026(1)	2,575,308
	GM Financial Automobile Leasing Trust
263,994	0.26%, 02/20/2024	263,194
700,523	2.93%, 10/21/2024	692,894
785,000	5.16%, 04/20/2026	788,587
590,000	5.27%, 06/20/2025	589,386
	GM Financial Consumer Automobile Receivables Trust
2,035,000	4.60%, 11/17/2025	2,026,655
1,700,000	5.19%, 03/16/2026	1,698,817
	Hyundai Auto Lease Securitization Trust
856,862	0.81%, 04/15/2024(1)	850,979
1,585,000	5.05%, 01/15/2026(1)	1,586,150
495,000	5.20%, 04/15/2025(1)	494,253
1,065,000	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,062,973
2,410,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	2,407,352
810,000	Nissan Auto Receivables Owner Trust 4.50%, 08/15/2025	805,501
	Santander Drive Auto Receivables Trust
667,516	2.76%, 03/17/2025	666,077
508,401	3.98%, 01/15/2025	507,031
1,465,000	5.36%, 05/15/2026	1,461,824
635,000	5.81%, 01/15/2026	635,209

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Asset-Backed - Automobile - 19.2% - (continued)
$ 519,015	Santander Retail Auto Lease Trust 0.97%, 03/20/2025(1)	$ 510,029
	Tesla Auto Lease Trust
103,032	0.36%, 03/20/2025(1)	102,689
691,667	0.36%, 09/22/2025(1)	683,261
377,130	Tricolor Auto Securitization Trust 3.30%, 02/18/2025(1)	373,699
1,135,424	United Auto Credit Securitization Trust 5.57%, 07/10/2025(1)	1,134,203
	Westlake Automobile Receivables Trust
241,632	0.32%, 04/15/2025(1)	240,015
333,867	0.57%, 09/16/2024(1)	332,894
3,575,000	0.95%, 06/16/2025(1)	3,505,934
2,018,277	3.36%, 08/15/2025(1)	1,998,035
3,175,000	5.24%, 07/15/2025(1)	3,166,243
1,625,000	5.51%, 06/15/2026(1)	1,623,919
3,255,000	5.80%, 02/16/2027(1)	3,275,819
84,965	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	84,388
	World Omni Auto Receivables Trust
1,370,771	2.77%, 10/15/2025	1,352,544
1,210,000	5.18%, 07/15/2026	1,211,153
	World Omni Select Auto Trust
3,176,761	0.53%, 03/15/2027	3,075,163
2,125,000	5.92%, 03/15/2027	2,120,193
		115,555,178
	Asset-Backed - Finance & Insurance - 1.8%
375,363	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	358,517
	DLLAD LLC
287,430	0.35%, 09/20/2024(1)	284,642
1,495,000	5.19%, 04/20/2026(1)	1,488,895
	DLLST LLC
964,017	2.79%, 01/22/2024(1)	958,124
1,240,000	3.40%, 01/21/2025(1)	1,215,222
716,805	Donlen Fleet Lease Funding 2 LLC 0.56%, 12/11/2034(1)	696,127
	Ellington Financial Mortgage Trust
449,155	0.93%, 06/25/2066(1)(3)	360,687
62,893	2.74%, 11/25/2059(1)(3)	58,357
232,464	FCI Funding LLC 1.13%, 04/15/2033(1)	224,943
2,080,000	John Deere Owner Trust 5.28%, 03/16/2026	2,089,517
	Kubota Credit Owner Trust
266,452	0.26%, 06/17/2024(1)	264,839
52,725	0.31%, 04/15/2024(1)	52,617
840,000	5.40%, 02/17/2026(1)	839,083
101,446	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	96,324
1,877,018	Verizon Owner Trust 0.41%, 04/21/2025	1,850,139
		10,838,033
	Other Asset-Backed Securities - 6.2%
980,911	Affirm Asset Securitization Trust 4.55%, 06/15/2027(1)	966,112
655,581	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	636,434
730,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	726,611
514,000	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	501,017
	BHG Securitization Trust
1,686,397	1.71%, 02/20/2035(1)	1,614,383
461,172	5.32%, 10/17/2035(1)	457,182
	CCG Receivables Trust
322,440	0.30%, 06/14/2027(1)	313,216
790,314	0.54%, 03/14/2029(1)	756,951
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Other Asset-Backed Securities - 6.2% - (continued)
$ 2,971,078	3.91%, 07/16/2029(1)	$ 2,927,451
1,705,000	5.82%, 09/16/2030(1)	1,720,974
1,700,000	CNH Equipment Trust 5.42%, 07/15/2026	1,702,554
14,647	Crossroads Asset Trust 0.82%, 03/20/2024(1)	14,607
	Dell Equipment Finance Trust
125,671	0.33%, 12/22/2026(1)	125,097
1,925,000	0.53%, 12/22/2026(1)	1,866,608
	Dext ABS LLC
561,022	1.12%, 02/15/2028(1)	539,429
2,100,000	5.68%, 03/15/2024(1)	2,100,000
414,748	DLLMT LLC 0.60%, 03/20/2024(1)	412,161
	GreatAmerica Leasing Receivables Funding LLC
643,866	0.38%, 03/15/2024(1)	636,357
1,900,000	4.92%, 05/15/2025(1)	1,891,932
	HPEFS Equipment Trust
699,848	1.02%, 05/21/2029(1)	691,979
1,294,687	3.15%, 09/20/2029(1)	1,278,465
1,220,000	5.26%, 08/20/2029(1)	1,218,641
760,000	5.43%, 08/20/2029(1)	762,590
	Marlette Funding Trust
835,922	1.36%, 04/15/2032(1)	826,582
315,950	4.25%, 08/15/2032(1)	311,944
592,758	5.18%, 11/15/2032(1)	588,261
2,425,000	6.07%, 04/15/2033(1)	2,423,314
115,087	Marlin Receivables LLC 3.37%, 07/20/2023(1)	114,947
	MMAF Equipment Finance LLC
769,867	2.01%, 12/12/2024(1)	758,246
1,695,000	5.57%, 09/09/2025(1)	1,694,809
1,124,468	New York City Tax Lien Trust 2.10%, 11/10/2034(1)	1,082,068
	SCF Equipment Leasing LLC
1,272,685	2.06%, 02/22/2028(1)	1,246,167
1,741,698	6.24%, 07/20/2028(1)	1,739,405
	SoFi Consumer Loan Program Trust
119,190	0.49%, 09/25/2030(1)	116,634
580,000	5.81%, 05/15/2031(1)	580,488
680,747	Tricon American Homes Trust 2.93%, 01/17/2036(1)	665,113
1,545,000	Verizon Master Trust 5.23%, 11/22/2027(4)	1,552,610
		37,561,339
	Whole Loan Collateral CMO - 3.4%
642,047	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	589,923
	Angel Oak Mortgage Trust I LLC
15,404	2.99%, 07/26/2049(1)(3)	15,326
2,186	3.92%, 11/25/2048(1)(3)	2,176
	BRAVO Residential Funding Trust
383,241	0.94%, 02/25/2049(1)(3)	344,169
441,279	0.97%, 03/25/2060(1)(3)	409,856
1,285,971	1.70%, 04/25/2060(1)(3)	1,154,078
284,958	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	274,744
312,679	CFMT LLC 3.17%, 07/25/2054(1)(3)	299,795
	COLT Mortgage Loan Trust
1,719,244	1.11%, 10/25/2066(1)(3)	1,373,152
455,681	1.33%, 10/26/2065(1)(3)	407,006
2,110,804	1.40%, 10/25/2066(1)(3)	1,730,352
122,749	1.51%, 04/27/2065(1)(3)	113,613
1,217,619	1.73%, 11/26/2066(1)(3)	1,025,019
1,379,559	CSMC Trust 2.57%, 07/25/2049(1)(4)	1,265,782
	GCAT Trust
2,944,744	1.26%, 07/25/2066(1)(3)	2,337,853

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 30.6% - (continued)
	Whole Loan Collateral CMO - 3.4% - (continued)
$ 698,238	1.92%, 08/25/2066(1)(3)	$ 614,866
	MFA Trust
337,472	1.01%, 01/26/2065(1)(3)	309,607
574,342	1.03%, 11/25/2064(1)(3)	469,193
	New Residential Mortgage Loan Trust
1,530,945	1.16%, 11/27/2056(1)(3)	1,254,582
474,736	4.00%, 08/27/2057(1)(3)	444,270
39,868	OBX Trust 5.50%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	37,142
1,978,354	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,630,446
	Starwood Mortgage Residential Trust
304,401	0.94%, 05/25/2065(1)(3)	276,428
40,134	2.28%, 02/25/2050(1)(3)	38,051
	Towd Point Mortgage Trust
706,616	2.16%, 01/25/2052(1)(3)	691,988
520,493	2.75%, 06/25/2057(1)(3)	493,340
1,037,678	3.75%, 03/25/2058(1)(3)	1,008,767
219,475	4.21%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	218,501
	Verus Securitization Trust
1,247,770	1.63%, 10/25/2066(1)(3)	1,027,380
159,686	2.64%, 11/25/2059(1)(4)	151,797
279,655	2.69%, 11/25/2059(1)(3)	265,713
		20,274,915
	Total Asset & Commercial Mortgage-Backed Securities (cost $188,634,036)	$ 184,229,465
CORPORATE BONDS - 39.8%
	Aerospace/Defense - 0.6%
1,900,000	Boeing Co. 1.95%, 02/01/2024	$ 1,844,519
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	969,401
1,015,000	Lockheed Martin Corp. 4.95%, 10/15/2025	1,030,278
		3,844,198
	Agriculture - 0.6%
	Cargill, Inc.
675,000	1.38%, 07/23/2023(1)	666,856
1,700,000	3.50%, 04/22/2025(1)(5)	1,657,277
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,232,376
		3,556,509
	Auto Manufacturers - 1.7%
565,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	566,907
1,500,000	General Motors Financial Co., Inc. 5.20%, 10/15/2024, 3 mo. USD SOFR + 0.620%(2)(5)	1,477,488
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,235,787
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	481,120
	Toyota Motor Credit Corp.
1,500,000	4.85%, 04/06/2023, 3 mo. USD SOFR + 0.320%(2)	1,499,973
2,000,000	4.88%, 01/11/2024, 3 mo. USD SOFR + 0.330%(2)	1,994,707
2,000,000	5.17%, 06/13/2023, 1 mo. USD SOFR + 0.350%(2)(5)	1,999,651
750,000	Volkswagen Group of America Finance LLC 3.13%, 05/12/2023(1)	747,850
		10,003,483
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Beverages - 1.1%
$ 2,275,000	Coca-Cola Europacific Partners PLC 0.50%, 05/05/2023(1)	$ 2,263,929
1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	1,702,134
730,000	Diageo Capital PLC 5.20%, 10/24/2025	738,954
1,750,000	JDE Peet's NV 0.80%, 09/24/2024(1)	1,630,026
		6,335,043
	Biotechnology - 0.4%
2,250,000	Royalty Pharma PLC 0.75%, 09/02/2023	2,193,958
	Chemicals - 0.3%
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,230,708
580,000	Nutrien Ltd. 5.95%, 11/07/2025	593,656
		1,824,364
	Commercial Banks - 19.2%
1,750,000	ANZ New Zealand International Ltd. 5.35%, 02/18/2025, 3 mo. USD SOFR + 0.600%(1)(2)	1,732,987
1,400,000	Banco Santander SA 3.89%, 05/24/2024	1,368,523
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 6 mo. USD SOFR + 0.740% thereafter)(6)	1,214,664
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 6 mo. USD SOFR + 1.110% thereafter)(6)	1,005,891
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.290% thereafter)(6)	921,470
1,875,000	5.27%, 05/28/2024, 3 mo. USD BSBY + 0.430%(2)	1,866,112
1,525,000	5.33%, 04/22/2025, 3 mo. USD SOFR + 0.690%(2)	1,508,759
1,700,000	5.37%, 02/04/2025, 3 mo. USD SOFR + 0.660%(2)	1,681,379
	Bank of Montreal
2,200,000	0.40%, 09/15/2023(5)	2,150,584
2,200,000	5.08%, 09/15/2023, 3 mo. USD SOFR + 0.265%(2)	2,197,261
1,000,000	Bank of New York Mellon 5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.800% thereafter)(6)	998,093
750,000	Bank of New York Mellon Corp. 4.91%, 04/26/2024, 3 mo. USD SOFR + 0.260%(2)	745,453
	Bank of Nova Scotia
1,400,000	2.44%, 03/11/2024	1,360,234
3,675,000	5.04%, 07/31/2024, 3 mo. USD SOFR + 0.380%(2)(5)	3,644,562
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	976,147
1,250,000	4.94%, 01/26/2026(1)	1,234,125
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.050% thereafter)(6)	972,252
1,400,000	Citigroup, Inc. 5.33%, 01/25/2026, 3 mo. USD SOFR + 0.694%(2)	1,372,262
	Citizens Bank NA
1,025,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.395% thereafter)(6)	967,365
750,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.450% thereafter)(6)	705,503
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,254,416

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 19.2% - (continued)
	Cooperatieve Rabobank UA
$ 1,550,000	4.87%, 01/12/2024, 3 mo. USD SOFR + 0.300%(2)	$ 1,541,174
2,500,000	5.35%, 06/28/2023, 1 mo. USD SOFR + 0.530%(2)	2,502,092
3,300,000	Credit Agricole SA 3.75%, 04/24/2023(1)	3,296,009
	Credit Suisse AG
750,000	4.75%, 08/09/2024	725,850
3,675,000	5.09%, 08/09/2023, 3 mo. USD SOFR + 0.380%(2)	3,601,972
750,000	Danske Bank AS 6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.100% thereafter)(1)(6)	750,351
2,525,000	Deutsche Bank AG 5.21%, 11/08/2023, 3 mo. USD SOFR + 0.500%(2)	2,494,660
1,350,000	DNB Bank ASA 2.97%, 03/28/2025, (2.97% fixed rate until 03/28/2024; 6 mo. USD SOFR + 0.810% thereafter)(1)(6)	1,317,019
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 6 mo. USD SOFR + 1.230% thereafter)(6)	1,852,243
	Goldman Sachs Group, Inc.
1,425,000	1.22%, 12/06/2023	1,384,111
1,500,000	5.30%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	1,492,548
1,250,000	5.70%, 11/01/2024	1,257,836
	HSBC Holdings PLC
1,425,000	5.32%, 11/22/2024, 3 mo. USD SOFR + 0.580%(2)	1,393,607
1,250,000	7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.030% thereafter)(6)	1,295,176
1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024	999,844
	Huntington National Bank
1,175,000	4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.205% thereafter)(6)	1,124,889
1,250,000	5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.215% thereafter)(6)	1,208,531
	JPMorgan Chase & Co.
1,350,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.980% thereafter)(6)	1,323,770
2,000,000	5.31%, 06/01/2025, 3 mo. USD SOFR + 0.535%(2)	1,979,961
850,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.070% thereafter)(6)	855,434
	KeyBank NA
1,250,000	5.13%, 06/14/2024, 3 mo. USD SOFR + 0.320%(2)	1,221,529
2,000,000	5.19%, 01/03/2024, 3 mo. USD SOFR + 0.340%(2)(5)	1,975,791
	Macquarie Group Ltd.
1,500,000	5.29%, 10/14/2025, 3 mo. USD SOFR + 0.710%(1)(2)	1,456,634
1,200,000	6.21%, 11/22/2024(1)	1,218,957
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,174,332
1,850,000	5.40%, 11/21/2025	1,785,204
1,100,000	Mizuho Financial Group, Inc. 5.59%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,094,678
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 19.2% - (continued)
	Morgan Stanley
$ 1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 6 mo. USD SOFR + 0.616% thereafter)(6)	$ 1,124,673
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 6 mo. USD SOFR + 1.160% thereafter)(6)	1,324,896
1,225,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.295% thereafter)(6)	1,220,696
750,000	5.27%, 01/24/2025, 3 mo. USD SOFR + 0.625%(2)	739,288
	National Australia Bank Ltd.
1,400,000	4.95%, 01/12/2025, 3 mo. USD SOFR + 0.380%(1)(2)	1,389,319
1,225,000	4.97%, 01/12/2026(5)	1,235,320
1,225,000	5.13%, 11/22/2024	1,232,398
3,725,000	National Bank of Canada 5.19%, 08/06/2024, 3 mo. USD SOFR + 0.490%(2)	3,690,782
1,290,000	NatWest Markets PLC 5.25%, 08/12/2024, 3 mo. USD SOFR + 0.530%(1)(2)	1,270,287
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	867,364
	PNC Financial Services Group, Inc.
1,325,000	3.90%, 04/29/2024	1,298,076
1,510,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.090% thereafter)(6)	1,510,153
	Royal Bank of Canada
1,475,000	4.88%, 10/07/2024, 3 mo. USD SOFR + 0.340%(2)	1,460,872
1,925,000	4.91%, 01/19/2024, 3 mo. USD SOFR + 0.300%(2)	1,912,141
950,000	5.66%, 10/25/2024	957,836
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)(5)	1,311,450
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 12 mo. USD CMT + 2.300% thereafter)(1)(6)	923,529
	Standard Chartered PLC
1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 12 mo. USD CMT + 2.050% thereafter)(1)(6)	1,228,612
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 12 mo. USD CMT + 3.100% thereafter)(1)(6)	868,826
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.353% thereafter)(6)	1,527,679
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 5.26%, 09/16/2024, 3 mo. USD SOFR + 0.440%(1)(2)	2,183,515
	Toronto-Dominion Bank
1,000,000	2.35%, 03/08/2024	972,092
925,000	5.10%, 01/09/2026	930,109
2,200,000	5.15%, 09/10/2024, 3 mo. USD SOFR + 0.350%(2)	2,181,718
750,000	5.30%, 09/28/2023, 3 mo. USD SOFR + 0.450%(2)	749,325
	Truist Financial Corp.
1,500,000	5.20%, 06/09/2025, 3 mo. USD SOFR + 0.400%(2)	1,436,234
1,250,000	5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.626% thereafter)(6)	1,245,320

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 19.2% - (continued)
	UBS AG
$ 1,400,000	5.04%, 01/13/2025, 3 mo. USD SOFR + 0.470%(1)(2)	$ 1,385,110
1,875,000	5.10%, 06/01/2023, 3 mo. USD SOFR + 0.320%(1)(2)(5)	1,873,028
2,200,000	5.16%, 08/09/2024, 3 mo. USD SOFR + 0.450%(1)(2)	2,185,657
		115,438,549
	Construction Materials - 0.2%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	1,015,077
	Diversified Financial Services - 0.8%
	American Express Co.
2,050,000	3.38%, 05/03/2024	2,008,756
1,300,000	3.95%, 08/01/2025	1,273,976
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.160% thereafter)(6)	939,262
785,000	Corebridge Global Funding 0.80%, 07/07/2023(1)	775,588
		4,997,582
	Electric - 2.2%
445,000	Consumers Energy Co. 0.35%, 06/01/2023	441,404
825,000	Duke Energy Corp. 5.05%, 06/10/2023, 3 mo. USD SOFR + 0.250%(2)	824,135
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,336,466
2,275,000	Florida Power & Light Co. 4.97%, 05/10/2023, 3 mo. USD SOFR + 0.250%(2)	2,272,912
1,520,000	Mississippi Power Co. 5.15%, 06/28/2024, 3 mo. USD SOFR + 0.300%(2)	1,504,632
1,400,000	National Rural Utilities Cooperative Finance Corp. 5.10%, 08/07/2023, 3 mo. USD SOFR + 0.400%(2)	1,396,127
	NextEra Energy Capital Holdings, Inc.
1,500,000	4.26%, 09/01/2024	1,485,373
525,000	6.05%, 03/01/2025	533,815
780,000	Oklahoma Gas & Electric Co. 0.55%, 05/26/2023	774,572
1,400,000	Pacific Gas & Electric Co. 3.25%, 02/16/2024	1,371,167
500,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	501,804
1,000,000	Southern Co. 5.15%, 10/06/2025	1,011,502
		13,453,909
	Entertainment - 0.5%
3,035,000	Warnermedia Holdings, Inc. 3.43%, 03/15/2024(1)	2,965,206
	Food - 0.4%
1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	1,449,795
1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024	1,122,606
		2,572,401
	Healthcare - Products - 1.0%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024(1)	1,558,511
2,600,000	PerkinElmer, Inc. 0.55%, 09/15/2023	2,547,305
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,178,751
680,000	Thermo Fisher Scientific, Inc. 5.12%, 10/18/2024, 3 mo. USD SOFR + 0.530%(2)	675,519
		5,960,086
	Healthcare - Services - 1.0%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,530,732
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	550,080
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Healthcare - Services - 1.0% - (continued)
$ 1,945,000	Humana, Inc. 0.65%, 08/03/2023	$ 1,917,531
	UnitedHealth Group, Inc.
820,000	0.55%, 05/15/2024	781,851
1,395,000	5.15%, 10/15/2025	1,420,382
		6,200,576
	Household Products - 0.4%
2,540,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,476,825
	Insurance - 5.2%
	Athene Global Funding
3,500,000	5.30%, 08/19/2024, 3 mo. USD SOFR + 0.560%(1)(2)	3,433,472
2,620,000	5.46%, 05/24/2024, 3 mo. USD SOFR + 0.700%(1)(2)	2,578,994
	Brighthouse Financial Global Funding
1,500,000	1.20%, 12/15/2023(1)	1,450,680
1,625,000	5.33%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	1,604,563
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025(1)	676,883
	Equitable Financial Life Global Funding
2,650,000	4.93%, 04/06/2023, 3 mo. USD SOFR + 0.390%(1)(2)	2,650,024
1,540,000	5.50%, 12/02/2025(1)	1,547,366
2,000,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	1,987,340
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023	1,382,332
1,225,000	Jackson National Life Global Funding 5.50%, 01/09/2026(1)	1,237,754
	MassMutual Global Funding II
848,000	0.85%, 06/09/2023(1)	841,002
1,550,000	4.93%, 04/12/2024, 3 mo. USD SOFR + 0.360%(1)(2)	1,541,617
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,231,264
	New York Life Global Funding
875,000	1.10%, 05/05/2023(1)(5)	871,613
1,350,000	3.15%, 06/06/2024(1)	1,325,268
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)(5)	635,053
	Principal Life Global Funding II
645,000	5.02%, 04/12/2024, 3 mo. USD SOFR + 0.450%(1)(2)	642,096
2,500,000	5.14%, 08/23/2024, 3 mo. USD SOFR + 0.380%(1)(2)	2,475,893
	Protective Life Global Funding
420,000	1.08%, 06/09/2023(1)	415,542
1,375,000	3.22%, 03/28/2025(1)	1,321,723
1,525,000	5.37%, 01/06/2026(1)	1,543,384
		31,393,863
	IT Services - 0.1%
875,000	Apple, Inc. 0.75%, 05/11/2023(5)	871,420
	Machinery-Construction & Mining - 0.4%
	Caterpillar Financial Services Corp.
1,025,000	3.40%, 05/13/2025	1,003,548
1,100,000	5.08%, 09/13/2024, 3 mo. USD SOFR + 0.270%(2)	1,090,990
		2,094,538
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025(5)	1,041,512
	Miscellaneous Manufacturing - 0.1%
645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	630,933

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Oil & Gas - 0.4%
$ 2,425,000	ConocoPhillips Co. 2.13%, 03/08/2024(5)	$ 2,359,704
255,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	255,848
		2,615,552
	Pharmaceuticals - 0.7%
3,000,000	AstraZeneca PLC 0.30%, 05/26/2023	2,978,901
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,237,901
		4,216,802
	Pipelines - 0.5%
2,100,000	Enbridge, Inc. 5.36%, 02/16/2024, 3 mo. USD SOFR + 0.630%(2)	2,084,495
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	934,883
		3,019,378
	Real Estate Investment Trusts - 0.5%
1,220,000	Public Storage 5.09%, 04/23/2024, 3 mo. USD SOFR + 0.470%(2)	1,214,277
1,650,000	Realty Income Corp. 5.05%, 01/13/2026	1,642,814
		2,857,091
	Retail - 0.3%
	Home Depot, Inc.
435,000	2.70%, 04/15/2025	420,388
180,000	4.00%, 09/15/2025	178,568
1,290,000	Starbucks Corp. 5.14%, 02/14/2024, 3 mo. USD SOFR + 0.420%(2)	1,283,271
		1,882,227
	Semiconductors - 0.7%
1,120,000	Analog Devices, Inc. 5.10%, 10/01/2024, 3 mo. USD SOFR + 0.250%(2)(5)	1,108,906
885,000	Intel Corp. 4.88%, 02/10/2026	895,656
2,285,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	2,265,798
		4,270,360
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	281,568
	Telecommunications - 0.2%
1,000,000	AT&T, Inc. 5.49%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	998,768
455,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	450,709
		1,449,477
	Total Corporate Bonds (cost $242,050,911)	$ 239,462,487
U.S. GOVERNMENT AGENCIES - 8.3%
	Mortgage-Backed Agencies - 8.3%
	Federal Home Loan Bank - 6.6%
10,000,000	0.00%, 07/05/2023(7)	$ 9,879,128
686,000	0.00%, 07/14/2023(7)	676,911
3,525,000	0.00%, 07/21/2023(7)	3,475,114
5,000,000	0.00%, 08/02/2023(7)	4,921,527
4,500,000	0.00%, 08/04/2023(7)	4,428,216
5,000,000	4.75%, 03/08/2024	4,993,945
540,000	4.88%, 11/07/2023	540,233
1,500,000	4.88%, 06/14/2024	1,505,152
5,960,000	5.00%, 11/09/2023	5,965,522
3,000,000	5.00%, 01/10/2024	2,992,879
		39,378,627
	Federal Home Loan Mortgage Corp. - 0.9%
819,095	1.00%, 05/15/2041	750,659
436,010	1.75%, 04/15/2027	419,472
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 8.3% - (continued)
	Mortgage-Backed Agencies - 8.3% - (continued)
	Federal Home Loan Mortgage Corp. - 0.9% - (continued)
$ 91,950	3.00%, 05/15/2043	$ 89,828
507,510	3.50%, 11/15/2025	498,673
751,922	3.50%, 05/15/2026	738,830
86,778	3.50%, 11/15/2042	85,691
3,074,429	3.53%, 10/25/2023(3)	3,043,369
		5,626,522
	Federal National Mortgage Association - 0.5%
496,323	1.75%, 09/25/2041	463,999
2,485,786	3.06%, 06/25/2024(3)	2,420,603
		2,884,602
	Government National Mortgage Association - 0.3%
133,620	1.70%, 10/20/2045	132,161
425,712	2.50%, 09/20/2046	398,217
1,214,016	3.50%, 01/20/2052	1,185,573
		1,715,951
	Total U.S. Government Agencies (cost $49,799,870)	$ 49,605,702
U.S. GOVERNMENT SECURITIES - 13.6%
	U.S. Treasury Securities - 13.6%
	U.S. Treasury Notes - 13.6%
10,325,000	0.13%, 12/15/2023	$ 10,000,730
40,500,000	2.00%, 04/30/2024	39,381,504
13,050,000	2.38%, 02/29/2024	12,778,295
15,000,000	2.50%, 01/31/2024	14,729,883
5,000,000	2.88%, 10/31/2023	4,948,047
	Total U.S. Government Securities (cost $82,350,197)	$ 81,838,459
	Total Long-Term Investments (cost $562,835,014)	$ 555,136,113
SHORT-TERM INVESTMENTS - 8.5%
	Commercial Paper - 2.3%
1,000,000	AT&T, Inc. 6.07%, 03/19/2024	$ 944,425
2,000,000	Bank of Montreal 2.73%, 05/24/2023	1,991,947
3,000,000	BofA Securities, Inc. 2.82%, 06/16/2023	3,000,000
	BPCE SA
2,195,000	5.14%, 07/03/2023	2,165,982
800,000	5.43%, 11/15/2023	773,680
1,360,000	Citigroup Global Markets, Inc. 3.63%, 06/16/2023	1,349,664
1,500,000	Credit Agricole Corporate & Investment Bank 5.28%, 05/31/2023	1,487,363
2,000,000	Societe Generale SA 5.29%, 09/15/2023	1,950,944
		13,664,005
	Repurchase Agreements - 0.2%
1,324,804	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $1,325,335; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/2029, with a market value of $1,351,316	1,324,804
	Securities Lending Collateral - 1.3%
1,272,701	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(8)	1,272,701
4,242,338	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(8)	4,242,338

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.5% - (continued)
	Securities Lending Collateral - 1.3% - (continued)
1,272,701	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(8)		$ 1,272,701
1,272,701	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(8)		1,272,701
			8,060,441
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Bills – 4.7%
$ 10,000,000	3.00%, 07/13/2023(9)		9,868,588
10,000,000	3.04%, 06/15/2023(9)		9,906,083
1,000,000	3.78%, 04/13/2023(9)		998,657
2,500,000	4.64%, 05/30/2023(9)		2,481,071
5,000,000	4.71%, 07/06/2023(9)(10)		4,938,898
			28,193,297
	Total Short-Term Investments (cost $51,320,936)		$ 51,242,547
	Total Investments (cost $614,155,950)	100.8%	$ 606,378,660
	Other Assets and Liabilities	(0.8)%	(4,729,210)
	Total Net Assets	100.0%	$ 601,649,450
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2023, the aggregate value of these securities was $196,878,234, representing 32.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is a zero-coupon bond.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $4,938,200 at March 31, 2023.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 184,229,465	$ —	$ 184,229,465	$ —
Corporate Bonds	239,462,487	—	239,462,487	—
U.S. Government Agencies	49,605,702	—	49,605,702	—
U.S. Government Securities	81,838,459	—	81,838,459	—
Short-Term Investments	51,242,547	8,060,441	43,182,106	—
Total	$ 606,378,660	$ 8,060,441	$ 598,318,219	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
57

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
BSBY	Bloomberg Short Term Bank Yield Index
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

58

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments
 March 31, 2023  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value per share (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law.
For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or are deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board (“Valuation Procedures”).
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
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Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 March 31, 2023  (Unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.
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